AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 64.8%
Affiliated Mutual Funds — 37.6%
AST AQR Emerging Markets Equity Portfolio*	4,910,065	$ 46,252,815
AST Blackrock Low Duration Bond Portfolio*	69,159	756,595
AST BlackRock/Loomis Sayles Bond Portfolio*	1,189,878	17,324,619
AST ClearBridge Dividend Growth Portfolio*	1,685,625	28,385,933
AST Cohen & Steers Global Realty Portfolio*	8,808,305	98,653,020
AST Cohen & Steers Realty Portfolio	5,220,593	57,844,172
AST Emerging Markets Equity Portfolio*	2,563,683	17,176,675
AST Goldman Sachs Small-Cap Value Portfolio*	1,585,130	25,488,891
AST Government Money Market Portfolio	255,581	255,581
AST High Yield Portfolio*	7,404,824	70,864,162
AST Hotchkis & Wiley Large-Cap Value Portfolio*	438,676	9,207,811
AST International Growth Portfolio*	5,298,346	89,489,056
AST International Value Portfolio*	6,695,249	102,705,125
AST Jennison Large-Cap Growth Portfolio*	162,338	5,746,775
AST Loomis Sayles Large-Cap Growth Portfolio*	186,702	10,531,891
AST MFS Growth Portfolio*	187,498	5,465,572
AST MFS Large-Cap Value Portfolio*	1,456,893	25,947,265
AST Mid-Cap Growth Portfolio*	5,184,798	49,825,913
AST Neuberger Berman Long/Short Portfolio*	2,096,707	23,713,757
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,250,452	27,159,827
AST PIMCO Dynamic Bond Portfolio*	536,826	5,142,790
AST Prudential Core Bond Portfolio*	3,660,985	47,482,970
AST QMA International Core Equity Portfolio*	8,006,001	77,097,788
AST QMA US Equity Alpha Portfolio*	1,042,304	26,120,134
AST Small-Cap Growth Opportunities Portfolio*	191,656	3,432,558
AST Small-Cap Growth Portfolio*	77,463	3,104,726
AST Small-Cap Value Portfolio*	847,413	15,194,114
AST T. Rowe Price Large-Cap Growth Portfolio*	170,486	6,787,031
AST T. Rowe Price Large-Cap Value Portfolio*	1,868,319	22,700,077
AST T. Rowe Price Natural Resources Portfolio*	1,711	24,787
AST WEDGE Capital Mid-Cap Value Portfolio*	1,695,146	24,833,883
AST Western Asset Core Plus Bond Portfolio*	2,768,521	36,959,757

Total Affiliated Mutual Funds (cost $976,581,485)(w)		981,676,070
Common Stocks — 6.3%
Aerospace & Defense — 0.1%
Arconic, Inc.	15,100	242,506
	Shares	Value

Common Stocks (continued)
Aerospace & Defense (cont’d.)
CAE, Inc. (Canada)(u)	775	$ 9,797
General Dynamics Corp.	2,000	264,620
Hexcel Corp.(u)	5,800	215,702
Huntington Ingalls Industries, Inc.(u)	300	54,663
Northrop Grumman Corp.	900	272,295
United Technologies Corp.(u)	300	28,299
		1,087,882
Airlines — 0.0%
Air Canada (Canada)*(u)	13,143	147,092
American Airlines Group, Inc.	3,900	47,541
Copa Holdings SA (Panama) (Class A Stock)(u)	4,500	203,805
Delta Air Lines, Inc.	5,900	168,327
Southwest Airlines Co.	3,400	121,074
United Airlines Holdings, Inc.*	2,600	82,030
		769,869
Auto Components — 0.0%
Adient PLC*	16,800	152,376
Linamar Corp. (Canada)(u)	2,174	45,000
Magna International, Inc. (Canada)(u)	3,830	122,224
		319,600
Banks — 0.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA(u)	3,047	25,177
Bank of Montreal (Canada)(u)	1,918	96,847
Bank of Nova Scotia (The) (Canada)(u)	3,066	125,206
BankUnited, Inc.(u)	800	14,960
Canadian Imperial Bank of Commerce (Canada)	2,572	149,864
CIT Group, Inc.(u)	4,600	79,396
Citigroup, Inc.	5,400	227,448
Esquire Financial Holdings, Inc.*(u)	1,100	16,555
Financial Institutions, Inc.(u)	4,000	72,560
First Banks, Inc., Series C (original cost $73,850; purchased 08/09/13)^	67	52,609
First Internet Bancorp(u)	1,400	22,988
Independent Bank Group, Inc.	4,300	101,824
Midland States Bancorp, Inc.(u)	5,200	90,948
National Bank of Canada (Canada)(u)	6,104	235,910
OFG Bancorp (Puerto Rico)	10,100	112,918
Popular, Inc. (Puerto Rico)	6,600	231,000
QCR Holdings, Inc.(u)	1,500	40,605
Simmons First National Corp. (Class A Stock)	13,400	246,560
Synovus Financial Corp.(u)	1,100	19,316
Toronto-Dominion Bank (The) (Canada)(u)	902	38,348
Western Alliance Bancorp	7,300	223,453
Wintrust Financial Corp.(u)	900	29,574
		2,254,066
Beverages — 0.0%
Carlsberg A/S (Denmark) (Class B Stock)(u)	1,744	197,213
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	10,600	$ 257,262
		454,475
Biotechnology — 0.1%
AbbVie, Inc.	3,600	274,284
Alexion Pharmaceuticals, Inc.*	3,100	278,349
Biogen, Inc.*	900	284,742
Eagle Pharmaceuticals, Inc.*(u)	800	36,800
Emergent BioSolutions, Inc.*(u)	3,700	214,082
Galapagos NV (Belgium)*(u)	254	50,539
Gilead Sciences, Inc.	3,300	246,708
Incyte Corp.*	3,600	263,628
Neurocrine Biosciences, Inc.*(u)	2,300	199,065
Regeneron Pharmaceuticals, Inc.*	500	244,145
Swedish Orphan Biovitrum AB (Sweden)*	3,107	52,448
Vanda Pharmaceuticals, Inc.*	25,500	264,180
Vertex Pharmaceuticals, Inc.*	1,200	285,540
		2,694,510
Building Products — 0.0%
American Woodmark Corp.*	4,000	182,280
dormakaba Holding AG (Switzerland)*(u)	30	13,345
Geberit AG (Switzerland)(u)	180	78,900
Johnson Controls International PLC	6,900	186,024
Masco Corp.	1,413	48,847
Owens Corning	544	21,113
ROCKWOOL International A/S (Denmark) (Class B Stock)(u)	367	66,165
Universal Forest Products, Inc.	7,690	285,991
		882,665
Capital Markets — 0.1%
Affiliated Managers Group, Inc.(u)	1,000	59,140
BGC Partners, Inc. (Class A Stock)(u)	9,700	24,444
Brightsphere Investment Group, Inc.(u)	2,400	15,336
CI Financial Corp. (Canada)(u)	7,761	77,042
Evercore, Inc. (Class A Stock)(u)	2,600	119,756
IGM Financial, Inc. (Canada)(u)	2,321	38,510
LPL Financial Holdings, Inc.	4,800	261,264
Morgan Stanley	7,500	255,000
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)^(f)	1,248,607	—
Stifel Financial Corp.	5,700	235,296
		1,085,788
Chemicals — 0.1%
Cabot Corp.	6,300	164,556
CF Industries Holdings, Inc.	7,000	190,400
Corteva, Inc.(u)	8,900	209,150
DuPont de Nemours, Inc.	4,600	156,860
Evonik Industries AG (Germany)(u)	1,922	39,975
Huntsman Corp.	16,000	230,880
PQ Group Holdings, Inc.*(u)	6,000	65,400
Scotts Miracle-Gro Co. (The)	285	29,184
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Trinseo SA(u)	3,800	$ 68,818
		1,155,223
Commercial Services & Supplies — 0.3%
Cleanaway Waste Management Ltd. (Australia)	1,576,072	1,642,444
Deluxe Corp.(u)	3,200	82,976
HNI Corp.(u)	5,900	148,621
ISS A/S (Denmark)(u)	910	12,502
Knoll, Inc.	15,500	159,960
Securitas AB (Sweden) (Class B Stock)(u)	3,918	42,368
Waste Connections, Inc.	33,783	2,618,182
Waste Management, Inc.(a)	27,032	2,502,082
		7,209,135
Communications Equipment — 0.0%
Viavi Solutions, Inc.*	11,400	127,794
Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	3,900	142,545
Eiffage SA (France)	29,704	2,114,758
EMCOR Group, Inc.	4,900	300,468
Ferrovial SA (Spain)	125,483	3,010,269
HOCHTIEF AG (Germany)(u)	1,332	88,326
Skanska AB (Sweden) (Class B Stock)*(u)	3,936	59,558
Vinci SA (France)	41,276	3,416,100
		9,132,024
Construction Materials — 0.0%
Eagle Materials, Inc.	203	11,859
HeidelbergCement AG (Germany)(u)	2,768	117,729
Martin Marietta Materials, Inc.	327	61,878
Vulcan Materials Co.	714	77,162
		268,628
Consumer Finance — 0.0%
Capital One Financial Corp.(u)	3,100	156,302
Navient Corp.	24,100	182,678
OneMain Holdings, Inc.(u)	10,900	208,408
Regional Management Corp.*(u)	1,800	24,588
		571,976
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	6,300	195,867
Distributors — 0.0%
LKQ Corp.*	12,800	262,528
Diversified Consumer Services — 0.0%
Carriage Services, Inc.	13,300	214,795
Select Interior Concepts, Inc. (Class A Stock)*(u)	10,000	20,700
		235,495
Diversified Financial Services — 0.0%
Cannae Holdings, Inc.*	8,000	267,920
G-Resources Group Ltd. (Hong Kong)*	120,000	692

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
Onex Corp. (Canada)(u)	2,010	$ 73,570
		342,182
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	6,700	195,305
BCE, Inc. (Canada)(u)	507	20,798
Cellnex Telecom SA (Spain), 144A	127,116	5,790,875
Deutsche Telekom AG (Germany)	15,535	200,607
Swisscom AG (Switzerland)(u)	339	182,355
Telefonica Deutschland Holding AG (Germany)(u)	14,189	35,081
Telia Co. AB (Sweden)	15,504	55,703
Verizon Communications, Inc.(u)	1,800	96,714
		6,577,438
Electric Utilities — 1.5%
ALLETE, Inc.(u)	1,000	60,680
Alliant Energy Corp.	40,670	1,963,954
American Electric Power Co., Inc.	46,524	3,720,990
Edison International	58,559	3,208,448
Emera, Inc. (Canada)	52,025	2,051,721
Enel SpA (Italy)	597,877	4,173,246
Exelon Corp.	39,865	1,467,431
FirstEnergy Corp.	123,567	4,951,330
Fortum OYJ (Finland)(u)	8,185	120,429
Hydro One Ltd. (Canada), 144A(u)	5,271	94,910
Iberdrola SA (Spain)	381,425	3,767,850
Neoenergia SA (Brazil)	173,969	570,846
NextEra Energy, Inc.	30,758	7,400,990
NRG Energy, Inc.	9,500	258,970
Orsted A/S (Denmark), 144A	33,483	3,269,530
Spark Infrastructure Group (Australia)	1,195,963	1,425,603
SSE PLC (United Kingdom)	101,300	1,641,293
		40,148,221
Electrical Equipment — 0.0%
Atkore International Group, Inc.*	8,800	185,416
Signify NV (Netherlands), 144A(u)	5,648	108,595
		294,011
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.(u)	3,200	80,320
Belden, Inc.(u)	5,200	187,616
Itron, Inc.*	5,000	279,150
Jabil, Inc.	10,200	250,716
Methode Electronics, Inc.(u)	3,400	89,862
PC Connection, Inc.	6,600	271,986
ScanSource, Inc.*(u)	3,200	68,448
SYNNEX Corp.	3,200	233,920
Venture Corp. Ltd. (Singapore)(u)	7,300	69,045
		1,531,063
Entertainment — 0.0%
Lions Gate Entertainment Corp. (Class B Stock)*	38,300	213,714
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	15,678	3,413,884
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apple Hospitality REIT, Inc.	21,300	$ 195,321
Braemar Hotels & Resorts, Inc.(u)	14,500	24,650
Columbia Property Trust, Inc.	17,900	223,750
CoreCivic, Inc.	11,400	127,338
Crown Castle International Corp.	23,404	3,379,538
EPR Properties	5,300	128,366
Equinix, Inc.	6,155	3,844,228
Franklin Street Properties Corp.(u)	10,900	62,457
Kite Realty Group Trust	15,800	149,626
Paramount Group, Inc.(u)	9,400	82,720
Retail Properties of America, Inc. (Class A Stock)	27,400	141,658
Ryman Hospitality Properties, Inc.(u)	6,000	215,100
SBA Communications Corp.	6,682	1,803,940
Service Properties Trust(u)	10,900	58,860
SITE Centers Corp.(u)	12,000	62,520
Sunstone Hotel Investors, Inc.(u)	3,700	32,227
Xenia Hotels & Resorts, Inc.(u)	22,200	228,660
		14,174,843
Food & Staples Retailing — 0.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)(u)	2,856	67,275
Axfood AB (Sweden)	2,267	46,270
ICA Gruppen AB (Sweden)	1,300	54,633
Kesko OYJ (Finland) (Class B Stock)(u)	1,466	83,399
Koninklijke Ahold Delhaize NV (Netherlands)(u)	11,513	268,701
		520,278
Food Products — 0.1%
Archer-Daniels-Midland Co.	7,500	263,850
Bunge Ltd.	6,600	270,798
Conagra Brands, Inc.	4,400	129,096
Leroy Seafood Group ASA (Norway)(u)	11,272	55,370
Mowi ASA (Norway)	6,237	93,924
Nestle SA (Switzerland)(u)	235	24,043
Pilgrim’s Pride Corp.*	12,800	231,936
Salmar ASA (Norway)(u)	693	23,113
Tyson Foods, Inc. (Class A Stock)	4,500	260,415
Wilmar International Ltd. (Singapore)(u)	26,600	60,316
		1,412,861
Gas Utilities — 0.1%
AltaGas Ltd. (Canada)(u)	1,541	13,961
APA Group (Australia)	299,343	1,890,704
China Resources Gas Group Ltd. (China)	108,583	544,134
UGI Corp.	8,200	218,694
		2,667,493
Health Care Equipment & Supplies — 0.1%
AngioDynamics, Inc.*	22,700	236,761
DENTSPLY SIRONA, Inc.	6,000	232,980
Edwards Lifesciences Corp.*	1,400	264,068

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Getinge AB (Sweden) (Class B Stock)	6,070	$ 115,900
GN Store Nord A/S (Denmark)(u)	1,376	61,224
Hologic, Inc.*	6,000	210,600
Integer Holdings Corp.*	2,900	182,294
Integra LifeSciences Holdings Corp.*	3,500	156,345
Natus Medical, Inc.*	11,000	254,430
Siemens Healthineers AG (Germany), 144A	1,249	49,224
Sonova Holding AG (Switzerland)(u)	460	82,565
STERIS PLC	1,600	223,952
Stryker Corp.	1,300	216,437
West Pharmaceutical Services, Inc.	1,900	289,275
Zimmer Biomet Holdings, Inc.	2,700	272,916
		2,848,971
Health Care Providers & Services — 0.1%
Anthem, Inc.	1,200	272,448
Cigna Corp.	1,700	301,206
CVS Health Corp.	2,200	130,526
DaVita, Inc.*	3,800	289,028
Humana, Inc.(u)	600	188,412
UnitedHealth Group, Inc.	1,100	274,318
		1,455,938
Health Care Technology — 0.0%
Cerner Corp.	4,300	270,857
Omnicell, Inc.*	2,700	177,066
		447,923
Hotels, Restaurants & Leisure — 0.0%
Basic-Fit NV (Netherlands), 144A*	1,446	24,230
Brinker International, Inc.(u)	1,400	16,814
Extended Stay America, Inc., UTS	15,100	110,381
Genting Singapore Ltd. (Singapore)(u)	52,400	25,291
Golden Entertainment, Inc.*(u)	3,700	24,457
Hilton Grand Vacations, Inc.*	10,800	170,316
Marriott Vacations Worldwide Corp.(u)	3,100	172,298
RCI Hospitality Holdings, Inc.(u)	7,600	75,772
		619,559
Household Durables — 0.0%
Cavco Industries, Inc.*	1,400	202,916
D.R. Horton, Inc.	1,928	65,552
KB Home	541	9,792
Lennar Corp. (Class A Stock)	1,628	62,190
M/I Homes, Inc.*	10,345	171,003
MDC Holdings, Inc.	322	7,470
Meritage Homes Corp.*	205	7,485
Mohawk Industries, Inc.*	359	27,370
NVR, Inc.*	19	48,813
PulteGroup, Inc.	1,395	31,136
Skyline Champion Corp.*	286	4,485
Toll Brothers, Inc.	661	12,724
TopBuild Corp.*	3,100	222,084
		873,020
	Shares	Value

Common Stocks (continued)
Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)(u)	4,660	$ 143,602
Independent Power & Renewable Electricity Producers — 0.0%
Atlantic Power Corp.*(u)	16,500	35,310
Vistra Energy Corp.	15,500	247,380
		282,690
Industrial Conglomerates — 0.0%
General Electric Co.	37,000	293,780
Rheinmetall AG (Germany)(u)	1,025	72,271
		366,051
Insurance — 0.1%
Allianz SE (Germany)(u)	127	21,878
American Equity Investment Life Holding Co.	15,700	295,160
American Financial Group, Inc.(u)	1,100	77,088
American International Group, Inc.	6,900	167,325
ASR Nederland NV (Netherlands)(u)	5,576	140,059
Athene Holding Ltd. (Class A Stock)*(u)	8,400	208,488
Fairfax Financial Holdings Ltd. (Canada)	200	61,313
Fidelity National Financial, Inc.	1,415	35,205
First American Financial Corp.	585	24,810
Gjensidige Forsikring ASA (Norway)(u)	1,009	17,085
Helvetia Holding AG (Switzerland)(u)	501	43,337
iA Financial Corp., Inc. (Canada)	3,600	113,170
Intact Financial Corp. (Canada)(u)	768	66,377
Lincoln National Corp.(u)	7,800	205,296
Manulife Financial Corp. (Canada)(u)	7,948	99,795
MetLife, Inc.	6,700	204,819
NN Group NV (Netherlands)(u)	3,259	87,040
Stewart Information Services Corp.	119	3,174
Sun Life Financial, Inc. (Canada)(u)	2,589	83,283
Swiss Life Holding AG (Switzerland)	142	48,289
		2,002,991
Interactive Media & Services — 0.0%
Cars.com, Inc.*	30,600	131,580
Facebook, Inc. (Class A Stock)*(u)	1,200	200,160
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	52,800	95,040
TripAdvisor, Inc.	12,800	222,592
		649,372
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc. (Class A Stock)*(u)	13,300	81,196
Stamps.com, Inc.*	2,200	286,176
		367,372
IT Services — 0.1%
CACI International, Inc. (Class A Stock)*	1,300	274,495
CGI, Inc. (Canada)*	619	33,512
Euronet Worldwide, Inc.*	2,500	214,300
KBR, Inc.	10,900	225,412
Leidos Holdings, Inc.(u)	3,300	302,445
Perspecta, Inc.	14,500	264,480

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
TTEC Holdings, Inc.	3,400	$ 124,848
Virtusa Corp.*	8,600	244,240
		1,683,732
Leisure Products — 0.0%
BRP, Inc.(u)	3,207	52,322
Brunswick Corp.(u)	6,000	212,220
		264,542
Life Sciences Tools & Services — 0.0%
Avantor, Inc.*	12,700	158,623
Charles River Laboratories International, Inc.*	2,200	277,662
IQVIA Holdings, Inc.*	2,500	269,650
PRA Health Sciences, Inc.*	3,200	265,728
		971,663
Machinery — 0.1%
Allison Transmission Holdings, Inc.	5,700	185,877
Altra Industrial Motion Corp.(u)	8,500	148,665
Crane Co.(u)	2,300	113,114
Gates Industrial Corp. PLC*	37,000	273,060
Georg Fischer AG (Switzerland)	70	48,286
Kone OYJ (Finland) (Class B Stock)(u)	1,206	68,495
Mueller Industries, Inc.	11,600	277,704
Oshkosh Corp.	4,800	308,784
Park-Ohio Holdings Corp.(u)	2,500	47,350
SKF AB (Sweden) (Class B Stock)(u)	4,074	55,916
Timken Co. (The)	7,900	255,486
Volvo AB (Sweden) (Class B Stock)	6,849	82,196
Wabash National Corp.(u)	10,800	77,976
Yangzijiang Shipbuilding Holdings Ltd. (China)(u)	121,200	70,581
		2,013,490
Media — 0.0%
Cogeco Communications, Inc. (Canada)(u)	315	21,369
Discovery, Inc. (Class C Stock)*	12,100	212,234
ProSiebenSat.1 Media SE (Germany)(u)	18,431	147,201
Quebecor, Inc. (Canada) (Class B Stock)(u)	3,616	79,936
ViacomCBS, Inc. (Class B Stock)(u)	4,397	61,602
		522,342
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd. (Canada)	725	28,848
Alacer Gold Corp.*	603	1,945
Alamos Gold, Inc. (Canada) (Class A Stock)	373	1,865
AngloGold Ashanti Ltd. (South Africa), ADR	600	9,978
Aurubis AG (Germany)(u)	1,705	70,510
B2Gold Corp. (Canada)	1,449	4,434
Barrick Gold Corp. (Canada)	2,547	46,661
Centerra Gold, Inc. (Canada)*	613	3,646
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Cia de Minas Buenaventura SAA (Peru), ADR	123	$ 897
Coeur Mining, Inc.*	247	793
Eldorado Gold Corp. (Canada)*	738	4,588
Evolution Mining Ltd. (Australia)	4,324	10,133
First Majestic Silver Corp. (Canada)*	599	3,708
Franco-Nevada Corp. (Canada)	126	12,539
Gold Fields Ltd. (South Africa), ADR	1,206	5,728
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	1,216	2,651
Hecla Mining Co.	841	1,531
IAMGOLD Corp. (Canada)*	1,824	4,159
Kinross Gold Corp. (Canada)*	1,812	7,212
Kirkland Lake Gold Ltd. (Canada)	236	6,951
New Gold, Inc. (Canada)*	3,149	1,608
Newcrest Mining Ltd. (Australia)	1,826	25,794
Newmont Corp.	1,221	55,287
Northern Star Resources Ltd. (Australia)	503	3,245
OceanaGold Corp. (Australia)	2,476	2,390
Osisko Gold Royalties Ltd. (Canada)	235	1,753
Pan American Silver Corp. (Canada)	608	8,713
Royal Gold, Inc.	493	43,241
SEMAFO, Inc. (Canada)*	1,691	3,280
Sibanye Stillwater Ltd. (South Africa), ADR*	964	4,550
Steel Dynamics, Inc.	10,500	236,670
Wheaton Precious Metals Corp. (Canada)	369	10,158
Yamana Gold, Inc. (Brazil)	981	2,698
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	8,500	8,541
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	72,985	27,309
		664,014
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Colony Credit Real Estate, Inc.	26,100	102,834
Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	737	44,483
Multi-Utilities — 0.6%
Atco Ltd. (Canada) (Class I Stock)(u)	1,974	54,663
Canadian Utilities Ltd. (Canada) (Class A Stock)(u)	1,351	32,294
Dominion Energy, Inc.	55,770	4,026,036
MDU Resources Group, Inc.	12,900	277,350
National Grid PLC (United Kingdom)	160,567	1,878,264
RWE AG (Germany)	201,689	5,288,058
Sempra Energy	30,238	3,416,592
		14,973,257
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp. (Ireland)	28,700	150,675
Cenovus Energy, Inc. (Canada)(u)	7,051	14,229
Cheniere Energy, Inc.*	19,986	669,531
Diamondback Energy, Inc.(u)	8,000	209,600

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Enbridge, Inc. (Canada)	58,378	$ 1,699,943
Husky Energy, Inc. (Canada)(u)	6,783	17,062
Kinder Morgan, Inc.	75,944	1,057,141
Montage Resources Corp.*	5,651	12,715
Neste OYJ (Finland)(u)	2,251	76,342
Nordic American Tankers Ltd.	26,100	118,233
Ovintiv, Inc.(u)	28,175	77,280
Pembina Pipeline Corp. (Canada)(a)	26,902	506,027
Quicksilver Resources, Inc.^	1,572	8,808
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(u)	43,323	47,716
TC Energy Corp. (Canada)	43,451	1,931,258
Tourmaline Oil Corp. (Canada)(u)	12,250	75,208
Williams Cos., Inc. (The)	40,207	568,929
World Fuel Services Corp.	9,300	234,174
		7,474,871
Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)(u)	184	5,058
Louisiana-Pacific Corp.	579	9,947
		15,005
Personal Products — 0.0%
Beiersdorf AG (Germany)(u)	463	47,059
Coty, Inc. (Class A Stock)	32,700	168,732
Unilever NV (United Kingdom)(u)	436	21,475
		237,266
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.*(u)	2,487	38,543
Bayer AG (Germany)(u)	1,378	79,722
Cronos Group, Inc. (Canada)*(u)	1,419	8,057
Horizon Therapeutics PLC*	8,700	257,694
Jazz Pharmaceuticals PLC*	1,800	179,532
Novartis AG (Switzerland)(u)	678	55,813
Novo Nordisk A/S (Denmark) (Class B Stock)(u)	954	57,419
Orion OYJ (Finland) (Class B Stock)(u)	1,190	48,569
Roche Holding AG (Switzerland)(u)	379	122,749
		848,098
Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	5,689	224,230
Barrett Business Services, Inc.(u)	5,300	210,092
DKSH Holding AG (Switzerland)(u)	363	17,987
Kforce, Inc.	10,000	255,700
Randstad NV (Netherlands)(u)	5,857	204,991
SGS SA (Switzerland)(u)	13	30,244
Stantec, Inc. (Canada)(u)	2,413	61,727
Wolters Kluwer NV (Netherlands)	2,150	151,987
		1,156,958
Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.	2,500	252,450
Mitsubishi Estate Co. Ltd. (Japan)	13,900	205,437
Mitsui Fudosan Co. Ltd. (Japan)	13,600	235,382
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Nomura Real Estate Holdings, Inc. (Japan)	2,500	$ 40,458
Sumitomo Realty & Development Co. Ltd. (Japan)	7,900	193,008
Tokyo Tatemono Co. Ltd. (Japan)	6,800	72,172
Tokyu Fudosan Holdings Corp. (Japan)	15,000	72,101
		1,071,008
Road & Rail — 0.2%
ComfortDelGro Corp. Ltd. (Singapore)(u)	62,700	66,507
Norfolk Southern Corp.(a)	16,814	2,454,844
Rumo SA (Brazil)*	351,926	1,332,905
Union Pacific Corp.	16,929	2,387,666
		6,241,922
Semiconductors & Semiconductor Equipment — 0.1%
ams AG (Austria)*(u)	7,565	73,756
Applied Materials, Inc.	6,000	274,920
ASM International NV (Netherlands)(u)	1,089	109,474
Cabot Microelectronics Corp.	1,800	205,452
Dialog Semiconductor PLC (United Kingdom)*	5,396	143,244
FormFactor, Inc.*(u)	1,900	38,171
NeoPhotonics Corp.*	37,000	268,250
QUALCOMM, Inc.	2,500	169,125
Ultra Clean Holdings, Inc.*	15,900	219,420
Universal Display Corp.(u)	600	79,068
		1,580,880
Software — 0.2%
Adobe, Inc.*	800	254,592
CDK Global, Inc.	6,800	223,380
ChannelAdvisor Corp.*(u)	4,500	32,670
CommVault Systems, Inc.*	7,900	319,792
Ebix, Inc.(u)	13,500	204,930
Fortinet, Inc.*	2,800	283,276
Intuit, Inc.	1,200	276,000
J2 Global, Inc.(u)	2,800	209,580
Manhattan Associates, Inc.*	5,400	269,028
Microsoft Corp.	1,800	283,878
MicroStrategy, Inc. (Class A Stock)*	2,300	271,630
Nuance Communications, Inc.*	16,200	271,836
OneSpan, Inc.*(u)	2,200	39,930
Oracle Corp.	5,500	265,815
Paycom Software, Inc.*	1,200	242,412
Progress Software Corp.	7,500	240,000
Software AG (Germany)(u)	2,539	76,123
SPS Commerce, Inc.*	3,100	144,181
SS&C Technologies Holdings, Inc.	6,700	293,594
Synopsys, Inc.*	2,200	283,338
Telenav, Inc.*(u)	14,500	62,640
Teradata Corp.*	5,400	110,646
		4,659,271
Specialty Retail — 0.0%
Asbury Automotive Group, Inc.*	4,000	220,920

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
AutoNation, Inc.*(u)	2,200	$ 61,732
Hennes & Mauritz AB (Sweden) (Class B Stock)(u)	7,718	99,217
Sonic Automotive, Inc. (Class A Stock)	13,000	172,640
		554,509
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.	1,000	254,290
Xerox Holdings Corp.	9,500	179,930
		434,220
Textiles, Apparel & Luxury Goods — 0.0%
Capri Holdings Ltd.*	9,800	105,742
HUGO BOSS AG (Germany)(u)	1,815	45,809
Pandora A/S (Denmark)	3,891	126,117
PVH Corp.(u)	1,800	67,752
Swatch Group AG (The) (Switzerland)(u)	219	43,461
		388,881
Thrifts & Mortgage Finance — 0.0%
Merchants Bancorp(u)	2,900	44,022
MGIC Investment Corp.	1,823	11,576
		55,598
Tobacco — 0.0%
Altria Group, Inc.(u)	1,300	50,271
Trading Companies & Distributors — 0.0%
BMC Stock Holdings, Inc.*	15,500	274,815
Brenntag AG (Germany)	1,593	59,206
GMS, Inc.*	12,800	201,344
Herc Holdings, Inc.*	8,900	182,094
Watsco, Inc.	188	29,710
WESCO International, Inc.*	5,400	123,390
		870,559
Transportation Infrastructure — 0.2%
Atlas Arteria Ltd. (Australia)	665,361	2,238,544
Enav SpA (Italy), 144A	484,882	2,142,573
Flughafen Zurich AG (Switzerland)*(u)	361	40,694
Getlink SE (France)	56,668	684,767
SATS Ltd. (Singapore)(u)	11,300	25,085
Transurban Group (Australia)	156,019	1,150,033
		6,281,696
Water Utilities — 0.2%
Essential Utilities, Inc.	96,326	3,920,468
Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	7,011	123,692
Rogers Communications, Inc. (Canada) (Class B Stock)(u)	908	37,900
Telephone & Data Systems, Inc.(u)	12,500	209,500
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
United States Cellular Corp.*	8,500	$ 248,965
		620,057

Total Common Stocks (cost $183,796,645)		164,349,013
Exchange-Traded Fund — 0.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*	11,000	508,750
(cost $515,886)
Preferred Stocks — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)(u)	242	28,401
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)(u)	2,108	169,432
Industrial Conglomerates — 0.1%
GFL Environmental, Inc. (Canada), CVT, 6.000%*	57,781	2,645,792

Total Preferred Stocks (cost $3,140,881)		2,843,625

Units
Rights* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, (original cost $0; purchased 11/12/14), expiring 12/31/49*^(f)	11,080	3,172
(cost $—)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.1%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	265,458
Oscar US Funding LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	1,317	1,303,035
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	506,535
			2,075,028
Collateralized Loan Obligation — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	325	326,353
Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	62	59,778

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	708	$ 663,257
			723,035
Home Equity Loans — 0.5%
ABFC Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
1.547%(c)	10/25/34	65	59,508
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	12/25/33	940	856,008
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
1.247%(c)	03/25/36	388	324,430
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.772%(c)	04/25/34	965	843,966
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	12/25/34	563	496,819
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	04/25/37	34	85,135
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
1.092%(c)	09/25/36	285	253,831
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
1.027%(c)	01/25/37	665	481,546
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
1.407%(c)	10/25/35	500	385,806
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,369	728,591
Series 2006-07, Class AF4A
6.220%	03/25/46	63	43,365
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
1.742%(c)	07/25/34	52	48,324
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	08/25/34	69	64,515
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
1.397%(c)	02/25/36	300	258,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
2.897%(c)	03/25/35	1,000	$ 704,219
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	08/25/36	1,319	602,069
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	08/25/37	1,494	811,844
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
1.607%(c)	01/25/35	268	231,787
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.553%(cc)	06/20/31	576	527,971
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
1.712%(c)	02/25/35	158	138,382
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM01, Class M3, 1 Month LIBOR + 0.510% (Cap N/A, Floor 0.510%)
1.457%(c)	05/25/35	1,800	1,443,025
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	03/25/37	183	143,569
Soundview Home Loan Trust,
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	11/25/36	1,500	1,194,469
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	06/25/37	430	315,343
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.887%(c)	11/25/33	14	12,369
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	04/25/37	1,475	637,249
			11,692,790
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	207	199,969
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	390	373,040
			573,009

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities Pass-Through Certificates,
Series 2005-R04, Class M5, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	07/25/35	800	$ 605,335
Argent Securities Trust,
Series 2006-M01, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	07/25/36	1,338	1,012,696
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.297%(c)	10/25/37	810	776,963
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.447%(c)	10/25/37	600	497,567
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH02, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
1.167%(c)	08/25/36	259	257,731
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.566%(cc)	10/25/46	72	68,059
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	11/25/37	803	695,276
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A3, 144A, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
1.167%(c)	07/25/37	1,603	935,808
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
1.477%(c)	02/25/36	400	383,353
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
1.407%(c)	05/25/36	1,000	925,206
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
1.687%(c)	08/25/47	85	74,647
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	05/25/37	186	166,760
FFMLT Trust,
Series 2005-FF08, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	09/25/35	600	549,786
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.257%(c)	07/25/36	500	426,160
Series 2006-FF17, Class A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	12/25/36	1,051	767,059
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	12/25/46	781	410,182
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	08/25/36		167	$ 74,476
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
1.277%(c)	04/25/36		100	86,281
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.257%(c)	09/25/37		156	137,996
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	07/25/36		585	247,675
Series 2006-HE02, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	07/25/36		115	55,317
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
1.207%(c)	02/25/37		1,479	445,859
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		208	206,583
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		1,967	1,924,223
				11,730,998
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.567%(c)	12/27/38		355	327,556
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.955%(c)	06/16/42		85	85,217
SLM Student Loan Trust,
Series 2003-05, Class A5, 3 Month EURIBOR + 0.270% (Cap N/A, Floor 0.000%)
0.138%(s)	06/17/24	EUR	27	29,506
Series 2004-02, Class A5, 3 Month EURIBOR + 0.180% (Cap N/A, Floor 0.000%)
0.131%(s)	01/25/24	EUR	89	97,564
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.344%(c)	10/25/64		495	463,744
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		47	46,666
				1,050,253

Total Asset-Backed Securities (cost $31,317,369)				28,171,466

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 0.1%
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	93	$ 83,301
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 1 Month LIBOR + 3.250%
4.606%(c)	09/23/26	164	146,622
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/16/26	60	57,346
			287,269
Computers — 0.0%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.990%(c)	09/19/25	95	90,260
Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.179%(c)	07/21/25	39	33,461
Jane Street Group LLC,
Dollar Term Loan, 3 Month LIBOR + 3.000%
4.613%(c)	01/31/25	30	26,135
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.005%(c)	03/01/26	10	8,870
			68,466
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.054%(c)	08/14/24	172	138,356
Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.750%(c)	02/01/23^	109	86,003
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
5.284%(c)	02/11/26^	30	27,621
Healthcare-Services — 0.0%
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	195	185,757
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.353%(c)	11/17/25	96	89,733
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%
4.113%(c)	03/05/26^	30	27,096
			302,586
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 3 Month LIBOR + 1.750%
3.501%(c)	02/04/27	30	28,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	11/03/24	69	$ 64,213
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	07/31/24	30	26,133
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
3.739%(c)	12/23/24	135	108,204
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	04/18/24	89	77,414
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
2.697%(c)	06/22/26	77	71,795
			257,413
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
2.740%(c)	04/30/25	155	147,591
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	03/15/24	189	157,263
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
3.205%(c)	01/31/28	50	46,875
			351,729
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term W Loan, 3 Month LIBOR + 2.000%
2.863%(c)	10/01/22	138	131,166
Term X Loan, 3 Month LIBOR + 2.000%
2.863%(c)	01/19/24	51	48,644
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	107	100,976
			280,786
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	36	33,892
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.497%(c)	03/01/24	92	83,935
			117,827
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/19/26	128	117,746

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.239%(c)	03/15/27		231	$ 210,283
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
2.739%(c)	03/01/27		67	62,743
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.392%(c)	01/31/26		137	127,061
				400,087

Total Bank Loans (cost $2,938,368)				2,644,890
Commercial Mortgage-Backed Securities — 0.3%
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class A, 144A, 1 Month LIBOR + 1.050%
1.755%(c)	09/15/36		1,590	1,495,692
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000%
2.756%(c)	02/15/41	GBP	222	268,408
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350%
5.055%(c)	07/15/32		460	382,713
European Loan Conduit No 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	300	321,307
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750%
4.455%(c)	09/15/31		900	842,822
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
1.942%(cc)	11/10/45		971	39,869
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850%
3.555%(c)	06/15/34		723	574,153
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		661	645,211
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208%
8.912%(c)	06/15/35		1,000	908,881
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.155%(c)	12/15/31		1,600	1,550,749
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	237	168,854

Total Commercial Mortgage-Backed Securities (cost $7,844,432)				7,198,659
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bond — 0.0%
Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A (original cost $456,753; purchased 12/06/10), 144A(f)
6.250%	12/15/16(d)(u)		450	$ 445
(cost $456,752)
Corporate Bonds — 6.1%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35		60	52,129
3.550%	03/01/38		10	8,652
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
2.250%(c)	04/30/20		400	399,728
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
1.541%(c)	06/15/21		100	95,312
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		44	46,417
				602,238
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
6.200%	02/14/59		230	259,942
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		1,000	997,972
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	32,482
				1,290,396
Airlines — 0.1%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		184	177,104
British Airways 2019-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30		100	102,304
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates, Series A
4.100%	10/01/29		1,148	1,111,500
				1,390,908
Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		800	796,304
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	309,890
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21		200	193,571
3.350%	11/01/22		200	186,767

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.875%	08/02/21		200	$ 195,976
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.017%(c)	05/14/21	EUR	500	519,016
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22		300	280,790
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20		1,100	1,096,877
Sr. Unsec’d. Notes
3.550%	07/08/22(a)		300	276,968
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
2.520%(c)	03/02/21		200	196,381
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
1.261%(c)	03/15/21		100	96,762
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22(a)		400	386,424
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.477%(c)	11/13/20		700	691,453
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
2.653%(c)	11/12/21		200	189,943
Gtd. Notes, 144A
3.875%	11/13/20		200	198,935
4.000%	11/12/21		200	197,455
				5,813,512
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		18	15,164
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes
3.750%	09/15/26	EUR	100	82,488
Sr. Sec’d. Notes, 144A
6.375%	05/15/29		200	156,003
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	100	105,544
				359,199
Banks — 2.0%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	700	702,836
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22		400	380,323
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		2,170	1,767,685
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.085%(c)	05/25/22	EUR	600	662,082
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Covered Bonds, 3 Month EURIBOR + 1.700%
1.314%(c)	10/25/21	EUR	600	$ 663,467
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	200	186,390
8.875%(ff)	—(rr)	EUR	400	429,028
Sub. Notes, 144A
4.875%	04/21/25		420	398,472
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		300	284,728
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25		600	561,425
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	195,084
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	—(rr)		1,190	905,298
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		520	479,333
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	—(rr)	EUR	200	198,517
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25		610	543,913
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		610	558,886
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		60	61,173
Jr. Sub. Notes, Series FF
5.875%(ff)	—(rr)		590	600,549
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	—(rr)		200	176,639
8.000%(ff)	—(rr)	EUR	700	733,428
8.000%(ff)	—(rr)		490	454,576
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.122%(c)	02/15/23		400	370,498
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
3.844%(c)	08/10/21		800	785,124
Sub. Notes
4.836%	05/09/28		700	713,773
5.200%	05/12/26		300	314,123
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33		240	198,151
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26	GBP	600	756,948

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
2.903%(c)	05/22/22		700	$ 685,561
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)		380	367,867
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	400	420,579
Corp Financiera de Desarrollo SA (Peru),
Sub. Notes
5.250%(ff)	07/15/29		700	669,283
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23(a)		900	916,923
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—(rr)		200	182,428
7.500%(ff)	—(rr)		210	197,148
Sr. Unsec’d. Notes, 144A
4.207%(ff)	06/12/24(a)		500	507,948
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	660	695,430
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	206,456
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
2.818%(c)	07/13/20		1,400	1,399,506
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21		200	197,803
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25		400	369,918
4.250%	10/14/21		900	855,978
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	300	299,409
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29		300	316,724
4.750%	10/21/45		110	131,491
Sub. Notes
5.150%	05/22/45		240	273,759
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
1.434%(c)	09/11/21		600	583,305
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21		400	392,955
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.692%(c)	05/18/24		200	185,588
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	300	367,256
4.583%(ff)	06/19/29		200	211,221
Sub. Notes
6.750%	09/11/28	GBP	100	150,387
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		300	$ 312,780
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.909%(c)	10/02/23		700	659,782
Sr. Unsec’d. Notes
4.100%	10/02/23(a)		400	410,507
Sub. Notes, EMTN
2.500%(ff)	02/15/29	EUR	600	651,020
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.750%(ff)	—(rr)	EUR	500	507,772
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)		740	689,927
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%(ff)	03/11/27	EUR	400	431,097
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.232%(c)	05/07/21		200	196,884
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	201,831
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.995%(c)	06/21/21		400	393,813
Sr. Unsec’d. Notes
4.050%	08/16/23		400	413,290
4.375%	03/22/28		400	422,754
Sub. Notes
4.582%	12/10/25		700	713,840
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25		500	496,016
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.768%(c)	09/11/24		400	364,527
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
2.309%(c)	05/25/24		400	362,073
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300	320,848
Morgan Stanley,
Sr. Unsec’d. Notes
5.597%(ff)	03/24/51		10	13,798
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21		400	407,089
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,868	1,689,191
2.500%	10/01/47	DKK	43	6,643
3.000%	10/01/47	DKK	15	2,411
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.142%(c)	05/17/21		400	399,608

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
2.988%(c)	05/31/21		2,000	$ 1,923,116
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—(a)(rr)		200	185,062
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
2.766%(c)	06/25/24		900	813,521
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		300	311,561
4.519%(ff)	06/25/24(a)		800	812,844
5.076%(ff)	01/27/30		700	757,329
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		1,640	1,641,677
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		800	790,091
Societe Generale SA (France),
Sub. Notes
2.500%(ff)	09/16/26	EUR	700	753,644
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
2.850%(c)	04/06/20		700	700,144
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,500	1,445,575
5.125%	05/03/22		650	599,926
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		400	420,092
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—(rr)		200	186,687
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	1,120	966,446
7.500%(ff)	—(rr)	EUR	200	200,728
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	2,321,729
Sub. Notes, 144A, MTN
7.296%(ff)	04/02/34(a)		600	603,461
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		370	373,582
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		30	33,860
5.013%(ff)	04/04/51		280	355,007
				50,930,955
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.800%	01/23/59		40	49,268
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	$ 31,314
				80,582
Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		1,400	1,386,514
Chemicals — 0.2%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27		1,790	1,870,809
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		400	379,794
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		520	502,765
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		580	509,135
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50		500	392,533
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		200	188,381
				3,843,417
Commercial Services — 0.2%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		90	92,463
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.291%(c)	08/04/20		1,500	1,499,956
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		460	385,681
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
2.562%(c)	08/15/21		700	683,244
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21		800	791,931
4.500%	08/16/21		1,900	1,926,946
5.250%	10/01/20		300	303,264
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40	39,202
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	122,186
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		170	169,897

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.875%	09/15/26		50	$ 50,708
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	87,042
				6,152,520
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		2,700	2,727,201
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10	11,058
3.550%	03/25/40		20	23,303
3.600%	03/25/50		10	12,333
				46,694
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.625%	10/30/20		650	629,367
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		500	431,023
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	591,942
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		600	537,445
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	210,942
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.330%(cc)	12/21/65		630	285,199
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20(a)		600	596,082
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	28,765	4,098,653
2.500%	10/01/47	DKK	17	2,643
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.250%	09/07/21		400	403,720
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,314	1,612,216
2.500%	10/01/47	DKK	—(r )	27
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	99,662
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	24,995
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.250%	08/15/22		150	$ 132,499
5.500%	02/15/24		70	57,973
Realkredit Danmark A/S (Denmark),
Covered Bonds, MTN
2.500%	07/01/47	DKK	13	2,025
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		200	148,359
				9,864,772
Electric — 0.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		700	726,694
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		380	362,193
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
1.418%(c)	03/11/22(a)		600	594,101
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		1,000	1,021,155
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	709,500
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		700	691,492
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		1,300	1,300,026
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	99,721
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		150	197,990
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	316,138
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22		500	504,573
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
2.399%(c)	02/25/22		700	680,686
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		580	553,567
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		700	681,755
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
1.191%(c)	03/15/21		100	99,057

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25	1,140	$ 1,227,359
			9,766,007
Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23	400	417,267
Foods — 0.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21	100	99,729
3.650%	03/15/23	115	117,216
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.378%(c)	10/09/20	700	690,748
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	1,200	1,193,383
3.000%	06/15/22	200	203,322
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21	100	100,980
3.700%	10/17/23	300	311,876
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
2.304%(c)	02/10/21	900	846,234
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	61,090
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,900	1,891,639
			5,516,217
Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	100,481
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
1.341%(c)	06/15/21	300	288,596
Southern Co. Gas Capital Corp.,
Gtd. Notes
2.450%	10/01/23	100	99,160
			488,237
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24	300	307,639
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.802%(c)	03/19/21	800	749,726
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes
2.700%	04/01/20		700	$ 700,000
				1,757,365
Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/25		30	30,447
5.375%	06/01/26		60	61,780
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	60,346
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	126,263
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		100	115,683
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28		10	10,555
7.690%	06/15/25		10	10,495
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		80	91,224
				506,793
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
1.764%(c)	06/24/22		400	399,644
Insurance — 0.0%
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	593,686
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	319,905
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
3.850%	09/19/23		100	105,839
				1,019,430
Internet — 0.0%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		230	220,099
5.500%	07/21/25		240	233,441
				453,540
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24		170	154,905
4.550%	03/11/26		50	44,866
6.125%	06/01/25		60	59,000

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	223	$ 247,794
			506,565
Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	70	66,492
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	150	134,959
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	376,271
5.400%	08/08/28	200	186,209
			763,931
Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20	400	399,689
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	500	484,782
Media — 0.1%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30(a)	550	485,020
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	30	30,170
5.375%	05/01/25	80	82,044
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	220	227,256
4.800%	03/01/50	10	10,477
6.834%	10/23/55	80	96,400
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	20	21,667
3.450%	02/01/50	20	21,694
3.700%	04/15/24	200	214,564
3.750%	04/01/40	10	11,052
4.700%	10/15/48	10	12,963
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	200	215,631
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20	600	598,643
5.875%	11/15/24	170	165,257
Fox Corp.,
Sr. Unsec’d. Notes, 144A
5.576%	01/25/49	30	35,016
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		210	$ 259,007
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27	GBP	100	114,870
				2,601,731
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		200	188,030
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		10	9,425
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
3.875%	10/27/27		280	255,068
4.125%	03/12/24		80	74,788
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48		800	848,161
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		220	256,463
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27		110	105,357
				1,737,292
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		100	117,446
6.875%	01/10/39		150	193,118
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		90	106,522
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.284%(c)	11/10/20		590	579,463
				996,549
Oil & Gas — 0.5%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28(a)		180	97,799
5.100%	09/01/40		320	152,764
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	404,489
Black Elk Energy LLC Escrow,
Bonds (original cost $0; purchased 12/29/16)(f)
0.000%	12/01/99^(u)		600	31,654
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		10	6,716

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	150	$ 132,975
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	20	12,822
5.600%	07/15/41	10	6,343
5.850%	12/15/25	140	114,003
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	40	28,371
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	240	232,678
5.875%	05/28/45	600	533,703
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.327%	03/19/50	80	96,973
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	370	367,385
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	580	580,047
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	40	32,054
3.200%	08/15/26	80	38,919
4.100%	02/15/47	10	4,238
4.200%	03/15/48	20	8,473
4.400%	04/15/46	20	8,578
4.625%	06/15/45	90	38,398
6.450%	09/15/36	100	47,614
6.950%	07/01/24	70	40,057
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21	21	17,382
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	790	822,628
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	499	478,082
6.125%	01/17/22	33	32,930
6.850%	06/05/2115(a)	1,870	1,773,756
7.375%	01/17/27	200	204,930
Gtd. Notes, 144A
5.093%	01/15/30(a)	952	866,006
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	500	455,596
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	960	594,669
6.350%	02/12/48	190	121,832
6.500%	06/02/41	580	369,990
Gtd. Notes, 144A
7.690%	01/23/50	780	532,618
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		700	$ 678,079
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		180	103,393
5.000%	03/15/23		140	102,203
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	817,442
Gtd. Notes, 144A
4.375%	04/10/24		980	1,063,482
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30		60	32,515
5.250%	10/15/27		50	27,504
8.250%	08/01/23		180	132,115
YPF SA (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
35.412%(c)	03/04/21	ARS	3,370	40,178
				12,284,383
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.053%(s)	—(rr)		46	340
Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
1.500%	11/15/23	EUR	400	451,086
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21		500	528,860
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		130	135,907
9.250%	04/01/26		1,370	1,442,061
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30		30	28,396
7.250%	05/30/29		30	31,170
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		90	91,010
7.000%	03/15/24		60	61,522
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.751%(c)	12/15/23		400	350,704
Gtd. Notes, 144A
3.500%	06/25/21		400	403,966
4.250%	12/15/25		200	206,032
4.375%	12/15/28		300	320,551
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		54	54,363
3.700%	03/09/23		300	310,953
4.125%	04/01/40		40	40,435

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.250%	04/01/50	10	$ 10,358
5.050%	03/25/48	120	138,445
Mylan NV,
Gtd. Notes
3.750%	12/15/20	70	69,516
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21	10	9,596
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	21	20,186
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	90	85,919
3.150%	10/01/26	17	14,500
4.100%	10/01/46	710	525,250
Gtd. Notes, 144A
7.125%	01/31/25(a)	280	277,077
			5,607,863
Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	450	447,826
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	90,634
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—(rr)	70	15,654
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	4,798
6.750%	09/15/37	170	84,461
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	300	292,158
5.000%	05/15/50	80	61,752
Jr. Sub. Notes
6.750%(ff)	—(rr)	130	79,203
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	120	72,999
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45	30	29,903
5.375%(ff)	02/15/78	90	60,215
5.950%	02/01/41	40	38,135
6.125%	10/15/39	60	63,349
6.450%	09/01/40	80	82,112
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	460	432,192
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.375%	03/01/41	110	92,687
6.500%	09/01/39	120	105,694
6.550%	09/15/40	110	105,483
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, MTN
6.950%	01/15/38		10	$ 10,393
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49(a)		170	146,213
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	133,623
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		1,700	1,672,311
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		150	128,993
5.375%	02/01/27		10	8,226
Gtd. Notes, 144A
5.500%	03/01/30		20	15,481
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	265,668
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		300	288,303
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		30	15,671
3.950%	06/01/25		100	50,720
4.050%	02/01/30		140	61,450
4.500%	03/01/28		110	52,572
4.650%	07/01/26		20	10,337
4.750%	08/15/28		110	51,935
5.300%	03/01/48		50	19,779
5.450%	04/01/44		180	67,215
5.500%	08/15/48		170	63,927
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		110	101,966
5.100%	09/15/45		10	9,489
5.750%	06/24/44		150	144,963
6.300%	04/15/40		80	80,202
8.750%	03/15/32		240	258,600
				5,817,292
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	219,068
Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	558,172
Radiant Access Ltd. (Hong Kong),
Gtd. Notes
4.600%	—(rr)		850	798,089
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22		200	192,353

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	$ 169,211
				1,717,825
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	112,308
3.000%	06/15/23		800	776,293
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27		300	294,898
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	100,930
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	318,749
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	646,952
				2,250,130
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		30	30,203
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		10	11,034
5.000%	04/15/40		20	22,633
5.125%	04/15/50		10	12,045
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	600	715,406
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.225%(c)	10/28/21		900	885,420
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		10	11,129
				1,687,870
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23		200	195,756
3.766%(ff)	03/08/24(a)		800	798,217
4.302%(ff)	03/08/29		200	209,861
				1,203,834
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22		200	197,958
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50		100	$ 131,316
4.950%	03/25/60		30	41,062
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40		10	10,638
3.500%	04/01/50		30	32,566
3.700%	04/01/60		10	10,719
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		500	515,993
				940,252
Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	100	108,494
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	512,699
Greenfield Engineering Escrow,
Bonds, 144A
0.000%	12/01/99^		200	—
0.000%	12/01/99^		5	—
				621,193
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		210	211,857
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
1.964%(c)	06/12/24		400	374,677
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.330%(c)	06/01/21		900	878,820
Sr. Unsec’d. Notes
5.150%	02/15/50(a)		300	351,693
5.300%	08/15/58		100	117,349
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	43,298
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.950%	09/19/21		400	393,231
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		340	297,154
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29		360	328,751
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		50	66,165
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		30	33,122

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,200	$ 1,237,556
7.875%	09/15/23	30	33,001
Gtd. Notes, 144A
7.250%	02/01/28	70	70,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	375	374,074
4.738%	09/20/29	200	202,933
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21	400	408,242
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21	1,500	1,587,979
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	360	338,573
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
2.792%(c)	05/15/25(a)	800	728,763
			8,077,238
Transportation — 0.0%
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	210,233
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	210	178,347
			388,580
Trucking & Leasing — 0.2%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,187,628
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	670	608,369
5.750%	11/15/23	20	18,541
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	1,886,045
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	725,272
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	198,451
3.000%	07/15/22	400	400,325
			5,024,631

Total Corporate Bonds (cost $165,762,748)			158,144,446
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22	45	$ 45,072
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%	04/01/44	70	55,586

Total Municipal Bonds (cost $103,129)			100,658
Residential Mortgage-Backed Securities — 1.2%
Alternative Loan Trust,
Series 2005-29CB, Class A4
5.000%	07/25/35	123	96,027
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
1.487%(c)	08/25/35	691	405,376
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.963%(c)	09/20/46	330	269,328
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.953%(c)	02/20/47	474	314,865
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	06/25/37	135	107,164
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	05/25/46	80	59,790
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.666%(c)	02/25/47	606	263,587
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35	113	109,192
Series 2006-I, Class 4A1
3.975%(cc)	10/20/46	69	49,694
Series 2015-R02, Class 9A2, 144A
2.159%(cc)	03/27/36	1,599	1,235,361
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
4.096%(cc)	09/25/35	46	37,128
Bear Stearns ARM Trust,
Series 2005-01, Class 2A1
3.759%(cc)	03/25/35	13	11,055
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.896%(cc)	07/25/37	26	20,718
CHL Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34	9	7,642
Series 2004-12, Class 12A1
4.107%(cc)	08/25/34	11	11,007
Series 2006-06, Class A4
6.000%	04/25/36	47	33,338

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		5	$ 4,935
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.128%(cc)	09/25/37		68	59,209
Series 2007-AR04, Class 1A1A
4.033%(cc)	03/25/37		407	334,775
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.827%(c)	06/25/47		218	212,529
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		55	51,725
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		191	198,016
Series 2019-RPL09, Class A1, 144A
3.319%(cc)	10/27/59		689	670,207
CSMC Mortgage-Backed Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		455	385,101
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.301%(c)	03/31/53	GBP	312	382,798
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.687%(c)	06/15/40	GBP	209	228,230
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.014%(s)	12/10/44	EUR	83	89,943
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.694%(c)	12/10/44	GBP	199	242,903
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.456%(c)	06/13/45	GBP	47	55,074
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.456%(c)	06/13/45	GBP	141	165,242
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.947%(c)	07/25/24		610	558,153
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.947%(c)	07/25/25		170	163,950
Fannie Mae REMICS,
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
1.347%(c)	03/25/49		1,397	1,378,779
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FDIC Guaranteed Notes Trust,
Series 2010-S02, Class 1A, 144A, 1 Month LIBOR + 0.500% (Cap 10.000%, Floor 0.450%)
2.081%(c)	11/29/37	7	$ 7,334
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor 0.600%)
1.305%(c)	12/15/37	18	18,176
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.005%(c)	07/15/44	348	346,374
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
1.155%(c)	09/15/42	213	214,867
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
6.097%(c)	10/25/29	1,190	674,380
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
2.262%(c)	07/20/65	633	622,067
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.342%(c)	08/20/61	6	6,174
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.342%(c)	03/20/62	3	2,632
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.662%(c)	01/20/66	682	680,380
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
3.629%(c)	04/20/67	350	349,361
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68	550	529,130
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
1.173%(c)	02/20/49	1,312	1,297,785
GreenPoint Mortgage Funding Trust,
Series 2006-AR04, Class A6A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	09/25/46	106	84,470
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33	22	19,350
Series 2005-AR01, Class 1A1
4.310%(cc)	01/25/35	4	3,670
Series 2005-AR03, Class 6A1
3.974%(cc)	05/25/35	76	65,571
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.373%(c)	06/20/35	563	522,696

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560% (Cap 11.000%, Floor 0.280%)
1.310%(c)	02/19/36		110	$ 76,661
Series 2007-05, Class A1A, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.000%)
0.940%(c)	09/19/37		30	23,869
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.761%(c)	05/25/53	GBP	1,202	1,410,613
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.330%)
1.607%(c)	03/25/35		58	50,495
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.226%(cc)	11/25/35		4	3,540
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	09/25/46		100	77,912
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 1A1, 1 Month LIBOR + 0.460% (Cap 11.500%, Floor 0.230%)
1.407%(c)	03/25/36		730	633,869
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.240% (Cap 11.500%, Floor 0.240%)
1.187%(c)	10/25/36		600	516,084
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
4.559%(cc)	08/25/35		15	13,624
Series 2007-A01, Class 1A1
4.539%(cc)	07/25/35		15	14,066
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
0.911%(c)	06/14/40		900	849,473
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1.000) + 7.150% (Cap 7.150%, Floor 0.000%)
6.203%(c)	09/25/36		255	72,020
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	12/25/37		557	449,483
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.396%(c)	01/01/61	GBP	148	176,843
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.137%(c)	12/15/49	GBP	465	555,256
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.612%(cc)	10/20/29		7	6,161
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
3.747%(cc)	02/25/33		29	$ 25,068
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
1.466%(c)	10/07/20		37	37,335
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
1.576%(c)	12/08/20		61	60,664
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
1.576%(c)	12/08/20		130	130,204
New Residential Mortgage Loan Trust,
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,515	1,508,258
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		491	492,567
Newgate Funding PLC (United Kingdom),
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.617%(c)	12/15/50	GBP	59	72,980
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.487%(c)	12/15/50	GBP	640	760,369
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.737%(c)	12/15/50	GBP	175	199,073
RALI Trust,
Series 2006-QA01, Class A21
4.682%(cc)	01/25/36		1,106	929,165
Series 2007-QH08, Class A
2.910%(cc)	10/25/37		298	235,345
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	02/25/47		612	270,346
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1.000) + 5.550% (Cap 5.550%, Floor 0.000%)
4.603%(c)	02/25/36		1,664	354,231
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
2.307%(c)	09/05/57		425	416,274
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.647%(c)	12/15/43	GBP	201	231,360
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	3,943
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
1.043%(s)	06/12/44	EUR	503	521,070

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.929%(c)	06/12/44	GBP	650	$ 751,461
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.350% (Cap 11.500%, Floor 0.350%)
1.123%(c)	07/20/33		59	49,354
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.973%(c)	07/20/36		30	26,032
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
1.000%(c)	07/19/35		104	89,373
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.190% (Cap 10.500%, Floor 0.190%)
1.137%(c)	07/25/46		115	79,507
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
1.067%(c)	08/25/36		394	311,331
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.237%(c)	10/25/36		261	201,833
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
3.521%(cc)	10/25/43		28	24,574
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
2.187%(c)	06/25/47		26	22,077
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
2.187%(c)	06/25/47		16	13,647
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
1.611%(c)	07/20/45	GBP	871	1,049,006
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.724%(c)	10/20/51	GBP	1,759	2,147,037
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.875%(c)	07/15/51	GBP	277	342,571
Wachovia Mortgage Loan Trust,
Series 2006-ALT01, Class A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	01/25/37		465	250,603
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
3.479%(cc)	08/25/35		1	431
Series 2005-AR14, Class 2A1
3.749%(cc)	12/25/35		71	60,374
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.484%(c)	07/25/46		199	155,236
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-AR14, Class 1A4
3.270%(cc)	11/25/36		154	$ 128,095
Series 2007-HY05, Class 2A1
3.430%(cc)	05/25/37		910	708,488
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		537	451,846

Total Residential Mortgage-Backed Securities (cost $34,542,869)				31,698,355
Sovereign Bonds — 3.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,180	1,095,227
4.125%	10/11/47		500	540,388
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
42.781%(c)	10/04/22	ARS	83	1,045
Argentina POM Politica Monetaria (Argentina),
Bonds
38.040%(c)	06/21/20	ARS	18,548	139,392
Argentina Treasury Bond BONCER (Argentina),
Bonds, Series CER
1.000%	08/05/21	ARS	51,365	388,997
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	47,553
16.000%	10/17/23	ARS	9,840	46,084
Unsec’d. Notes
18.200%	10/03/21	ARS	6,776	38,685
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22		850	240,967
5.875%	01/11/28		1,303	355,828
7.125%	06/28/17		680	180,783
8.280%	12/31/33		1,150	403,507
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	1,430	1,260,539
3.000%	03/21/47	AUD	590	468,975
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	940	678,315
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	116,731
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		850	938,620
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		1,000	852,524
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.575%(c)	04/03/22	ARS	7,020	52,173

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series B
6.000%	08/15/50	BRL	984	$ 234,923
Notes, Series F
10.000%	01/01/23	BRL	2,147	459,846
10.000%	01/01/25	BRL	3,650	793,982
10.000%	01/01/27	BRL	859	188,046
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		290	275,750
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	3,100	2,955,105
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	935	832,212
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	300	285,270
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	365,524
3.380%	11/21/24	CNH	2,000	291,720
3.390%	05/21/25	CNH	2,000	292,633
3.480%	06/29/27	CNH	5,500	809,727
4.290%	05/22/29	CNH	1,000	156,233
Ciudad Autonoma De Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	409,572
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		270	277,090
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	323	363,597
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		525	499,770
6.850%	01/27/45		150	136,636
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		200	161,589
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		420	326,290
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27		200	181,804
8.500%	01/31/47		200	163,473
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		235	206,037
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	358,087
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.020%
2.395%(c)	03/28/22		300	289,502
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.500%	04/15/26	EUR	900	$ 1,037,858
French Republic Government Bond OAT (France),
Bonds, 144A
1.500%	05/25/50(v)	EUR	700	922,302
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		750	765,566
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	1,485	1,896,085
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		720	712,518
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		2,204	2,519,635
Indonesia Treasury Bond (Indonesia),
Bonds
7.000%	05/15/27	IDR	17,804,000	1,035,846
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	20,777
Bonds, Series 061
7.000%	05/15/22	IDR	1,964,000	122,539
Bonds, Series 071
9.000%	03/15/29	IDR	10,942,000	703,775
Bonds, Series 072
8.250%	05/15/36	IDR	11,736,000	706,513
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	695,549
Bonds, Series 082
7.000%	09/15/30	IDR	10,149,000	582,585
Bonds, Series FR68
8.375%	03/15/34	IDR	30,725,000	1,886,313
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		910	910,000
3.875%	07/03/50		600	600,000
4.500%	04/03/20		1,400	1,400,000
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	1,100	1,181,315
1.350%	04/01/30	EUR	300	325,749
Sr. Unsec’d. Notes, 144A
2.450%	09/01/50	EUR	400	445,920
3.850%	09/01/49	EUR	1,320	1,891,040
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		350	306,155
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		500	527,113
7.875%	07/28/45		400	438,576
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		360	301,298
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		515	431,024

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		300	$ 313,449
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	517,493
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	35,760	1,517,850
Bonds, Series M
7.750%	05/29/31	MXN	4,800	209,679
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	14,280	620,742
7.750%	11/13/42	MXN	36,346	1,508,503
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		2,200	2,175,876
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	451,259
3.000%	02/20/30	AUD	200	140,980
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	1,000	722,132
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	300	243,565
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	200	158,413
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47		1,010	666,726
Northern Territory Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	400	244,684
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		780	513,919
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,190	850,719
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		790	795,499
4.500%	04/01/56		1,380	1,498,395
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50		400	375,038
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	405,655
6.150%	08/12/32	PEN	2,600	808,704
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		525	770,160
6.550%	03/14/37		210	300,879
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	93,344
6.350%	08/12/28	PEN	2,000	643,078
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42		800	$ 886,031
3.950%	01/20/40		250	274,847
5.000%	01/13/37		600	714,484
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		980	254,763
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	163,190
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		300	309,334
4.000%	03/14/29		200	214,624
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		1,500	1,761,548
5.103%	04/23/48		650	789,204
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A
3.500%	08/21/30	AUD	400	291,083
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	17,240	591,032
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		430	352,898
5.375%	07/24/44		320	225,328
Russian Federal Bond (Russia),
Bonds, Series 6209
7.600%	07/20/22	RUB	61,390	804,873
Bonds, Series 6212
7.050%	01/19/28	RUB	115,802	1,512,789
Bonds, Series 6219
7.750%	09/16/26	RUB	14,330	194,150
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	152,961
Bonds, Series 6224
6.900%	05/23/29	RUB	37,160	481,883
Bonds, Series 6225
7.250%	05/10/34	RUB	59,660	793,477
Bonds, Series 6226
7.950%	10/07/26	RUB	14,990	204,819
Bonds, Series 6228
7.650%	04/10/30	RUB	19,750	269,640
Bonds, Series 6230
7.700%	03/16/39	RUB	156,901	2,173,468
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		1,000	1,217,868
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		1,520	1,555,596
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24(v)	EUR	800	886,091
1.400%	07/30/28(v)	EUR	2,000	2,360,490
1.450%	04/30/29	EUR	1,100	1,304,298

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.900%	10/31/46	EUR	600	$ 869,565
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		200	114,092
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		290	171,117
Treasury Corp. of Victoria (Australia),
Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	300	236,976
Gov’t. Gtd. Notes, MTN
2.500%	10/22/29	AUD	100	67,112
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		810	676,643
5.750%	03/22/24		1,100	1,027,267
5.750%	05/11/47		770	569,602
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,020	901,208
7.375%	09/25/32		470	426,367
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	03/07/36(v)	GBP	1,800	3,453,126
4.500%	09/07/34	GBP	500	956,008
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	08/10/48	GBP	634	1,380,526
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		270	294,268
5.100%	06/18/50		200	228,228
Western Australian Treasury Corp. (Australia),
Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29	AUD	100	68,172

Total Sovereign Bonds (cost $103,787,489)				90,254,589
U.S. Government Agency Obligations — 2.2%
Federal National Mortgage Assoc.
2.500%	TBA		22,800	23,530,455
3.000%	TBA		7,300	7,628,196
3.000%	10/01/49		494	522,253
3.000%	03/01/50		100	104,889
3.000%	03/01/50		100	104,889
3.500%	10/01/34		96	101,869
3.500%	05/01/49		182	194,965
3.500%	01/01/59		376	406,118
4.000%	TBA		23,400	24,977,169

Total U.S. Government Agency Obligations (cost $56,292,267)				57,570,803
U.S. Treasury Obligations — 6.3%
U.S. Treasury Bonds
2.000%	02/15/50		200	232,281
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22(h)(k)		10,654	10,505,235
0.125%	07/15/22		2,154	2,131,612
0.125%	01/15/23		12,265	12,086,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	07/15/26	11,311	$ 11,425,496
0.125%	01/15/30(h)	30	31,077
0.250%	07/15/29(h)	20	20,985
0.375%	07/15/23	2,806	2,817,621
0.375%	07/15/27	9,323	9,602,028
0.500%	01/15/28	3,929	4,094,378
0.625%	07/15/21(h)	252	249,387
0.625%	04/15/23	8,288	8,340,979
0.625%	01/15/24	514	521,583
0.625%	01/15/26	4,755	4,916,406
0.625%	02/15/43	842	923,591
0.750%	07/15/28	7,656	8,206,287
0.750%	02/15/42(h)	228	255,887
0.875%	02/15/47	1,472	1,754,299
1.000%	02/15/46	6,021	7,323,148
1.000%	02/15/48	446	549,866
1.000%	02/15/49	133	166,156
1.375%	02/15/44	7,870	10,061,695
1.750%	01/15/28(h)(k)	862	979,254
2.000%	01/15/26	19,343	21,518,720
2.125%	02/15/40	6,003	8,403,603
2.125%	02/15/41	5,501	7,665,587
2.375%	01/15/27	2,277	2,639,249
2.500%	01/15/29(h)(k)	300	368,945
3.375%	04/15/32	394	556,365
3.625%	04/15/28	16,647	21,451,700
U.S. Treasury Notes
1.625%	08/15/29	1,200	1,302,938
1.750%	12/31/24	150	159,680
1.750%	11/15/29	1,200	1,319,250
2.875%	04/30/25(h)	2,700	3,032,859

Total U.S. Treasury Obligations (cost $158,598,140)			165,614,469

Total Long-Term Investments (cost $1,725,678,460)			1,690,779,410

	Shares
Short-Term Investments — 30.7%
Affiliated Mutual Funds — 22.5%
PGIM Core Ultra Short Bond Fund(w)(vv)	573,291,702	573,291,702
PGIM Institutional Money Market Fund (cost $14,856,035; includes $14,810,117 of cash collateral for securities on loan)(b)(w)	14,881,258	14,857,447

Total Affiliated Mutual Funds (cost $588,147,737)		588,149,149

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations — 0.0%
Argentina Treasury Bills
(4.810)%(s)	08/27/20	ARS	406	4,090
(3.080)%(s)	05/13/20	ARS	2,412	9,284

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligations (continued)
Brazil Letras do Tesouro Nacional
6.345%(s)	01/01/24	BRL	165	$ 25,311
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
32.393%(c)	08/28/20	ARS	3,202	30,278
36.751%(c)	04/03/20	ARS	2,990	35,975
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.000%
35.641%(c)	06/22/20	ARS	110	1,217
South Africa Treasury Bills
7.250%(s)	07/22/20	ZAR	4,500	247,167

Total Foreign Treasury Obligations (cost $497,910)				353,322

	Shares
Unaffiliated Funds — 2.7%
BlackRock Liquidity FedFund	22,016,461	22,016,461
BlackRock Liquidity Funds T-Fund	15,174,086	15,174,086
Dreyfus Treasury Securities Cash Management	2,539,894	2,539,894
Goldman Sachs Financial Square Government Fund	22,016,463	22,016,463
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	8,871,139	8,871,139

Total Unaffiliated Funds (cost $70,618,043)		70,618,043

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.4%
U.S. Treasury Bills
(0.020)%	06/25/20(h)	39	38,990
(0.010)%	06/18/20(h)(k)	3	2,999
0.000%	04/21/20(h)	354	353,992
0.009%	09/24/20(h)	81	80,955
0.010%	09/17/20(k)	6,900	6,897,339
0.050%	02/25/21(k)	32,000	31,963,426
0.090%	06/18/20(h)(k)	1,000	999,773
0.164%	03/25/21	2,000	1,996,767
0.585%	04/07/20(h)	216	215,998
0.701%	06/18/20(h)(k)	19,000	18,995,684
1.493%	05/21/20	53,000	52,997,029
1.501%	04/09/20(k)	5,100	5,099,934
1.525%	04/23/20	13,000	12,999,801
1.540%	04/30/20	6,800	6,799,930

Total U.S. Treasury Obligations (cost $139,316,275)			139,442,617

Value
Options Purchased*~ — 0.1%
(cost $1,577,245)	$ 1,793,637

Total Short-Term Investments (cost $800,157,210)	800,356,768

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—95.5% (cost $2,525,835,670)	2,491,136,178

	Shares
Securities Sold Short — (2.0)%
Common Stocks — (1.8)%
Aerospace & Defense — (0.1)%
AeroVironment, Inc.*	2,500	(152,400)
Boeing Co. (The)	1,400	(208,796)
Cubic Corp.	2,900	(119,799)
Kratos Defense & Security Solutions, Inc.*	11,000	(152,240)
L3Harris Technologies, Inc.	1,700	(306,204)
MTU Aero Engines AG (Germany)	50	(7,303)
National Presto Industries, Inc.	600	(42,486)
Saab AB (Sweden) (Class B Stock)	3,267	(62,550)
Singapore Technologies Engineering Ltd. (Singapore)	4,500	(9,824)
TransDigm Group, Inc.	600	(192,114)
		(1,253,716)
Air Freight & Logistics — (0.0)%
Atlas Air Worldwide Holdings, Inc.*	2,500	(64,175)
DSV PANALPINA A/S (Denmark)	868	(78,700)
		(142,875)
Airlines — (0.0)%
Singapore Airlines Ltd. (Singapore)	3,500	(14,070)
Auto Components — (0.0)%
Continental AG (Germany)	1,145	(82,566)
Dorman Products, Inc.*	3,400	(187,918)
Motorcar Parts of America, Inc.*	1,900	(23,902)
Nokian Renkaat OYJ (Finland)	5,238	(127,487)
Stoneridge, Inc.*	1,100	(18,425)
		(440,298)
Automobiles — (0.0)%
Daimler AG (Germany)	3,132	(94,311)
Banks — (0.1)%
Columbia Banking System, Inc.	4,500	(120,600)
Commerce Bancshares, Inc.	4,235	(213,232)
Commerzbank AG (Germany)	26,055	(93,921)
Community Bank System, Inc.	3,200	(188,160)
Cullen/Frost Bankers, Inc.	3,700	(206,423)
First Republic Bank	2,900	(238,612)
Glacier Bancorp, Inc.	2,800	(95,214)
Heritage Financial Corp.	3,800	(76,000)
Independent Bank Corp.	2,500	(160,925)
Lakeland Financial Corp.	2,600	(95,550)
National Bank Holdings Corp. (Class A Stock)	700	(16,730)
Nicolet Bankshares, Inc.*	800	(43,664)

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland)	7,537	$ (42,269)
Old National Bancorp	5,200	(68,588)
Southside Bancshares, Inc.	3,200	(97,248)
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	10,065	(83,717)
Tompkins Financial Corp.	1,600	(114,880)
Triumph Bancorp, Inc.*	2,500	(65,000)
Westamerica Bancorporation	2,800	(164,584)
		(2,185,317)
Beverages — (0.0)%
Boston Beer Co., Inc. (The) (Class A Stock)*	600	(220,536)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc.*	2,400	(85,152)
Alector, Inc.*	7,100	(171,323)
Amicus Therapeutics, Inc.*	12,400	(114,576)
Atara Biotherapeutics, Inc.*	5,700	(48,507)
BioCryst Pharmaceuticals, Inc.*	15,400	(30,800)
Blueprint Medicines Corp.*	1,900	(111,112)
Constellation Pharmaceuticals, Inc.*	4,100	(128,863)
Deciphera Pharmaceuticals, Inc.*	3,300	(135,861)
Epizyme, Inc.*	9,300	(144,243)
Fate Therapeutics, Inc.*	7,700	(171,017)
Flexion Therapeutics, Inc.*	3,700	(29,119)
Global Blood Therapeutics, Inc.*	800	(40,872)
Idorsia Ltd. (Switzerland)*	4,185	(108,606)
ImmunoGen, Inc.*	13,900	(47,399)
Intercept Pharmaceuticals, Inc.*	2,300	(144,808)
Momenta Pharmaceuticals, Inc.*	9,300	(252,960)
PDL BioPharma, Inc.*	11,700	(32,994)
Sangamo Therapeutics, Inc.*	11,700	(74,529)
Sarepta Therapeutics, Inc.*	2,800	(273,896)
Stemline Therapeutics, Inc.*	4,900	(23,716)
TG Therapeutics, Inc.*	8,900	(87,576)
Turning Point Therapeutics, Inc.*	1,000	(44,660)
Twist Bioscience Corp.*	3,200	(97,856)
Vericel Corp.*	1,800	(16,506)
		(2,416,951)
Building Products — (0.0)%
AAON, Inc.	4,600	(222,272)
Lennox International, Inc.	300	(54,537)
Nibe Industrier AB (Sweden) (Class A Stock)	846	(12,269)
		(289,078)
Capital Markets — (0.1)%
Cboe Global Markets, Inc.	2,800	(249,900)
Charles Schwab Corp. (The)	6,100	(205,082)
CME Group, Inc.	1,300	(224,783)
Deutsche Bank AG (Germany)	30,885	(200,941)
FactSet Research Systems, Inc.	1,200	(312,816)
Hamilton Lane, Inc. (Class A Stock)	3,200	(176,992)
Interactive Brokers Group, Inc. (Class A Stock)	4,200	(181,314)
Julius Baer Group Ltd. (Switzerland)*	2,747	(92,826)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Partners Group Holding AG (Switzerland)	30	$ (20,804)
Penson Worldwide, Inc. (original cost $189,792; purchased 07/06/10-01/27/11) 144A^(f)	31,874	—
WisdomTree Investments, Inc.	13,500	(31,455)
		(1,696,913)
Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	1,812	(118,292)
Albemarle Corp.	4,200	(236,754)
American Vanguard Corp.	2,900	(41,934)
BASF SE (Germany)	271	(12,913)
Chr Hansen Holding A/S (Denmark)	1,525	(114,237)
Clariant AG (Switzerland)	1,247	(20,988)
GCP Applied Technologies, Inc.*	4,000	(71,200)
Givaudan SA (Switzerland)	3	(9,279)
Hexpol AB (Sweden)	6,019	(35,928)
International Flavors & Fragrances, Inc.	2,300	(234,784)
Koninklijke DSM NV (Netherlands)	401	(45,479)
Livent Corp.*	12,400	(65,100)
Methanex Corp. (Canada)	2,778	(33,814)
Novozymes A/S (Denmark) (Class B Stock)	1,423	(64,918)
Nutrien Ltd. (Canada)	1,068	(36,511)
OCI NV (Netherlands)*	7,127	(84,513)
Quaker Chemical Corp.	1,800	(227,304)
Sika AG (Switzerland)	437	(72,503)
Symrise AG (Germany)	443	(41,293)
		(1,567,744)
Commercial Services & Supplies — (0.0)%
Casella Waste Systems, Inc. (Class A Stock)*	3,600	(140,616)
Heritage-Crystal Clean, Inc.*	2,300	(37,352)
Rollins, Inc.	7,000	(252,980)
Stericycle, Inc.*	5,300	(257,474)
Team, Inc.*	3,000	(19,500)
US Ecology, Inc.	2,900	(88,160)
		(796,082)
Communications Equipment — (0.0)%
Digi International, Inc.*	2,500	(23,850)
Nokia OYJ (Finland)	27,831	(87,006)
Plantronics, Inc.	4,200	(42,252)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	5,457	(44,377)
		(197,485)
Construction & Engineering — (0.0)%
Ameresco, Inc. (Class A Stock)*	2,700	(45,981)
Argan, Inc.	1,700	(58,769)
Boskalis Westminster (Netherlands)	2,380	(42,696)
Dycom Industries, Inc.*	2,400	(61,560)
Granite Construction, Inc.	4,500	(68,310)
NV5 Global, Inc.*	1,100	(45,419)
SNC-Lavalin Group, Inc. (Canada)	8,802	(129,844)

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
WSP Global, Inc. (Canada)	1,235	$ (70,135)
		(522,714)
Consumer Finance — (0.0)%
LendingClub Corp.*	6,800	(53,380)
LendingTree, Inc.*	400	(73,356)
World Acceptance Corp.*	800	(43,688)
		(170,424)
Containers & Packaging — (0.0)%
AptarGroup, Inc.	1,500	(149,310)
Ball Corp.	2,500	(161,650)
BillerudKorsnas AB (Sweden)	3,208	(34,956)
CCL Industries, Inc. (Canada) (Class B Stock)	3,820	(116,150)
Huhtamaki OYJ (Finland)	595	(19,073)
Packaging Corp. of America	3,000	(260,490)
		(741,629)
Diversified Consumer Services — (0.0)%
OneSpaWorld Holdings Ltd. (Bahamas)	6,200	(25,172)
ServiceMaster Global Holdings, Inc.*	2,500	(67,500)
		(92,672)
Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	8,699	(55,385)
Diversified Telecommunication Services — (0.0)%
Bandwidth, Inc. (Class A Stock)*	1,400	(94,206)
Koninklijke KPN NV (Netherlands)	11,981	(28,566)
Singapore Telecommunications Ltd. (Singapore)	22,800	(40,543)
Telenor ASA (Norway)	2,228	(32,406)
United Internet AG (Germany)	2,566	(75,038)
		(270,759)
Electric Utilities — (0.0)%
Alliant Energy Corp.	5,400	(260,766)
Eversource Energy	3,200	(250,272)
Xcel Energy, Inc.	4,300	(259,290)
		(770,328)
Electrical Equipment — (0.0)%
ABB Ltd. (Switzerland)	7,859	(137,027)
OSRAM Licht AG (Germany)*	7,310	(261,999)
Sunrun, Inc.*	10,100	(102,010)
Vestas Wind Systems A/S (Denmark)	47	(3,807)
Vicor Corp.*	2,800	(124,712)
Vivint Solar, Inc.*	9,500	(41,515)
		(671,070)
Electronic Equipment, Instruments & Components — (0.1)%
Badger Meter, Inc.	3,000	(160,800)
Cognex Corp.	5,700	(240,654)
FLIR Systems, Inc.	6,800	(216,852)
II-VI, Inc.*	8,700	(247,950)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Napco Security Technologies, Inc.*	1,900	$ (28,823)
nLight, Inc.*	4,000	(41,960)
Novanta, Inc.*	3,300	(263,604)
Vishay Intertechnology, Inc.	12,300	(177,243)
		(1,377,886)
Energy Equipment & Services — (0.0)%
Cactus, Inc. (Class A Stock)	4,900	(56,840)
Dril-Quip, Inc.*	2,300	(70,150)
SBM Offshore NV (Netherlands)	10,521	(139,236)
Subsea 7 SA (United Kingdom)	1,433	(6,717)
		(272,943)
Entertainment — (0.0)%
Madison Square Garden Co. (The) (Class A Stock)*	1,300	(274,833)
Roku, Inc.*	3,200	(279,936)
		(554,769)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Alexandria Real Estate Equities, Inc.	2,000	(274,120)
Americold Realty Trust	8,400	(285,936)
CareTrust REIT, Inc.	9,700	(143,463)
Digital Realty Trust, Inc.	2,100	(291,711)
Easterly Government Properties, Inc.	1,500	(36,960)
Essential Properties Realty Trust, Inc.	2,900	(37,874)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,200	(126,542)
Healthcare Realty Trust, Inc.	7,400	(206,682)
Kilroy Realty Corp.	3,400	(216,580)
Realty Income Corp.	5,000	(249,300)
Safehold, Inc.	3,800	(240,274)
		(2,109,442)
Food & Staples Retailing — (0.0)%
George Weston Ltd. (Canada)	66	(4,719)
Grocery Outlet Holding Corp.*	6,100	(209,474)
Metro, Inc. (Canada)	492	(19,896)
Natural Grocers by Vitamin Cottage, Inc.	1,600	(13,616)
United Natural Foods, Inc.*	3,600	(33,048)
		(280,753)
Food Products — (0.0)%
Cal-Maine Foods, Inc.	4,600	(202,308)
Freshpet, Inc.*	3,800	(242,706)
J&J Snack Foods Corp.	1,300	(157,300)
Landec Corp.*	2,700	(23,463)
Limoneira Co.	1,800	(23,580)
Saputo, Inc. (Canada)	1,097	(26,379)
Simply Good Foods Co. (The)*	8,100	(156,006)
		(831,742)
Gas Utilities — (0.0)%
Northwest Natural Holding Co.	2,400	(148,200)
Health Care Equipment & Supplies — (0.1)%
Accuray, Inc.*	8,200	(15,580)

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Axonics Modulation Technologies, Inc.*	3,200	$ (81,312)
BioLife Solutions, Inc.*	2,100	(19,950)
Cerus Corp.*	12,200	(56,730)
China Medical Technologies, Inc. (China) ADR (original cost $78,832; purchased 01/26/11)^(f)	6,255	—
CryoPort, Inc.*	3,500	(59,745)
Demant A/S (Denmark)*	466	(10,326)
Elekta AB (Sweden) (Class B Stock)	926	(7,649)
Glaukos Corp.*	3,200	(98,752)
ICU Medical, Inc.*	600	(121,062)
iRhythm Technologies, Inc.*	2,800	(227,780)
Merit Medical Systems, Inc.*	4,900	(153,125)
Mesa Laboratories, Inc.	300	(67,827)
Misonix, Inc.*	1,500	(14,130)
Neogen Corp.*	4,100	(274,659)
Nevro Corp.*	3,100	(309,938)
OrthoPediatrics Corp.*	1,700	(67,388)
Penumbra, Inc.*	1,700	(274,261)
Shockwave Medical, Inc.*	3,000	(99,540)
Silk Road Medical, Inc.*	2,700	(84,996)
Straumann Holding AG (Switzerland)	24	(17,886)
Surmodics, Inc.*	1,100	(36,652)
Tactile Systems Technology, Inc.*	1,700	(68,272)
Tandem Diabetes Care, Inc.*	4,600	(296,010)
TransMedics Group, Inc.*	1,900	(22,952)
		(2,486,522)
Health Care Providers & Services — (0.1)%
Addus HomeCare Corp.*	1,600	(108,160)
American Renal Associates Holdings, Inc.*	2,400	(15,864)
BioTelemetry, Inc.*	3,200	(123,232)
Covetrus, Inc.*	11,400	(92,796)
Guardant Health, Inc.*	3,600	(250,560)
Hanger, Inc.*	2,600	(40,508)
HealthEquity, Inc.*	4,000	(202,360)
Joint Corp. (The)*	1,300	(14,105)
National Research Corp.	400	(18,192)
Pennant Group, Inc. (The)*	800	(11,328)
PetIQ, Inc.*	2,400	(55,752)
R1 RCM, Inc.*	9,100	(82,719)
US Physical Therapy, Inc.	1,300	(89,700)
		(1,105,276)
Health Care Technology — (0.0)%
Inspire Medical Systems, Inc.*	2,300	(138,644)
Phreesia, Inc.*	3,300	(69,399)
Tabula Rasa HealthCare, Inc.*	2,300	(120,267)
Teladoc Health, Inc.*	1,700	(263,517)
Vocera Communications, Inc.*	3,000	(63,720)
		(655,547)
Hotels, Restaurants & Leisure — (0.1)%
Darden Restaurants, Inc.	2,100	(114,366)
El Pollo Loco Holdings, Inc.*	3,800	(32,110)
MGM Resorts International	17,200	(202,960)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Noodles & Co.*	4,900	$ (23,079)
Papa John’s International, Inc.	3,400	(181,458)
Restaurant Brands International, Inc. (Canada)	3,651	(147,124)
Shake Shack, Inc. (Class A Stock)*	3,300	(124,542)
Vail Resorts, Inc.	700	(103,397)
Wynn Resorts Ltd.	3,500	(210,665)
		(1,139,701)
Household Durables — (0.0)%
Electrolux AB (Sweden) (Class B Stock)	485	(6,021)
Ethan Allen Interiors, Inc.	2,600	(26,572)
GoPro, Inc. (Class A Stock)*	12,400	(32,488)
Leggett & Platt, Inc.	4,900	(130,732)
Sonos, Inc.*	10,500	(89,040)
		(284,853)
Household Products — (0.0)%
Clorox Co. (The)	900	(155,925)
WD-40 Co.	1,300	(261,105)
		(417,030)
Independent Power & Renewable Electricity Producers — (0.0)%
Sunnova Energy International, Inc.*	6,300	(63,441)
Industrial Conglomerates — (0.0)%
Raven Industries, Inc.	1,300	(27,599)
Insurance — (0.1)%
Aegon NV (Netherlands)	32,245	(81,293)
AMERISAFE, Inc.	1,900	(122,493)
Arthur J Gallagher & Co.	3,400	(277,134)
eHealth, Inc.*	2,200	(309,804)
Erie Indemnity Co. (Class A Stock)	1,400	(207,536)
Goosehead Insurance, Inc. (Class A Stock)*	1,600	(71,408)
Kinsale Capital Group, Inc.	1,700	(177,701)
MBIA, Inc.*	5,900	(42,126)
Palomar Holdings, Inc.*	1,800	(104,688)
Swiss Re AG (Switzerland)	257	(19,788)
		(1,413,971)
Interactive Media & Services — (0.0)%
Cargurus, Inc.*	3,100	(58,714)
Eventbrite, Inc. (Class A Stock)*	5,200	(37,960)
Yelp, Inc.*	5,000	(90,150)
Zillow Group, Inc. (Class C Stock)*	3,700	(133,274)
		(320,098)
Internet & Direct Marketing Retail — (0.0)%
Delivery Hero SE (Germany)144A*	403	(29,552)
Just Eat Takeaway (Netherlands)144A*	281	(21,196)
Prosus NV (China)*	1,532	(106,701)
Wayfair, Inc. (Class A Stock)*	2,400	(128,256)
Zalando SE (Germany)144A*	745	(28,372)
		(314,077)

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — (0.1)%
Adyen NV (Netherlands)144A*	16	$ (13,596)
Fidelity National Information Services, Inc.	2,200	(267,608)
Fiserv, Inc.*	2,900	(275,471)
I3 Verticals, Inc.*	1,100	(20,999)
Limelight Networks, Inc.*	9,500	(54,150)
LiveRamp Holdings, Inc.*	6,000	(197,520)
MongoDB, Inc.*	2,000	(273,080)
Okta, Inc.*	2,100	(256,746)
Shopify, Inc. (Canada) (Class A Stock)*	292	(122,340)
Square, Inc. (Class A Stock)*	5,500	(288,090)
Switch, Inc.	7,200	(103,896)
Twilio, Inc. (Class A Stock)*	2,900	(259,521)
		(2,133,017)
Leisure Products — (0.0)%
Clarus Corp.	2,900	(28,420)
Hasbro, Inc.	1,500	(107,325)
Mattel, Inc.*	23,300	(205,273)
Sturm Ruger & Co., Inc.	1,200	(61,092)
YETI Holdings, Inc.*	3,500	(68,320)
		(470,430)
Life Sciences Tools & Services — (0.0)%
Codexis, Inc.*	6,400	(71,424)
Lonza Group AG (Switzerland)	14	(5,815)
Luminex Corp.	4,100	(112,873)
NanoString Technologies, Inc.*	3,500	(84,175)
Pacific Biosciences of California, Inc.*	14,700	(44,982)
Quanterix Corp.*	2,800	(51,436)
Waters Corp.*	1,500	(273,075)
		(643,780)
Machinery — (0.1)%
Astec Industries, Inc.	2,400	(83,928)
Atlas Copco AB (Sweden) (Class A Stcok)	1,966	(65,856)
Duerr AG (Germany)	669	(13,742)
Energy Recovery, Inc.*	5,400	(40,176)
Enerpac Tool Group Corp.	6,300	(104,265)
ESCO Technologies, Inc.	400	(30,364)
Fortive Corp.	4,600	(253,874)
GEA Group AG (Germany)	783	(16,030)
Helios Technologies, Inc.	3,400	(128,928)
Kadant, Inc.	1,100	(82,115)
KION Group AG (Germany)	762	(32,837)
Lindsay Corp.	1,100	(100,738)
OC Oerlikon Corp. AG (Switzerland)*	10,703	(85,542)
RBC Bearings, Inc.*	2,200	(248,138)
Tennant Co.	400	(23,180)
Toro Co. (The)	4,300	(279,887)
Xylem, Inc.	3,900	(254,007)
		(1,843,607)
Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	209	(186,095)
	Shares	Value
Common Stocks (continued)
Marine (cont’d.)
Kuehne + Nagel International AG (Switzerland)	71	$ (9,731)
		(195,826)
Media — (0.0)%
Altice Europe NV (Netherlands)*	1,432	(5,544)
Cardlytics, Inc.*	2,500	(87,400)
Liberty Broadband Corp. (Class A Stock)*	200	(21,400)
New York Times Co. (The) (Class A Stock)	8,200	(251,822)
Sirius XM Holdings, Inc.	53,500	(264,290)
		(630,456)
Metals & Mining — (0.0)%
Agnico Eagle Mines Ltd. (Canada)	2,322	(92,695)
APERAM SA (Luxembourg)	599	(12,503)
Barrick Gold Corp. (Canada)	4,465	(82,047)
Century Aluminum Co.*	4,700	(17,014)
Compass Minerals International, Inc.	3,600	(138,492)
First Quantum Minerals Ltd. (Zambia)	16,415	(83,866)
Franco-Nevada Corp. (Canada)	724	(72,338)
Lundin Mining Corp. (Chile)	13,104	(49,258)
Materion Corp.	1,800	(63,018)
Norsk Hydro ASA (Norway)	28,332	(60,607)
Pan American Silver Corp. (Canada)	1,999	(28,764)
Wheaton Precious Metals Corp. (Canada)	2,424	(66,710)
Yamana Gold, Inc. (Brazil)	11,062	(30,734)
		(798,046)
Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	10,300	(191,786)
Granite Point Mortgage Trust, Inc.	5,000	(25,350)
		(217,136)
Multiline Retail — (0.0)%
Dollarama, Inc. (Canada)	2,248	(62,362)
Multi-Utilities — (0.1)%
Ameren Corp.	3,700	(269,471)
E.ON SE (Germany)	25,835	(268,264)
RWE AG (Germany)	7,457	(195,514)
WEC Energy Group, Inc.	2,800	(246,764)
		(980,013)
Oil, Gas & Consumable Fuels — (0.1)%
ARC Resources Ltd. (Canada)	1,616	(4,651)
Cameco Corp. (Canada)	8,203	(62,544)
Enbridge, Inc. (Canada)	3,822	(111,295)
EOG Resources, Inc.	2,800	(100,576)
EQT Corp.	19,400	(137,158)
Inter Pipeline Ltd. (Canada)	17,166	(102,706)
Keyera Corp. (Canada)	5,760	(53,536)
Koninklijke Vopak NV (Netherlands)	1,811	(93,264)
Murphy Oil Corp.	9,300	(57,009)
Pembina Pipeline Corp. (Canada)	5,426	(101,788)

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PrairieSky Royalty Ltd. (Canada)	4,540	$ (23,969)
Suncor Energy, Inc. (Canada)	5,098	(81,362)
TC Energy Corp. (Canada)	3,247	(144,319)
		(1,074,177)
Paper & Forest Products — (0.0)%
Clearwater Paper Corp.*	1,200	(26,172)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	13,356	(133,556)
West Fraser Timber Co. Ltd. (Canada)	6,676	(127,325)
		(287,053)
Personal Products — (0.0)%
elf Beauty, Inc.*	3,500	(34,440)
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,700	(270,878)
		(305,318)
Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	4,700	(63,450)
Cara Therapeutics, Inc.*	4,700	(62,087)
MyoKardia, Inc.*	4,600	(215,648)
Nektar Therapeutics*	8,900	(158,865)
Recro Pharma, Inc.*	1,700	(13,889)
Theravance Biopharma, Inc.*	5,500	(127,105)
Tricida, Inc.*	1,900	(41,800)
Zogenix, Inc.*	4,100	(101,393)
		(784,237)
Professional Services — (0.0)%
Equifax, Inc.	2,200	(262,790)
Forrester Research, Inc.*	1,300	(37,999)
FTI Consulting, Inc.*	500	(59,885)
IHS Markit Ltd.	4,500	(270,000)
Upwork, Inc.*	11,500	(74,175)
Verisk Analytics, Inc.	1,100	(153,318)
Willdan Group, Inc.*	1,100	(23,507)
		(881,674)
Real Estate Management & Development — (0.0)%
City Developments Ltd. (Singapore)	3,300	(16,749)
Redfin Corp.*	9,500	(146,490)
		(163,239)
Road & Rail — (0.0)%
Lyft, Inc. (Class A Stock)*	7,800	(209,430)
Werner Enterprises, Inc.	5,500	(199,430)
		(408,860)
Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	5,900	(268,332)
ASML Holding NV (Netherlands)	39	(10,339)
Impinj, Inc.*	2,200	(36,762)
MACOM Technology Solutions Holdings, Inc.*	4,700	(88,971)
Marvell Technology Group Ltd.	12,800	(289,664)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.	4,000	$ (271,200)
		(965,268)
Software — (0.2)%
8x8, Inc.*	8,800	(121,968)
Alteryx, Inc. (Class A Stock)*	2,400	(228,408)
Anaplan, Inc.*	6,000	(181,560)
Appfolio, Inc. (Class A Stock)*	1,700	(188,615)
Benefitfocus, Inc.*	2,400	(21,384)
BlackBerry Ltd. (Canada)*	15,492	(63,518)
Coupa Software, Inc.*	1,700	(237,541)
DocuSign, Inc.*	3,100	(286,440)
Elastic NV*	3,800	(212,078)
Everbridge, Inc.*	2,500	(265,900)
Guidewire Software, Inc.*	3,100	(245,861)
LivePerson, Inc.*	6,800	(154,700)
Medallia, Inc.*	9,800	(196,392)
Nemetschek SE (Germany)	490	(23,979)
Pluralsight, Inc. (Class A Stock)*	7,700	(84,546)
PROS Holdings, Inc.*	3,700	(114,811)
Q2 Holdings, Inc.*	4,200	(248,052)
Rapid7, Inc.*	5,100	(220,983)
SailPoint Technologies Holding, Inc.*	8,900	(135,458)
Smartsheet, Inc. (Class A Stock)*	5,600	(232,456)
Splunk, Inc.*	2,200	(277,706)
Temenos AG (Switzerland)*	1,437	(186,435)
Trade Desk, Inc. (The) (Class A Stock)*	700	(135,100)
Varonis Systems, Inc.*	3,100	(197,377)
Yext, Inc.*	8,800	(89,672)
		(4,350,940)
Specialty Retail — (0.0)%
Abercrombie & Fitch Co. (Class A Stock)	3,600	(32,724)
Boot Barn Holdings, Inc.*	2,800	(36,204)
Dufry AG (Switzerland)	1,439	(44,168)
Five Below, Inc.*	3,000	(211,140)
Monro, Inc.	3,200	(140,192)
National Vision Holdings, Inc.*	6,300	(122,346)
Sportsman’s Warehouse Holdings, Inc.*	3,100	(19,096)
		(605,870)
Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	12,500	(96,375)
Immersion Corp.*	3,200	(17,152)
Logitech International SA (Switzerland)	534	(23,043)
Pure Storage, Inc. (Class A Stock)*	24,900	(306,270)
Stratasys Ltd.*	5,600	(89,320)
		(532,160)
Textiles, Apparel & Luxury Goods — (0.0)%
Canada Goose Holdings, Inc. (Canada)*	9,819	(196,338)
Cie Financiere Richemont SA (Switzerland)	685	(37,192)
Gildan Activewear, Inc. (Canada)	4,560	(58,130)

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Movado Group, Inc.	1,200	$ (14,184)
Oxford Industries, Inc.	1,700	(61,642)
Under Armour, Inc. (Class A Stock)*	11,000	(101,310)
		(468,796)
Thrifts & Mortgage Finance — (0.0)%
Northfield Bancorp, Inc.	3,800	(42,522)
Waterstone Financial, Inc.	2,000	(29,080)
		(71,602)
Trading Companies & Distributors — (0.0)%
Fastenal Co.	8,200	(256,250)
Finning International, Inc. (Canada)	4,253	(45,634)
NOW, Inc.*	10,700	(55,212)
SiteOne Landscape Supply, Inc.*	4,000	(294,480)
Titan Machinery, Inc.*	1,700	(14,773)
		(666,349)
Wireless Telecommunication Services — (0.0)%
Boingo Wireless, Inc.*	4,600	(48,806)
Millicom International Cellular SA (Colombia)SDR	321	(9,027)
		(57,833)

Total Common Stocks (proceeds received $55,872,428)		(48,012,256)
Preferred Stocks — (0.0)%
Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany) (PRFC)	405	(14,328)
Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany) (PRFC)	475	(115,380)

Total Preferred Stocks (proceeds received $101,531)		(129,708)

Interest Rate	Maturity Date	Principal Amount (000)#
Sovereign Bonds — (0.2)%
Canadian Government Bond (Canada),
2.750%	12/01/48	CAD	3,900	(3,717,712)
Kuwait International Government Bond (Kuwait),
3.500%	03/20/27		300	(313,449)

Total Sovereign Bonds (proceeds received $3,656,418)					(4,031,161)

Total Securities Sold Short (proceeds received $59,630,377)					(52,173,125)

Value
Options Written*~ — (0.2)%
(premiums received $2,538,639)	$ (4,290,544)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—93.3% (cost $2,463,666,654)	2,434,672,509

Other assets in excess of liabilities(z) — 6.7%	175,864,888

Net Assets — 100.0%	$ 2,610,537,397

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
AUDOIS	Australian Overnight Index Swap
BBA	British Bankers Association

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
CNX	CRISIL NSE Index
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
HONIX	Hong Kong Brokers’ Association Over Night Rate
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SONIA	Sterling Overnight Index Average
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TONAT	Overnight Japanese Yen LIBOR Interest Rate
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $320,264 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,565,858; cash collateral of $14,810,117 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $871,464. The aggregate value of $35,271 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(vv)	Includes an amount of $873,564 segregated as collateral for OTC derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $104,617)	3.500%	TBA	04/20/20	(100)	$(105,186)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$132.50	104		104	$651,625
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$141.50	368		368	69,000
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$151.00	63		63	1,969
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$159.50	344		344	5,375
10 Year Euro-Bund Futures	Call	04/24/20	182.00	75	EUR	75	4,963
10 Year Euro-Bund Futures	Call	04/24/20	188.00	42	EUR	42	926
10 Year Canadian Bond Futures	Call	05/15/20	189.00	35	CAD	35	124
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$144.00	152		152	30,875
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$147.50	2		2	219
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$151.50	14		14	1,094
10 Year Euro-Bund Futures	Call	05/22/20	189.00	51	EUR	51	2,250
10 Year Euro-Bund Futures	Call	05/22/20	192.00	4	EUR	4	132
10 Year Euro-Bund Futures	Call	05/22/20	195.00	3	EUR	3	66
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$200.00	64		64	1,000
Australian Dollar Currency	Call	04/03/20	67.50	7		7	70
Euro Dollar Futures	Call	03/14/22	$ 99.75	8		20	4,150
Euro Dollar Futures	Call	06/13/22	$ 99.75	14		35	8,050
Euro Futures	Call	04/03/20	1.10	5		625	7,312
Euro Futures	Call	04/03/20	1.10	22		2,750	22,000
Euro Futures	Call	04/03/20	1.11	2		250	750
Euro-Bobl	Call	05/22/20	152.50	50	EUR	50	276
Euro-OAT	Call	05/22/20	210.00	12	EUR	12	132
Euro-Schatz	Call	05/22/20	113.40	183	EUR	183	4,037
Euro-Schatz	Call	05/22/20	116.50	42	EUR	42	463
Euro-Schatz	Call	05/22/20	130.00	452	EUR	452	2,493
U.K. Gilt	Call	04/24/20	145.00	57	GBP	57	708
U.K. Gilt	Call	05/22/20	152.00	74	GBP	74	—
U.K. Gilt	Call	05/22/20	195.00	25	GBP	25	—
2 Year U.S. Treasury Notes Futures	Put	04/24/20	$107.50	1,203		2,406	—
2 Year U.S. Treasury Notes Futures	Put	04/24/20	$108.50	54		108	844
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$108.25	8		16	125
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$112.00	1,008		1,008	23,625
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$114.00	14		14	328
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$115.00	20		20	469
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$117.00	12		12	375
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$117.25	109		109	3,406
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$118.00	5		5	156
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$118.50	113		113	3,531
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$120.75	202		202	9,469
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$113.00	72		72	2,813
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$113.25	1		1	39
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$125.50	21		21	1,312
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$134.00	113		113	31,781
10 Year Euro-Bund Futures	Put	05/22/20	149.00	97	EUR	97	2,140
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$146.00	441		441	27,562
Australian Dollar Currency	Put	04/03/20	58.00	13		13	455
Australian Dollar Currency	Put	04/03/20	59.00	12		12	840
Euro Futures	Put	04/03/20	1.05	2		250	25
Euro Futures	Put	04/03/20	1.05	9		1,125	113
Euro-Bobl	Put	05/22/20	131.50	32	EUR	32	1,059
A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Euro-BTP	Put	04/24/20	110.00	17	EUR	17	$ 187
Euro-BTP	Put	05/22/20	106.00	92	EUR	92	1,015
Euro-OAT	Put	04/24/20	150.00	27	EUR	27	298
Euro-OAT	Put	05/22/20	152.00	35	EUR	35	1,930
Euro-OAT	Put	05/22/20	153.00	11	EUR	11	971
Japanese Yen Currency	Put	04/03/20	87.00	15		19	94
Japanese Yen Currency	Put	04/03/20	87.50	1		1	6
Japanese Yen Currency	Put	04/03/20	88.00	18		23	113
Total Exchange Traded (cost $471,653)							$935,140

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	05/14/20	1.45	—	EUR	5,400	$ 197
Currency Option EUR vs USD	Call	HSBC Bank USA, N.A.	05/18/20	1.55	—	EUR	1,000	16
Currency Option USD vs EUR	Call	Citibank, N.A.	04/24/20	1.09	—		2,400	10,685
Currency Option USD vs JPY	Call	Goldman Sachs Bank USA	05/14/20	139.00	—		4,800	97
Currency Option EUR vs GBP	Put	Goldman Sachs Bank USA	04/22/20	0.83	—	EUR	1,860	1,035
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	04/08/20	1.09	—	EUR	1,408	3,165
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	05/08/20	1.09	—	EUR	1,450	11,965
Currency Option USD vs AUD	Put	Morgan Stanley Capital Services LLC	05/27/20	0.68	—		1,570	1,748
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	04/13/20	4.07	—		4,480	—
Currency Option USD vs BRL	Put	BNP Paribas S.A.	04/20/20	4.14	—		1,680	1
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	04/22/20	4.13	—		570	1
Currency Option USD vs BRL	Put	Barclays Bank PLC	04/23/20	3.90	—		1,550	—
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	04/27/20	4.18	—		1,559	4
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	05/13/20	4.26	—		2,330	41
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	05/14/20	4.27	—		2,390	45
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	06/01/20	4.34	—		2,080	72
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	06/04/20	4.46	—		2,080	329
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	06/09/20	4.56	—		1,480	857
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	05/13/20	62.50	—		7,500	197
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	06/11/20	73.20	—		745	2,151
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	09/02/20	73.00	—		2,080	8,586
A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	BNP Paribas S.A.	04/23/20	109.83	—	1,560	$ 39,857
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/27/20	18.99	—	1,559	363
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	05/21/20	18.95	—	4,480	2,128
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	06/02/20	19.32	—	1,690	1,679
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	06/08/20	20.14	—	1,460	3,529
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	06/10/20	20.46	—	1,480	4,920
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	04/08/20	61.00	—	1,480	8
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	04/29/20	64.20	—	800	124
Currency Option USD vs RUB	Put	Citibank, N.A.	05/13/20	63.67	—	2,340	752
Currency Option USD vs RUB	Put	Citibank, N.A.	05/26/20	63.97	—	4,480	1,711
Currency Option USD vs RUB	Put	Citibank, N.A.	06/09/20	67.71	—	1,460	2,480
Currency Option USD vs RUB	Put	Citibank, N.A.	06/10/20	70.05	—	1,480	5,136
Total OTC Traded (cost $658,096)							$103,879

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 10/06/22	Call	JPMorgan Chase Bank, N.A.	10/02/20	1.07%	1.07%(S)	3 Month LIBOR(Q)		45,400	$ 674,162
CDX.NA.IG.33.V1, 12/20/24	Call	Bank of America, N.A.	05/20/20	0.68%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,590	2,079
CDX.NA.IG.33.V1, 12/20/24	Call	Bank of America, N.A.	05/20/20	0.70%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,437	2,474
30- Year Interest Rate Swap, 06/10/50	Put	Morgan Stanley Capital Services LLC	06/08/20	2.01%	3 Month LIBOR(Q)	2.01%(Q)		600	529
30- Year Interest Rate Swap, 06/11/50	Put	Morgan Stanley Capital Services LLC	06/09/20	1.98%	3 Month LIBOR(Q)	1.98%(Q)		400	394
30- Year Interest Rate Swap, 02/26/51	Put	Goldman Sachs Bank USA	02/26/21	0.86%	6 Month GBP LIBOR(S)	0.86%(S)	GBP	300	17,387
30- Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(Q)		600	14,977
A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(Q)	700	$ 18,169
30- Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/15/21	2.17%	3 Month LIBOR(Q)	2.18%(S)	700	8,548
30- Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	500	5,813
30- Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	300	3,488
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	130	485
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	380	1,419
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	210	784
CDX.NA.IG.33.V1, 12/20/24	Put	Bank of America, N.A.	04/15/20	1.55%	CDX.NA.IG.33.V1(Q)	1.00%(Q)	2,320	3,033
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	3.00%	CDX.NA.IG.33.V1(Q)	1.00%(Q)	14,500	285
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	05/20/20	4.50%	CDX.NA.IG.33.V1(Q)	1.00%(Q)	7,000	592
Total OTC Swaptions (cost $447,496)								$ 754,618
Total Options Purchased (cost $1,577,245)								$1,793,637
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$125.00	48		48	$ (30,000)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$135.50	27		27	(90,703)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$136.00	9		9	(26,156)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$136.50	31		31	(76,047)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$137.00	44		44	(90,062)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$138.00	94		94	(123,375)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$139.00	8		8	(6,000)
10 Year Euro-Bund Futures	Call	04/24/20	170.50	9	EUR	9	(26,503)
10 Year Euro-Bund Futures	Call	04/24/20	172.00	3	EUR	3	(5,492)
10 Year Euro-Bund Futures	Call	05/22/20	177.00	13	EUR	13	(7,169)
A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$172.00	29	29	$ (222,937)
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$178.00	51	51	(160,172)
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$180.00	18	18	(38,531)
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$125.50	6	6	(2,016)
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$126.00	4	4	(656)
Australian Dollar Currency	Call	04/03/20	66.00	5	5	(75)
Australian Dollar Currency	Call	05/08/20	60.00	4	4	(9,080)
Australian Dollar Currency	Call	05/08/20	66.50	10	10	(900)
Euro Futures	Call	04/03/20	1.08	6	750	(22,725)
Euro Futures	Call	04/03/20	1.13	10	1,250	(625)
Euro Futures	Call	05/08/20	1.12	14	1,750	(12,075)
Euro Futures	Call	05/08/20	1.14	10	1,250	(4,750)
Euro Futures	Call	05/08/20	1.14	2	250	(775)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$122.50	43	43	(2,352)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$122.75	30	30	(1,875)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$123.00	105	105	(6,563)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$123.75	31	31	(2,664)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.00	151	151	(15,336)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.25	53	53	(6,625)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.50	13	13	(2,031)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$125.00	18	18	(4,781)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.00	44	44	(9,625)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.50	16	16	(4,750)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.75	1	1	(352)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$132.00	17	17	(1,063)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$134.00	13	13	(1,422)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$135.00	84	84	(11,813)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$135.50	5	5	(859)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$136.00	45	45	(9,844)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$136.50	9	9	(2,391)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$137.50	14	14	(6,563)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.50	94	94	(19,094)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$133.00	94	94	(20,563)
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$172.00	2	2	(1,250)
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$175.00	23	23	(25,156)
20 Year U.S. Treasury Bond Futures	Put	04/24/20	$178.00	6	6	(12,469)
20 Year U.S. Treasury Bonds Futures	Put	05/22/20	$172.00	5	5	(7,188)
Total Exchange Traded (premiums received $1,271,291)						$(1,133,453)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CNH	Call	HSBC Bank USA, N.A.	04/02/20	7.85	—	EUR	920	$ (1,758)
Currency Option EUR vs RUB	Call	Goldman Sachs Bank USA	04/02/20	73.00	—	EUR	862	(145,057)
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	04/08/20	1.11	—	EUR	1,408	(7,702)
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	05/08/20	1.11	—	EUR	1,450	(17,908)
Currency Option USD vs BRL	Call	Barclays Bank PLC	04/23/20	4.40	—		1,550	(237,672)
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	06/09/20	4.86	—		1,480	(110,793)
A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Goldman Sachs Bank USA	06/10/20	4.74	—		1,480	$ (138,922)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	06/11/20	78.00	—		745	(9,681)
Currency Option USD vs INR	Call	Goldman Sachs Bank USA	09/02/20	77.00	—		2,080	(56,920)
Currency Option USD vs MXN	Call	Morgan Stanley Capital Services LLC	06/02/20	20.94	—		1,690	(212,181)
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	06/10/20	22.00	—		1,480	(134,354)
Currency Option USD vs MXN	Call	Citibank, N.A.	06/11/20	21.58	—		1,480	(154,877)
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	04/08/20	65.19	—		1,480	(244,126)
Currency Option USD vs RUB	Call	Citibank, N.A.	06/10/20	75.45	—		1,480	(89,092)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	06/11/20	73.73	—		1,480	(112,260)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%	—		800	(5)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		200	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	500	(502)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	04/23/20	4.96	—		970	(5,168)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	04/27/20	4.06	—		3,119	(3)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	06/08/20	4.52	—		1,560	(558)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/22/20	22.65	—		1,040	(17,495)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	04/23/20	23.51	—		790	(25,854)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	04/23/20	23.90	—		970	(40,903)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/27/20	18.63	—		3,119	(472)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	06/08/20	19.64	—		2,920	(4,401)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	04/22/20	75.90	—		1,040	(13,598)
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	04/23/20	77.93	—		970	(24,569)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	04/29/20	62.50	—		2,430	(218)
Currency Option USD vs RUB	Put	Citibank, N.A.	06/09/20	65.95	—		2,920	(3,001)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%	—		2,500	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—		1,000	—
A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—	3,500	$ (11,719)
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—	2,000	(6,696)
Total OTC Traded (premiums received $662,353)							$(1,828,465)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 08/10/21	Call	Goldman Sachs Bank USA	08/06/20	1.45%	3 Month LIBOR(Q)	1.45%(S)		7,600	$ (85,556)
1- Year Interest Rate Swap, 08/13/21	Call	Goldman Sachs Bank USA	08/11/20	1.45%	3 Month LIBOR(Q)	1.45%(S)		7,500	(84,480)
10- Year Interest Rate Swap, 10/06/30	Call	JPMorgan Chase Bank, N.A.	10/02/20	1.30%	3 Month LIBOR(Q)	1.30%(S)		9,500	(595,165)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	100	(5,345)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	550	(29,396)
30- Year Interest Rate Swap, 08/25/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	100	(5,345)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	550	(29,396)
30- Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	100	(5,365)
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30- Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	500	$ (26,823)
30- Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	300	(16,205)
30- Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	800	(43,214)
30- Year Interest Rate Swap, 09/01/50	Call	Goldman Sachs Bank USA	08/28/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	400	(21,667)
CDX.NA.HY.33.V1, 12/20/24	Call	BNP Paribas S.A.	04/15/20	$ 90.00	CDX.NA.HY.33.V1(Q)	5.00%(Q)		441	(21,581)
CDX.NA.HY.33.V1, 12/20/24	Call	Bank of America, N.A.	04/15/20	$ 90.00	CDX.NA.HY.33.V1(Q)	5.00%(Q)		970	(22,061)
CDX.NA.HY.33.V1, 12/20/24	Call	Bank of America, N.A.	04/15/20	$ 94.00	CDX.NA.HY.33.V1(Q)	5.00%(Q)		445	(9,991)
CDX.NA.IG.33.V1, 12/20/24	Call	Goldman Sachs International	04/15/20	0.48%	CDX.NA.IG. 33.V1(Q)	1.00%(Q)		700	(3)
CDX.NA.IG.33.V1, 12/20/24	Call	BNP Paribas S.A.	04/15/20	0.48%	CDX.NA.IG.33.V1(Q)	1.00%(Q)		700	(3)
1- Year x 1- Year Interest Rate Swap, 06/10/22	Put	Morgan Stanley Capital Services LLC	06/08/20	1.60%	1.60%(Q)	3 Month LIBOR(Q)		14,400	—
1- Year x 1- Year Interest Rate Swap, 06/10/22	Put	Morgan Stanley Capital Services LLC	06/09/20	1.60%	1.60%(Q)	3 Month LIBOR(Q)		9,600	—
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	0.00%	(0.05)%(S)	6 Month JPY LIBOR(S)	JPY	334,000	(2,143)
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(Q)	3 Month LIBOR(Q)		5,000	(1,964)
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(Q)	3 Month LIBOR(Q)		5,800	$ (2,766)
3- Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		5,800	(615)
3- Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		4,300	(731)
3- Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		2,600	(442)
10- Year Interest Rate Swap, 02/26/31	Put	Goldman Sachs Bank USA	02/26/21	0.78%	0.78%(S)	6 Month GBP LIBOR(S)	GBP	850	(17,582)
6 Month x 5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)		700	(28)
6 Month x 5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)		2,110	(85)
6 Month x 5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)		1,150	(46)
CDX.NA.HY.33.V1, 12/20/24	Put	Bank of America, N.A.	05/20/20	$102.00	1.00%(Q)	CDX.NA.HY. 33.V1(Q)		1,000	(97,629)
CDX.NA.HY.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	$102.00	1.00%(Q)	CDX.NA.HY. 33.V1(Q)		400	(40,791)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	0.70%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		700	(12,703)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	04/15/20	0.70%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		700	(12,703)
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.33.V1, 12/20/24	Put	Bank of America, N.A.	05/20/20	0.85%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,590	$ (38,136)
CDX.NA.IG.33.V1, 12/20/24	Put	Bank of America, N.A.	05/20/20	0.90%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,437	(32,657)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	0.80%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		900	(15,710)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	0.80%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		600	(10,473)
CDX.NA.IG.33.V1, 12/20/24	Put	Morgan Stanley Capital Services LLC	06/17/20	0.85%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		700	(11,261)
CDX.NA.IG.33.V1, 12/20/24	Put	Deutsche Bank AG	06/17/20	0.85%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		600	(9,652)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		1,000	(8,382)
iTraxx.32.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	800	(10,531)
Total OTC Swaptions (premiums received $604,995)									$(1,328,626)
Total Options Written (premiums received $2,538,639)									$(4,290,544)
Financial Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
245	90 Day Euro Dollar	Jun. 2020	$ 60,928,438	$ 160,083
14	90 Day Euro Dollar	Sep. 2020	3,487,575	1,427
99	90 Day Euro Dollar	Dec. 2020	24,665,850	272,527
63	90 Day Euro Dollar	Mar. 2021	15,705,112	204,955
12	90 Day Euro Dollar	Dec. 2021	2,990,250	36,837
12	90 Day Euro Dollar	Mar. 2022	2,989,650	36,125
12	90 Day Euro Dollar	Jun. 2022	2,988,450	35,825
12	90 Day Euro Dollar	Sep. 2022	2,987,400	35,225
1,174	2 Year U.S. Treasury Notes	Jun. 2020	258,729,421	508,610
50	3 Year Australian Treasury Bonds	Jun. 2020	3,601,690	15,037
31	5 Year Euro-Bobl	Jun. 2020	4,622,816	(15,219)
1,302	5 Year U.S. Treasury Notes	Jun. 2020	163,217,912	742,658
10	10 Year Australian Treasury Bonds	Jun. 2020	926,407	1,509
61	10 Year Canadian Government Bonds	Jun. 2020	6,377,844	191,767
27	10 Year Japanese Bonds	Jun. 2020	38,310,998	(620,644)
4	10 Year U.K. Gilt	Jun. 2020	676,646	9,137
1,105	10 Year U.S. Treasury Notes	Jun. 2020	153,249,688	2,112,405
23	10 Year U.S. Ultra Treasury Notes	Jun. 2020	3,588,719	194,143
202	20 Year U.S. Treasury Bonds	Jun. 2020	36,170,625	(185,266)
5	30 Year Euro Buxl	Jun. 2020	1,157,494	(43,901)
45	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	9,984,375	741,017
34	Australian Dollar Currency	Jun. 2020	2,088,620	(140,587)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Financial Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
7	British Pound Currency	Jun. 2020	$ 544,950	$ 13,570
22	Euro STOXX 50 Index	Jun. 2020	333,263	51,675
76	Euro-BTP Italian Government Bond	Jun. 2020	11,853,043	(341,201)
96	Euro-OAT	Jun. 2020	8,851,964	(7,343)
2	FTSE/MIB Index	Jun. 2020	186,655	22,407
1	Hang Seng China Enterprises Index	Apr. 2020	152,978	1,331
3	Japanese Yen Currency	Jun. 2020	349,481	10,699
31	Mexican Peso	Jun. 2020	649,605	(58,823)
1,955	Mini MSCI EAFE Index	Jun. 2020	152,421,575	5,126,744
589	Mini MSCI Emerging Markets Index	Jun. 2020	24,823,405	(96,930)
122	NASDAQ 100 E-Mini Index	Jun. 2020	18,998,450	277,218
2	OMXS30 Index	Apr. 2020	29,922	929
1,532	S&P 500 E-Mini Index	Jun. 2020	200,693,570	5,442,524
29	Short Euro-BTP	Jun. 2020	3,568,146	(8,553)
11	TOPIX Index	Jun. 2020	1,435,294	17,637
2	Yen Denominated Nikkei 225 Index	Jun. 2020	173,402	8,985
				14,754,539
Short Positions:
316	90 Day Euro Dollar	Jun. 2021	78,770,900	(849,425)
13	3 Year Australian Treasury Bonds	Jun. 2020	936,439	(3,296)
25	5 Year Euro-Bobl	Jun. 2020	3,728,078	23,410
189	5 Year U.S. Treasury Notes	Jun. 2020	23,692,923	(779,837)
62	10 Year Australian Treasury Bonds	Jun. 2020	5,743,722	9,351
28	10 Year Canadian Government Bonds	Jun. 2020	2,927,535	(130,509)
95	10 Year Euro-Bund	Jun. 2020	28,348,930	(71,429)
115	10 Year U.K. Gilt	Jun. 2020	19,453,583	(301,721)
364	10 Year U.S. Treasury Notes	Jun. 2020	50,482,249	(149,569)
5	10 Year U.S. Ultra Treasury Notes	Jun. 2020	780,156	(42,679)
49	20 Year U.S. Treasury Bonds	Jun. 2020	8,774,062	(606,061)
63	30 Year Euro Buxl	Jun. 2020	7,407,959	305,836
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	3,106,250	82,140
8	ASX SPI 200 Index	Jun. 2020	628,509	(5,052)
2	DAX Index	Jun. 2020	546,349	(54,113)
4	Euro Currency	Jun. 2020	552,475	8,773
339	Euro Schatz Index	Jun. 2020	41,945,945	(16,384)
10	Euro STOXX 50 Index	Jun. 2020	302,967	(33,423)
13	Euro-BTP Italian Government Bond	Jun. 2020	2,027,494	65,046
1	Euro-OAT	Jun. 2020	184,416	3,440
3	FTSE 100 Index	Jun. 2020	209,996	(15,982)
1	Hang Seng China Enterprises Index	Apr. 2020	152,978	(2,848)
41	Russian Ruble Currency	Jun. 2020	1,293,038	58,835
6	TOPIX Index	Jun. 2020	782,888	(10,399)
				(2,515,896)
				$12,238,643

Commodity Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
42	Brent Crude	Jul.2020	$ 1,245,720	$ (192,891)
9	Coffee ’C’	May 2020	403,481	45,407
3	Coffee ’C’	Dec. 2020	137,531	(10,789)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Commodity Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
15	Copper	May 2020	$ 835,500	$ (142,894)
4	Copper	Dec. 2020	224,600	(47,596)
59	Corn	May 2020	1,005,213	(134,798)
8	Cotton No. 2	May 2020	204,520	(71,202)
6	Gasoline RBOB	May 2020	149,360	(281,622)
94	Gold 100 OZ	Jun.2020	15,008,040	33,953
2	Gold 100 OZ	Dec. 2020	319,520	2,132
13	Hard Red Winter Wheat	May 2020	320,450	12,218
7	Lean Hogs	Jun. 2020	168,910	(52,778)
5	Lean Hogs	Oct. 2020	113,800	(30,976)
8	Live Cattle	Jun. 2020	294,640	(20,270)
2	Live Cattle	Oct. 2020	77,560	(11,625)
25	LME Copper	Jun. 2020	3,094,219	(445,710)
6	LME Nickel	May. 2020	412,722	(57,265)
13	LME Nickel	Jun.2020	895,401	(105,817)
14	LME PRI Aluminum	May. 2020	529,988	(80,063)
30	LME PRI Aluminum	Jun.2020	1,141,875	(163,818)
10	LME Zinc	May. 2020	475,625	(65,519)
20	LME Zinc	Jun.2020	952,375	(132,606)
11	Low Sulphur Gas Oil	May.2020	324,225	(185,467)
91	Natural Gas	May.2020	1,492,400	(254,771)
18	No. 2 Soft Red Winter Wheat	May 2020	511,875	20,317
2	No. 2 Soft Red Winter Wheat	Dec. 2020	57,275	220
6	NY Harbor ULSD	May 2020	252,378	(144,852)
1	NY Harbor ULSD	Jul. 2020	43,743	(39,012)
7	Silver	May 2020	495,460	(122,214)
4	Silver	Dec. 2020	285,560	(56,826)
23	Soybean	May 2020	1,018,900	(15,644)
20	Soybean Meal	May 2020	643,000	48,871
13	Soybean Oil	May 2020	210,678	(31,028)
13	Soybean Oil	Jul. 2020	213,408	(52,946)
22	Sugar #11 (World)	May 2020	256,749	(107,282)
15	Sugar #11 (World)	Oct. 2020	180,768	(60,762)
27	WTI Crude	May. 2020	552,960	(762,577)
17	WTI Crude	Jun. 2020	416,670	6,681
				(3,711,821)
Short Positions:
24	LME Copper	Jun. 2020	2,970,450	205,163
11	LME Nickel	Jun. 2020	757,647	60,316
25	LME PRI Aluminum	Jun. 2020	951,563	107,602
16	LME Zinc	Jun. 2020	761,900	28,697
				401,778
				$(3,310,043)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	Citibank, N.A.	AUD	383	$ 227,289	$ 235,585	$ 8,296	$—
Expiring 04/02/20	HSBC Bank USA, N.A.	AUD	3,228	1,966,498	1,985,562	19,064	—
Expiring 04/02/20	HSBC Bank USA, N.A.	AUD	713	429,086	438,571	9,485	—
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	1,284	$ 741,491	$ 790,062	$ 48,571	$ —
Expiring 04/02/20	Natwest Markets PLC	AUD	296	169,847	182,286	12,439	—
Expiring 04/02/20	Standard Chartered Bank, London	AUD	2,271	1,365,551	1,396,905	31,354	—
Expiring 04/02/20	Standard Chartered Bank, London	AUD	1,693	1,002,959	1,041,374	38,415	—
Expiring 04/17/20	BNP Paribas S.A.	AUD	1,220	802,467	750,494	—	(51,973)
Expiring 04/17/20	BNP Paribas S.A.	AUD	711	433,914	437,118	3,204	—
Expiring 04/17/20	Citibank, N.A.	AUD	428	263,563	263,289	—	(274)
Expiring 04/17/20	Citibank, N.A.	AUD	13	7,777	8,027	250	—
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	178	106,532	109,498	2,966	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	1,010	675,246	621,311	—	(53,935)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	355	213,209	218,383	5,174	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	211	144,143	129,799	—	(14,344)
Expiring 06/17/20	Barclays Capital	AUD	78,052	48,173,832	48,019,731	—	(154,101)
Expiring 06/17/20	Barclays Capital	AUD	10,491	6,166,340	6,454,631	288,291	—
Expiring 06/17/20	Citibank, N.A.	AUD	2,949	1,799,044	1,814,300	15,256	—
Expiring 06/17/20	Citibank, N.A.	AUD	679	445,670	417,738	—	(27,932)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	15,579	9,805,346	9,584,871	—	(220,475)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	13,764	8,408,115	8,468,110	59,995	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	13,132	8,098,258	8,079,347	—	(18,911)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	13,071	7,667,882	8,041,836	373,954	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	11,596	7,302,453	7,134,325	—	(168,128)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	2,662	1,735,198	1,637,556	—	(97,642)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	681	417,475	419,132	1,657	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	451	272,454	277,771	5,317	—
Expiring 06/18/20	JPMorgan Chase Bank, N.A.	AUD	27	16,542	16,585	43	—
Brazilian Real,
Expiring 04/02/20	Deutsche Bank AG	BRL	180	35,145	34,693	—	(452)
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	10,608	2,418,096	2,041,333	—	(376,763)
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	2,868	653,768	551,905	—	(101,863)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	5,494	1,291,794	1,056,240	—	(235,554)
Expiring 04/17/20	Barclays Capital	BRL	5,180	1,262,796	995,736	—	(267,060)
Expiring 04/17/20	Citibank, N.A.	BRL	17,298	4,219,500	3,325,109	—	(894,391)
Expiring 04/17/20	Citibank, N.A.	BRL	15,330	3,749,083	2,946,838	—	(802,245)
Expiring 04/17/20	Citibank, N.A.	BRL	6,590	1,545,280	1,266,775	—	(278,505)
Expiring 04/17/20	HSBC Bank USA, N.A.	BRL	3,520	779,164	676,639	—	(102,525)
Expiring 04/17/20	HSBC Bank USA, N.A.	BRL	116	27,604	22,298	—	(5,306)
Expiring 04/17/20	HSBC Bank USA, N.A.	BRL	50	11,689	9,612	—	(2,077)
Expiring 04/27/20	Morgan Stanley & Co. International PLC	BRL	2,013	393,223	386,600	—	(6,623)
Expiring 05/05/20	Deutsche Bank AG	BRL	1,972	383,869	378,558	—	(5,311)
Expiring 06/10/20	JPMorgan Chase Bank, N.A.	BRL	2,750	592,799	526,765	—	(66,034)
Expiring 07/02/20	BNP Paribas S.A.	BRL	974	187,218	186,399	—	(819)
British Pound,
Expiring 04/02/20	Barclays Capital	GBP	5,858	7,161,818	7,275,909	114,091	—
Expiring 04/02/20	Barclays Capital	GBP	3,603	4,405,222	4,475,399	70,177	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	876	1,146,460	1,088,107	—	(58,353)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/02/20	BNP Paribas S.A.	GBP	630	$ 774,311	$ 782,543	$ 8,232	$ —
Expiring 04/02/20	BNP Paribas S.A.	GBP	303	353,202	376,366	23,164	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	185	226,498	229,794	3,296	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	95	112,883	118,003	5,120	—
Expiring 04/02/20	Citibank, N.A.	GBP	1,314	1,615,246	1,632,160	16,914	—
Expiring 04/02/20	Citibank, N.A.	GBP	327	380,692	406,177	25,485	—
Expiring 04/02/20	Citibank, N.A.	GBP	227	275,351	281,964	6,613	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	1,856	2,273,957	2,305,893	31,936	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	1,407	1,657,983	1,747,679	89,696	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	GBP	800	928,454	993,705	65,251	—
Expiring 04/02/20	Natwest Markets PLC	GBP	570	669,908	708,014	38,106	—
Expiring 04/03/20	BNP Paribas S.A.	GBP	314	402,324	390,035	—	(12,289)
Expiring 04/17/20	BNP Paribas S.A.	GBP	375	486,473	465,953	—	(20,520)
Expiring 04/17/20	Citibank, N.A.	GBP	575	713,309	714,461	1,152	—
Expiring 04/17/20	Citibank, N.A.	GBP	265	324,265	329,274	5,009	—
Expiring 04/17/20	Citibank, N.A.	GBP	130	153,329	161,531	8,202	—
Expiring 04/17/20	Citibank, N.A.	GBP	88	103,431	109,344	5,913	—
Expiring 04/17/20	HSBC Bank USA, N.A.	GBP	3,750	4,639,031	4,659,526	20,495	—
Expiring 06/17/20	Barclays Capital	GBP	6,910	8,498,124	8,594,483	96,359	—
Expiring 06/17/20	Barclays Capital	GBP	5,425	7,014,374	6,748,093	—	(266,281)
Expiring 06/17/20	Barclays Capital	GBP	2,682	3,501,853	3,335,345	—	(166,508)
Expiring 06/17/20	Barclays Capital	GBP	867	1,120,977	1,077,894	—	(43,083)
Expiring 06/17/20	Barclays Capital	GBP	398	496,177	495,545	—	(632)
Expiring 06/17/20	Barclays Capital	GBP	115	139,557	143,603	4,046	—
Expiring 06/17/20	Barclays Capital	GBP	74	87,572	92,193	4,621	—
Expiring 06/17/20	Barclays Capital	GBP	71	93,753	88,676	—	(5,077)
Expiring 06/17/20	Citibank, N.A.	GBP	944	1,227,765	1,173,925	—	(53,840)
Expiring 06/17/20	Citibank, N.A.	GBP	944	1,217,960	1,173,925	—	(44,035)
Expiring 06/17/20	Citibank, N.A.	GBP	944	1,224,375	1,173,925	—	(50,450)
Expiring 06/17/20	Citibank, N.A.	GBP	944	1,221,888	1,173,925	—	(47,963)
Expiring 06/17/20	Citibank, N.A.	GBP	944	1,208,677	1,173,925	—	(34,752)
Expiring 06/17/20	Citibank, N.A.	GBP	762	990,704	947,407	—	(43,297)
Expiring 06/17/20	Citibank, N.A.	GBP	762	982,880	947,764	—	(35,116)
Expiring 06/17/20	Citibank, N.A.	GBP	495	648,999	616,046	—	(32,953)
Expiring 06/17/20	Citibank, N.A.	GBP	254	328,165	315,921	—	(12,244)
Expiring 06/17/20	Citibank, N.A.	GBP	254	328,506	315,922	—	(12,584)
Expiring 06/17/20	Citibank, N.A.	GBP	254	327,789	315,922	—	(11,867)
Expiring 06/17/20	Citibank, N.A.	GBP	254	331,166	315,922	—	(15,244)
Expiring 06/17/20	Citibank, N.A.	GBP	254	330,540	315,921	—	(14,619)
Expiring 06/17/20	Citibank, N.A.	GBP	248	317,213	308,023	—	(9,190)
Expiring 06/17/20	Citibank, N.A.	GBP	245	314,021	304,864	—	(9,157)
Expiring 06/17/20	Citibank, N.A.	GBP	245	317,135	305,143	—	(11,992)
Expiring 06/17/20	Citibank, N.A.	GBP	244	312,735	303,285	—	(9,450)
Expiring 06/17/20	Citibank, N.A.	GBP	241	316,171	300,125	—	(16,046)
Expiring 06/17/20	Citibank, N.A.	GBP	241	312,007	300,125	—	(11,882)
Expiring 06/17/20	Citibank, N.A.	GBP	235	303,732	292,228	—	(11,504)
Expiring 06/17/20	Citibank, N.A.	GBP	229	297,979	284,329	—	(13,650)
Expiring 06/17/20	Citibank, N.A.	GBP	222	287,506	276,431	—	(11,075)
Expiring 06/17/20	Citibank, N.A.	GBP	207	271,334	257,754	—	(13,580)
Expiring 06/17/20	Citibank, N.A.	GBP	207	265,996	257,755	—	(8,241)
Expiring 06/17/20	Citibank, N.A.	GBP	207	269,788	257,754	—	(12,034)
Expiring 06/17/20	Citibank, N.A.	GBP	198	244,700	246,269	1,569	—
Expiring 06/17/20	Citibank, N.A.	GBP	182	236,922	226,518	—	(10,404)
Expiring 06/17/20	Citibank, N.A.	GBP	182	234,539	226,161	—	(8,378)
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/17/20	Citibank, N.A.	GBP	182	$ 234,969	$ 226,161	$ —	$ (8,808)
Expiring 06/17/20	Citibank, N.A.	GBP	129	151,555	160,449	8,894	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	7,798	9,566,547	9,698,639	132,092	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	5,815	6,900,294	7,232,121	331,827	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	5,425	6,796,971	6,747,824	—	(49,147)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	4,030	5,080,859	5,012,201	—	(68,658)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	3,184	3,720,912	3,959,665	238,753	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	1,677	1,969,853	2,085,348	115,495	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	1,250	1,566,500	1,554,731	—	(11,769)
Expiring 06/18/20	BNP Paribas S.A.	GBP	136	163,984	169,373	5,389	—
Expiring 06/18/20	UBS AG	GBP	659	793,972	820,102	26,130	—
Expiring 06/18/20	UBS AG	GBP	521	619,620	648,008	28,388	—
Canadian Dollar,
Expiring 04/02/20	Barclays Capital	CAD	1,108	786,863	787,337	474	—
Expiring 04/02/20	BNP Paribas S.A.	CAD	708	518,838	503,100	—	(15,738)
Expiring 04/02/20	Citibank, N.A.	CAD	2,919	2,069,955	2,073,964	4,009	—
Expiring 04/02/20	Citibank, N.A.	CAD	614	449,538	436,304	—	(13,234)
Expiring 04/02/20	HSBC Bank USA, N.A.	CAD	1,978	1,379,561	1,405,554	25,993	—
Expiring 04/02/20	HSBC Bank USA, N.A.	CAD	100	69,232	71,059	1,827	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CAD	745	556,411	529,654	—	(26,757)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CAD	140	98,362	99,483	1,121	—
Expiring 04/02/20	Standard Chartered Bank, London	CAD	2,104	1,511,928	1,495,089	—	(16,839)
Expiring 04/02/20	UBS AG	CAD	300	224,335	213,178	—	(11,157)
Expiring 04/17/20	BNP Paribas S.A.	CAD	160	113,067	113,715	648	—
Expiring 04/17/20	Citibank, N.A.	CAD	1,120	801,976	796,009	—	(5,967)
Expiring 06/17/20	Barclays Capital	CAD	52,325	37,567,558	37,208,347	—	(359,211)
Expiring 06/17/20	Barclays Capital	CAD	1,882	1,332,689	1,338,497	5,808	—
Expiring 06/17/20	Barclays Capital	CAD	1,652	1,175,558	1,174,791	—	(767)
Expiring 06/17/20	Barclays Capital	CAD	780	551,432	554,856	3,424	—
Expiring 06/17/20	Barclays Capital	CAD	616	454,926	438,086	—	(16,840)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,122,378	1,084,907	—	(37,471)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,152,839	1,084,906	—	(67,933)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,152,192	1,084,905	—	(67,287)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,153,646	1,084,906	—	(68,740)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,149,187	1,084,905	—	(64,282)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,148,716	1,084,906	—	(63,810)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,147,107	1,084,906	—	(62,201)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,142,470	1,084,907	—	(57,563)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,142,217	1,084,906	—	(57,311)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,137,211	1,084,906	—	(52,305)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,134,693	1,084,906	—	(49,787)
Expiring 06/17/20	Citibank, N.A.	CAD	1,526	1,142,223	1,084,906	—	(57,317)
Expiring 06/17/20	Citibank, N.A.	CAD	580	437,086	412,440	—	(24,646)
Expiring 06/17/20	Citibank, N.A.	CAD	187	129,190	132,976	3,786	—
Expiring 06/17/20	Citibank, N.A.	CAD	75	51,880	53,332	1,452	—
Expiring 06/17/20	Citibank, N.A.	CAD	49	35,165	34,844	—	(321)
Expiring 06/17/20	Citibank, N.A.	CAD	21	14,540	14,934	394	—
Expiring 06/17/20	Citibank, N.A.	CAD	9	6,714	6,400	—	(314)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/17/20	Citibank, N.A.	CAD	5	$ 3,640	$ 3,555	$ —	$ (85)
Expiring 06/17/20	Citibank, N.A.	CAD	4	2,763	2,844	81	—
Expiring 06/17/20	Citibank, N.A.	CAD	3	2,072	2,133	61	—
Expiring 06/17/20	Citibank, N.A.	CAD	2	1,384	1,422	38	—
Expiring 06/17/20	Citibank, N.A.	CAD	1	755	711	—	(44)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	43,497	31,189,437	30,930,912	—	(258,525)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	6,752	4,938,057	4,801,708	—	(136,349)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	4,240	2,922,867	3,014,812	91,945	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	3,112	2,170,549	2,212,654	42,105	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	2,222	1,530,468	1,579,764	49,296	—
Expiring 06/17/20	UBS AG	CAD	2,100	1,614,121	1,493,315	—	(120,806)
Chilean Peso,
Expiring 06/04/20	Citibank, N.A.	CLP	892	1,146	1,044	—	(102)
Expiring 06/18/20	Citibank, N.A.	CLP	9,025	10,565	10,566	1	—
Chinese Renminbi,
Expiring 06/17/20	Barclays Capital	CNH	460	65,926	64,796	—	(1,130)
Expiring 06/17/20	BNP Paribas S.A.	CNH	1,813	260,611	255,381	—	(5,230)
Expiring 06/17/20	BNP Paribas S.A.	CNH	1,624	230,823	228,758	—	(2,065)
Expiring 06/17/20	BNP Paribas S.A.	CNH	1,281	181,804	180,443	—	(1,361)
Expiring 06/17/20	HSBC Bank USA, N.A.	CNH	13,401	1,891,077	1,887,666	—	(3,411)
Expiring 06/17/20	Standard Chartered Bank, London	CNH	19,487	2,776,791	2,744,998	—	(31,793)
Colombian Peso,
Expiring 04/17/20	Citibank, N.A.	COP	4,982,954	1,514,990	1,225,202	—	(289,788)
Expiring 04/17/20	HSBC Bank USA, N.A.	COP	329,042	97,307	80,905	—	(16,402)
Expiring 04/24/20	Citibank, N.A.	COP	51,039	14,764	12,543	—	(2,221)
Expiring 06/18/20	Barclays Capital	COP	25,165	6,192	6,160	—	(32)
Czech Koruna,
Expiring 06/18/20	Citibank, N.A.	CZK	364	14,724	14,672	—	(52)
Danish Krone,
Expiring 04/01/20	Bank of America, N.A.	DKK	52,427	7,614,641	7,745,335	130,694	—
Expiring 04/01/20	HSBC Bank USA, N.A.	DKK	7,435	1,120,601	1,098,418	—	(22,183)
Expiring 04/01/20	HSBC Bank USA, N.A.	DKK	5,200	783,445	768,228	—	(15,217)
Expiring 04/02/20	Citibank, N.A.	DKK	4,720	682,017	697,343	15,326	—
Expiring 04/02/20	Citibank, N.A.	DKK	2,620	375,790	387,084	11,294	—
Expiring 04/02/20	Citibank, N.A.	DKK	1,170	168,855	172,858	4,003	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	DKK	12,175	1,766,224	1,798,762	32,538	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	DKK	6,930	1,036,426	1,023,854	—	(12,572)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	DKK	21,028	3,133,018	3,106,735	—	(26,283)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	DKK	13,000	1,862,442	1,920,649	58,207	—
Expiring 04/02/20	Natwest Markets PLC	DKK	8,600	1,233,555	1,270,583	37,028	—
Expiring 06/17/20	Citibank, N.A.	DKK	1,624	243,096	240,601	—	(2,495)
Expiring 06/17/20	Citibank, N.A.	DKK	553	80,934	81,929	995	—
Expiring 06/17/20	Citibank, N.A.	DKK	494	73,785	73,188	—	(597)
Expiring 06/17/20	Citibank, N.A.	DKK	405	61,308	60,002	—	(1,306)
Expiring 06/17/20	Citibank, N.A.	DKK	336	50,594	49,780	—	(814)
Expiring 06/17/20	Citibank, N.A.	DKK	333	50,704	49,335	—	(1,369)
Expiring 06/17/20	Citibank, N.A.	DKK	306	47,032	45,335	—	(1,697)
Expiring 06/17/20	Citibank, N.A.	DKK	61	9,135	9,037	—	(98)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 06/17/20	Citibank, N.A.	DKK	8	$ 1,160	$ 1,185	$ 25	$ —
Expiring 06/17/20	Citibank, N.A.	DKK	3	449	444	—	(5)
Expiring 06/17/20	Citibank, N.A.	DKK	1	151	148	—	(3)
Euro,
Expiring 04/01/20	Citibank, N.A.	EUR	333	366,500	367,276	776	—
Expiring 04/02/20	Barclays Capital	EUR	1,282	1,433,567	1,413,998	—	(19,569)
Expiring 04/02/20	BNP Paribas S.A.	EUR	3,097	3,448,240	3,415,379	—	(32,861)
Expiring 04/02/20	BNP Paribas S.A.	EUR	2,244	2,506,340	2,475,049	—	(31,291)
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,552	1,728,343	1,711,798	—	(16,545)
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,127	1,238,120	1,243,039	4,919	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	719	769,987	793,030	23,043	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	404	457,787	445,597	—	(12,190)
Expiring 04/02/20	BNP Paribas S.A.	EUR	299	334,042	329,785	—	(4,257)
Expiring 04/02/20	BNP Paribas S.A.	EUR	208	233,757	229,416	—	(4,341)
Expiring 04/02/20	BNP Paribas S.A.	EUR	170	188,915	187,504	—	(1,411)
Expiring 04/02/20	BNP Paribas S.A.	EUR	161	176,753	177,577	824	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	160	178,926	176,474	—	(2,452)
Expiring 04/02/20	BNP Paribas S.A.	EUR	126	135,465	138,973	3,508	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	105	115,353	115,811	458	—
Expiring 04/02/20	Citibank, N.A.	EUR	2,870	3,173,779	3,165,503	—	(8,276)
Expiring 04/02/20	Citibank, N.A.	EUR	1,758	1,963,984	1,939,009	—	(24,975)
Expiring 04/02/20	Citibank, N.A.	EUR	1,421	1,521,315	1,567,311	45,996	—
Expiring 04/02/20	Citibank, N.A.	EUR	281	319,670	309,933	—	(9,737)
Expiring 04/02/20	Citibank, N.A.	EUR	170	194,361	187,504	—	(6,857)
Expiring 04/02/20	Citibank, N.A.	EUR	160	173,066	176,474	3,408	—
Expiring 04/02/20	HSBC Bank USA, N.A.	EUR	6,982	7,599,205	7,700,887	101,682	—
Expiring 04/02/20	HSBC Bank USA, N.A.	EUR	357	385,747	393,757	8,010	—
Expiring 04/02/20	HSBC Bank USA, N.A.	EUR	143	154,515	157,724	3,209	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	2,786	3,112,126	3,072,854	—	(39,272)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	1,452	1,622,193	1,601,502	—	(20,691)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	291	325,109	320,962	—	(4,147)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	288	320,526	317,653	—	(2,873)
Expiring 04/02/20	Standard Chartered Bank, London	EUR	1,600	1,760,780	1,764,741	3,961	—
Expiring 04/02/20	Standard Chartered Bank, London	EUR	100	111,035	110,296	—	(739)
Expiring 04/02/20	UBS AG	EUR	3,800	4,228,173	4,191,259	—	(36,914)
Expiring 04/02/20	UBS AG	EUR	1,063	1,135,534	1,172,827	37,293	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	4,250	4,722,473	4,690,366	—	(32,107)
Expiring 04/17/20	BNP Paribas S.A.	EUR	1,149	1,273,353	1,268,054	—	(5,299)
Expiring 04/17/20	Citibank, N.A.	EUR	2,020	2,255,835	2,229,303	—	(26,532)
Expiring 04/17/20	Citibank, N.A.	EUR	1,668	1,843,374	1,840,831	—	(2,543)
Expiring 04/17/20	Citibank, N.A.	EUR	1,057	1,139,167	1,166,983	27,816	—
Expiring 04/17/20	Citibank, N.A.	EUR	614	663,642	677,620	13,978	—
Expiring 04/17/20	Citibank, N.A.	EUR	475	529,919	524,217	—	(5,702)
Expiring 04/17/20	Citibank, N.A.	EUR	45	48,661	49,663	1,002	—
Expiring 04/17/20	Citibank, N.A.	EUR	37	39,996	40,834	838	—
Expiring 04/17/20	HSBC Bank USA, N.A.	EUR	1,200	1,288,320	1,324,338	36,018	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	230	249,009	253,831	4,822	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	195	216,161	215,205	—	(956)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	140	156,591	154,506	—	(2,085)
Expiring 04/28/20	Citibank, N.A.	EUR	1,134	1,257,719	1,252,118	—	(5,601)
Expiring 06/17/20	Barclays Capital	EUR	94,987	109,072,000	105,073,543	—	(3,998,457)
Expiring 06/17/20	Barclays Capital	EUR	3,463	3,750,282	3,831,253	80,971	—
Expiring 06/17/20	Barclays Capital	EUR	2,479	2,754,067	2,742,575	—	(11,492)
Expiring 06/17/20	Barclays Capital	EUR	1,239	1,344,184	1,370,673	26,489	—
Expiring 06/17/20	Barclays Capital	EUR	1,170	1,325,430	1,294,292	—	(31,138)
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/17/20	Citibank, N.A.	EUR	6,354	$7,101,940	$7,028,702	$ —	$ (73,238)
Expiring 06/17/20	Citibank, N.A.	EUR	3,233	3,539,289	3,576,298	37,009	—
Expiring 06/17/20	Citibank, N.A.	EUR	1,515	1,655,971	1,675,871	19,900	—
Expiring 06/17/20	Citibank, N.A.	EUR	880	981,956	973,443	—	(8,513)
Expiring 06/17/20	Citibank, N.A.	EUR	674	732,148	745,569	13,421	—
Expiring 06/17/20	Citibank, N.A.	EUR	466	522,230	515,482	—	(6,748)
Expiring 06/17/20	Citibank, N.A.	EUR	459	499,635	507,739	8,104	—
Expiring 06/17/20	Citibank, N.A.	EUR	428	462,712	473,448	10,736	—
Expiring 06/17/20	Citibank, N.A.	EUR	407	457,502	450,217	—	(7,285)
Expiring 06/17/20	Citibank, N.A.	EUR	402	439,146	444,687	5,541	—
Expiring 06/17/20	Citibank, N.A.	EUR	397	451,395	439,156	—	(12,239)
Expiring 06/17/20	Citibank, N.A.	EUR	394	422,567	435,837	13,270	—
Expiring 06/17/20	Citibank, N.A.	EUR	379	434,592	419,244	—	(15,348)
Expiring 06/17/20	Citibank, N.A.	EUR	304	339,835	336,281	—	(3,554)
Expiring 06/17/20	Citibank, N.A.	EUR	126	135,728	139,379	3,651	—
Expiring 06/17/20	Citibank, N.A.	EUR	111	124,405	122,786	—	(1,619)
Expiring 06/17/20	Citibank, N.A.	EUR	16	17,327	17,699	372	—
Expiring 06/17/20	Citibank, N.A.	EUR	8	8,937	8,850	—	(87)
Expiring 06/17/20	Citibank, N.A.	EUR	7	7,581	7,744	163	—
Expiring 06/17/20	Citibank, N.A.	EUR	2	2,236	2,212	—	(24)
Expiring 06/17/20	HSBC Bank USA, N.A.	EUR	4,750	5,333,775	5,254,380	—	(79,395)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	761	868,877	842,077	—	(26,800)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	209	234,890	231,236	—	(3,654)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	112	127,053	123,820	—	(3,233)
Expiring 06/18/20	Barclays Capital	EUR	219	241,386	242,147	761	—
Expiring 06/18/20	HSBC Bank USA, N.A.	EUR	237	254,787	262,726	7,939	—
Expiring 06/18/20	HSBC Bank USA, N.A.	EUR	101	111,066	111,338	272	—
Expiring 06/18/20	UBS AG	EUR	564	616,101	624,218	8,117	—
Expiring 06/18/20	UBS AG	EUR	501	545,237	554,192	8,955	—
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,177	16,775	—	(2,402)
Hong Kong Dollar,
Expiring 06/18/20	HSBC Bank USA, N.A.	HKD	16	2,094	2,096	2	—
Expiring 09/03/20	Barclays Capital	HKD	10,846	1,383,000	1,398,222	15,222	—
Hungarian Forint,
Expiring 04/09/20	Citibank, N.A.	HUF	2,239	7,050	6,847	—	(203)
Expiring 04/09/20	Citibank, N.A.	HUF	1,595	4,854	4,877	23	—
Indian Rupee,
Expiring 04/15/20	Barclays Capital	INR	57,091	796,030	753,192	—	(42,838)
Expiring 04/17/20	Barclays Capital	INR	332,286	4,565,215	4,382,794	—	(182,421)
Expiring 04/27/20	HSBC Bank USA, N.A.	INR	153,144	2,087,000	2,009,799	—	(77,201)
Expiring 05/04/20	BNP Paribas S.A.	INR	152,450	2,075,000	1,998,579	—	(76,421)
Indonesian Rupiah,
Expiring 04/15/20	Barclays Capital	IDR	26,292,958	1,906,668	1,609,801	—	(296,867)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	13,348,360	826,012	819,571	—	(6,441)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	22,439,386	1,616,088	1,358,286	—	(257,802)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	22,116,067	1,592,803	1,338,715	—	(254,088)
Israeli Shekel,
Expiring 04/16/20	BNP Paribas S.A.	ILS	140	36,764	39,552	2,788	—
Expiring 06/18/20	Bank of America, N.A.	ILS	56	15,793	15,796	3	—
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/02/20	BNP Paribas S.A.	JPY	329,000	$ 3,034,595	$ 3,059,929	$ 25,334	$ —
Expiring 04/02/20	BNP Paribas S.A.	JPY	203,400	1,934,007	1,891,763	—	(42,244)
Expiring 04/02/20	BNP Paribas S.A.	JPY	52,700	515,819	490,146	—	(25,673)
Expiring 04/02/20	BNP Paribas S.A.	JPY	30,200	273,589	280,881	7,292	—
Expiring 04/02/20	Citibank, N.A.	JPY	64,800	603,138	602,685	—	(453)
Expiring 04/02/20	HSBC Bank USA, N.A.	JPY	47,400	458,370	440,853	—	(17,517)
Expiring 04/02/20	Standard Chartered Bank, London	JPY	15,600	140,289	145,091	4,802	—
Expiring 04/17/20	BNP Paribas S.A.	JPY	40,204	369,570	374,210	4,640	—
Expiring 04/17/20	BNP Paribas S.A.	JPY	10,000	91,225	93,078	1,853	—
Expiring 04/17/20	Citibank, N.A.	JPY	31,500	292,189	293,196	1,007	—
Expiring 04/17/20	Citibank, N.A.	JPY	22,200	199,851	206,633	6,782	—
Expiring 04/17/20	Citibank, N.A.	JPY	19,361	174,313	180,206	5,893	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	JPY	7,700	70,358	71,670	1,312	—
Expiring 05/07/20	Standard Chartered Bank, London	JPY	318,500	2,955,099	2,967,610	12,511	—
Expiring 06/17/20	Barclays Capital	JPY	6,609,172	64,878,494	61,670,691	—	(3,207,803)
Expiring 06/17/20	Barclays Capital	JPY	127,317	1,183,599	1,188,008	4,409	—
Expiring 06/17/20	Citibank, N.A.	JPY	706,359	6,390,213	6,591,090	200,877	—
Expiring 06/17/20	Citibank, N.A.	JPY	706,359	6,345,999	6,591,090	245,091	—
Expiring 06/17/20	Citibank, N.A.	JPY	312,500	2,973,642	2,915,962	—	(57,680)
Expiring 06/17/20	Citibank, N.A.	JPY	14,784	136,794	137,951	1,157	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	832,575	7,824,072	7,768,819	—	(55,253)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	492,177	4,661,123	4,592,541	—	(68,582)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	369,911	3,545,412	3,451,668	—	(93,744)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	332,025	2,990,450	3,098,151	107,701	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	323,702	2,938,552	3,020,490	81,938	—
Expiring 06/17/20	UBS AG	JPY	37,500	368,404	349,915	—	(18,489)
Expiring 06/18/20	BNP Paribas S.A.	JPY	77,440	724,686	722,626	—	(2,060)
Expiring 06/18/20	HSBC Bank USA, N.A.	JPY	109,966	1,002,427	1,026,144	23,717	—
Expiring 06/18/20	HSBC Bank USA, N.A.	JPY	11,532	107,934	107,612	—	(322)
Expiring 06/18/20	UBS AG	JPY	68,014	614,667	634,671	20,004	—
Expiring 06/18/20	UBS AG	JPY	46,003	430,643	429,278	—	(1,365)
Mexican Peso,
Expiring 04/17/20	Citibank, N.A.	MXN	32,387	1,283,757	1,361,316	77,559	—
Expiring 04/17/20	Citibank, N.A.	MXN	17,240	873,409	724,645	—	(148,764)
Expiring 04/17/20	Citibank, N.A.	MXN	3,700	161,492	155,521	—	(5,971)
Expiring 04/17/20	Citibank, N.A.	MXN	3,000	122,619	126,098	3,479	—
Expiring 04/17/20	HSBC Bank USA, N.A.	MXN	25,169	1,318,438	1,057,910	—	(260,528)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	MXN	15,330	769,666	644,362	—	(125,304)
Expiring 04/27/20	Morgan Stanley & Co. International PLC	MXN	9,884	396,954	414,914	17,960	—
Expiring 05/05/20	Natwest Markets PLC	MXN	25,058	1,277,394	1,050,708	—	(226,686)
Expiring 05/05/20	Natwest Markets PLC	MXN	21,040	1,072,560	882,224	—	(190,336)
Expiring 06/10/20	Morgan Stanley & Co. International PLC	MXN	3,638	177,273	151,753	—	(25,520)
Expiring 06/17/20	BNP Paribas S.A.	MXN	9,477	480,866	394,914	—	(85,952)
Expiring 06/18/20	UBS AG	MXN	8,438	360,238	351,561	—	(8,677)
Expiring 06/18/20	UBS AG	MXN	2,224	94,056	92,680	—	(1,376)
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	1,877	63,158	62,795	—	(363)
Expiring 06/18/20	BNP Paribas S.A.	TWD	69	2,320	2,311	—	(9)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/02/20	Citibank, N.A.	NZD	782	$ 494,397	$ 466,606	$ —	$ (27,791)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NZD	1,858	1,117,345	1,108,636	—	(8,709)
Expiring 04/02/20	UBS AG	NZD	2,293	1,358,110	1,368,194	10,084	—
Expiring 04/03/20	HSBC Bank USA, N.A.	NZD	2,262	1,416,077	1,349,677	—	(66,400)
Expiring 06/17/20	Barclays Capital	NZD	10,758	6,783,102	6,415,632	—	(367,470)
Expiring 06/17/20	Barclays Capital	NZD	9,547	5,564,646	5,693,333	128,687	—
Expiring 06/17/20	Barclays Capital	NZD	9,368	5,913,807	5,586,461	—	(327,346)
Expiring 06/17/20	Barclays Capital	NZD	2,726	1,553,749	1,625,848	72,099	—
Expiring 06/17/20	Barclays Capital	NZD	1,432	829,937	853,751	23,814	—
Expiring 06/17/20	Citibank, N.A.	NZD	4,260	2,662,722	2,540,436	—	(122,286)
Expiring 06/17/20	Citibank, N.A.	NZD	1,824	1,152,097	1,087,735	—	(64,362)
Expiring 06/17/20	Citibank, N.A.	NZD	254	162,348	151,323	—	(11,025)
Expiring 06/17/20	Citibank, N.A.	NZD	254	160,551	151,322	—	(9,229)
Expiring 06/17/20	Citibank, N.A.	NZD	254	161,293	151,323	—	(9,970)
Expiring 06/17/20	Citibank, N.A.	NZD	254	159,457	151,323	—	(8,134)
Expiring 06/17/20	Citibank, N.A.	NZD	153	92,149	91,241	—	(908)
Expiring 06/17/20	Citibank, N.A.	NZD	16	10,032	9,541	—	(491)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	9,419	5,464,545	5,617,276	152,731	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	8,568	5,237,557	5,109,335	—	(128,222)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	6,620	4,046,373	3,947,661	—	(98,712)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	5,350	3,361,690	3,190,368	—	(171,322)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	3,215	1,911,615	1,917,220	5,605	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	2,014	1,266,321	1,200,755	—	(65,566)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,796	1,028,661	1,071,042	42,381	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,390	887,842	828,773	—	(59,069)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	131	84,155	78,145	—	(6,010)
Norwegian Krone,
Expiring 04/02/20	UBS AG	NOK	9,485	1,009,240	912,348	—	(96,892)
Expiring 04/03/20	BNP Paribas S.A.	NOK	1,862	199,950	179,105	—	(20,845)
Expiring 04/17/20	BNP Paribas S.A.	NOK	169	16,169	16,258	89	—
Expiring 04/17/20	Citibank, N.A.	NOK	14,982	1,614,904	1,441,253	—	(173,651)
Expiring 04/17/20	Citibank, N.A.	NOK	14,631	1,575,835	1,407,487	—	(168,348)
Expiring 05/04/20	Citibank, N.A.	NOK	3,890	369,662	374,247	4,585	—
Expiring 06/17/20	Barclays Capital	NOK	66,033	5,856,345	6,353,355	497,010	—
Expiring 06/17/20	Barclays Capital	NOK	62,102	5,940,607	5,975,142	34,535	—
Expiring 06/17/20	Barclays Capital	NOK	15,257	1,442,441	1,467,978	25,537	—
Expiring 06/17/20	Barclays Capital	NOK	12,842	1,155,926	1,235,587	79,661	—
Expiring 06/17/20	Citibank, N.A.	NOK	48,532	4,867,187	4,669,493	—	(197,694)
Expiring 06/17/20	Citibank, N.A.	NOK	30,432	3,239,399	2,928,007	—	(311,392)
Expiring 06/17/20	Citibank, N.A.	NOK	17,757	1,911,829	1,708,485	—	(203,344)
Expiring 06/17/20	Citibank, N.A.	NOK	4,859	523,867	467,548	—	(56,319)
Expiring 06/17/20	Citibank, N.A.	NOK	4,792	517,689	461,021	—	(56,668)
Expiring 06/17/20	Citibank, N.A.	NOK	3,476	364,806	334,454	—	(30,352)
Expiring 06/17/20	Citibank, N.A.	NOK	3,476	365,941	334,454	—	(31,487)
Expiring 06/17/20	Citibank, N.A.	NOK	3,125	328,313	300,693	—	(27,620)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/17/20	Citibank, N.A.	NOK	2,897	$ 304,111	$ 278,711	$ —	$ (25,400)
Expiring 06/17/20	Citibank, N.A.	NOK	2,897	303,656	278,711	—	(24,945)
Expiring 06/17/20	Citibank, N.A.	NOK	1,382	131,961	132,969	1,008	—
Expiring 06/17/20	Citibank, N.A.	NOK	749	68,566	72,065	3,499	—
Expiring 06/17/20	Citibank, N.A.	NOK	657	65,696	63,213	—	(2,483)
Expiring 06/17/20	Citibank, N.A.	NOK	286	27,196	27,518	322	—
Expiring 06/17/20	Citibank, N.A.	NOK	84	7,296	8,082	786	—
Expiring 06/17/20	Citibank, N.A.	NOK	52	5,060	5,003	—	(57)
Expiring 06/17/20	Citibank, N.A.	NOK	22	1,968	2,116	148	—
Expiring 06/17/20	Citibank, N.A.	NOK	18	1,863	1,732	—	(131)
Expiring 06/17/20	Citibank, N.A.	NOK	1	89	96	7	—
Expiring 06/17/20	Citibank, N.A.	NOK	1	104	96	—	(8)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	136,978	13,453,668	13,179,344	—	(274,324)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	124,219	11,441,380	11,951,669	510,289	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	122,646	12,767,782	11,800,349	—	(967,433)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	93,966	7,893,035	9,040,951	1,147,916	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	87,638	8,781,245	8,432,088	—	(349,157)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	70,456	6,842,750	6,778,921	—	(63,829)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	62,845	6,555,534	6,046,595	—	(508,939)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	41,227	3,547,475	3,966,666	419,191	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	25,543	2,456,459	2,457,599	1,140	—
Expiring 06/18/20	UBS AG	NOK	155	14,916	14,915	—	(1)
Peruvian Nuevo Sol,
Expiring 04/20/20	Citibank, N.A.	PEN	1,112	312,181	323,701	11,520	—
Expiring 04/30/20	Deutsche Bank AG	PEN	1,026	302,301	298,479	—	(3,822)
Expiring 05/29/20	HSBC Bank USA, N.A.	PEN	644	181,766	187,062	5,296	—
Polish Zloty,
Expiring 04/17/20	Barclays Capital	PLN	1	247	227	—	(20)
Expiring 06/10/20	Citibank, N.A.	PLN	35	8,919	8,458	—	(461)
Expiring 06/10/20	JPMorgan Chase Bank, N.A.	PLN	38	8,931	9,182	251	—
Expiring 06/10/20	Morgan Stanley & Co. International PLC	PLN	36	8,847	8,699	—	(148)
Russian Ruble,
Expiring 04/15/20	Bank of America, N.A.	RUB	25,894	358,742	328,842	—	(29,900)
Expiring 04/15/20	Bank of America, N.A.	RUB	11,539	175,357	146,536	—	(28,821)
Expiring 04/15/20	HSBC Bank USA, N.A.	RUB	92,291	1,442,537	1,175,144	—	(267,393)
Expiring 04/15/20	HSBC Bank USA, N.A.	RUB	72,946	1,140,155	928,812	—	(211,343)
Expiring 04/15/20	HSBC Bank USA, N.A.	RUB	30,348	490,265	386,424	—	(103,841)
Expiring 04/15/20	HSBC Bank USA, N.A.	RUB	11,400	184,157	145,151	—	(39,006)
Expiring 04/17/20	Citibank, N.A.	RUB	25,200	337,836	319,908	—	(17,928)
Expiring 04/17/20	Citibank, N.A.	RUB	24,720	364,956	313,814	—	(51,142)
Expiring 04/17/20	Citibank, N.A.	RUB	4,466	71,195	56,695	—	(14,500)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	69,261	864,291	882,140	17,849	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	21,000	310,646	267,466	—	(43,180)
Expiring 04/24/20	Morgan Stanley & Co. International PLC	RUB	31,456	391,731	398,796	7,065	—
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/30/20	UBS AG	RUB	748	$ 9,384	$ 9,538	$ 154	$ —
Expiring 05/20/20	HSBC Bank USA, N.A.	RUB	712	9,009	9,054	45	—
Expiring 06/10/20	Citibank, N.A.	RUB	9,707	140,779	122,952	—	(17,827)
Expiring 06/18/20	BNP Paribas S.A.	RUB	1,153	14,615	14,591	—	(24)
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	—	50	49	—	(1)
Expiring 06/17/20	Barclays Capital	SGD	13,819	9,742,439	9,733,781	—	(8,658)
Expiring 06/17/20	Barclays Capital	SGD	2,742	1,927,719	1,931,642	3,923	—
Expiring 06/17/20	Barclays Capital	SGD	2,567	1,799,244	1,808,529	9,285	—
Expiring 06/17/20	Barclays Capital	SGD	1,763	1,279,994	1,241,725	—	(38,269)
Expiring 06/17/20	Barclays Capital	SGD	449	322,944	316,354	—	(6,590)
Expiring 06/17/20	Citibank, N.A.	SGD	211	145,710	148,627	2,917	—
Expiring 06/17/20	Citibank, N.A.	SGD	22	15,088	15,497	409	—
Expiring 06/17/20	Citibank, N.A.	SGD	1	686	705	19	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	15,134	10,459,903	10,660,042	200,139	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	12,781	9,084,100	9,003,023	—	(81,077)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	8,635	6,023,326	6,082,175	58,849	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	5,315	3,667,169	3,743,664	76,495	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	3,242	2,299,192	2,283,925	—	(15,267)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	3,236	2,265,811	2,279,210	13,399	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	1,946	1,343,210	1,371,000	27,790	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	1,585	1,088,624	1,116,195	27,571	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	1,569	1,104,625	1,104,978	353	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	627	431,743	441,539	9,796	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	454	319,534	319,950	416	—
South African Rand,
Expiring 04/06/20	Citibank, N.A.	ZAR	4,323	280,187	241,481	—	(38,706)
Expiring 04/06/20	UBS AG	ZAR	1,186	67,981	66,249	—	(1,732)
Expiring 06/18/20	UBS AG	ZAR	237	13,197	13,103	—	(94)
South Korean Won,
Expiring 04/17/20	BNP Paribas S.A.	KRW	1,810,982	1,541,786	1,487,313	—	(54,473)
Expiring 04/17/20	Citibank, N.A.	KRW	1,508,162	1,280,937	1,239,565	—	(41,372)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	KRW	336,262	267,129	276,163	9,034	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	KRW	189,268	162,031	155,441	—	(6,590)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	KRW	504,434	407,854	414,596	6,742	—
Expiring 06/18/20	BNP Paribas S.A.	KRW	23,383	19,290	19,237	—	(53)
Swedish Krona,
Expiring 04/02/20	Barclays Capital	SEK	5,411	539,030	547,001	7,971	—
Expiring 04/02/20	HSBC Bank USA, N.A.	SEK	2,955	304,940	298,724	—	(6,216)
Expiring 04/02/20	HSBC Bank USA, N.A.	SEK	980	104,649	99,069	—	(5,580)
Expiring 04/02/20	Natwest Markets PLC	SEK	4,340	433,955	438,735	4,780	—
Expiring 04/17/20	Barclays Capital	SEK	26,710	2,859,595	2,701,170	—	(158,425)
Expiring 04/17/20	BNP Paribas S.A.	SEK	308	32,029	31,148	—	(881)
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/17/20	HSBC Bank USA, N.A.	SEK	785	$ 79,069	$ 79,386	$ 317	$ —
Expiring 04/17/20	HSBC Bank USA, N.A.	SEK	446	46,787	45,103	—	(1,684)
Expiring 05/04/20	HSBC Bank USA, N.A.	SEK	1,701	171,139	172,086	947	—
Expiring 06/17/20	Barclays Capital	SEK	103,072	10,934,549	10,437,069	—	(497,480)
Expiring 06/17/20	Barclays Capital	SEK	69,897	7,372,437	7,077,719	—	(294,718)
Expiring 06/17/20	Barclays Capital	SEK	67,552	7,161,814	6,840,242	—	(321,572)
Expiring 06/17/20	Barclays Capital	SEK	51,510	5,044,881	5,215,929	171,048	—
Expiring 06/17/20	Barclays Capital	SEK	22,121	2,144,310	2,239,948	95,638	—
Expiring 06/17/20	Barclays Capital	SEK	429	42,106	43,434	1,328	—
Expiring 06/17/20	Citibank, N.A.	SEK	7,053	680,014	714,184	34,170	—
Expiring 06/17/20	Citibank, N.A.	SEK	4,841	485,560	490,198	4,638	—
Expiring 06/17/20	Citibank, N.A.	SEK	3,741	364,039	378,813	14,774	—
Expiring 06/17/20	Citibank, N.A.	SEK	3,731	366,684	377,800	11,116	—
Expiring 06/17/20	Citibank, N.A.	SEK	3,720	382,180	376,686	—	(5,494)
Expiring 06/17/20	Citibank, N.A.	SEK	2,343	239,853	237,252	—	(2,601)
Expiring 06/17/20	Citibank, N.A.	SEK	784	82,724	79,388	—	(3,336)
Expiring 06/17/20	Citibank, N.A.	SEK	81	8,589	8,202	—	(387)
Expiring 06/17/20	Citibank, N.A.	SEK	77	8,257	7,797	—	(460)
Expiring 06/17/20	Citibank, N.A.	SEK	71	7,565	7,189	—	(376)
Expiring 06/17/20	Citibank, N.A.	SEK	9	922	911	—	(11)
Expiring 06/17/20	Citibank, N.A.	SEK	7	688	709	21	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	592,308	62,643,598	59,976,875	—	(2,666,723)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	44,241	4,302,557	4,479,780	177,223	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	44,106	4,545,047	4,466,144	—	(78,903)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	25,877	2,600,063	2,620,288	20,225	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	17,110	1,713,249	1,732,571	19,322	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	14,924	1,543,784	1,511,160	—	(32,624)
Swiss Franc,
Expiring 04/02/20	HSBC Bank USA, N.A.	CHF	490	497,092	509,132	12,040	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CHF	94	99,574	97,670	—	(1,904)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	1,571	1,682,189	1,632,339	—	(49,850)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	1,075	1,161,528	1,116,972	—	(44,556)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	142	148,883	147,545	—	(1,338)
Expiring 05/04/20	Citibank, N.A.	CHF	1,798	1,869,392	1,871,878	2,486	—
Expiring 06/17/20	Citibank, N.A.	CHF	5,250	5,511,135	5,474,681	—	(36,454)
Expiring 06/17/20	Citibank, N.A.	CHF	4,946	5,197,431	5,157,671	—	(39,760)
Expiring 06/17/20	Citibank, N.A.	CHF	3,760	3,975,046	3,920,915	—	(54,131)
Expiring 06/17/20	Citibank, N.A.	CHF	3,334	3,532,875	3,476,683	—	(56,192)
Expiring 06/17/20	Citibank, N.A.	CHF	2,223	2,286,157	2,318,137	31,980	—
Expiring 06/17/20	Citibank, N.A.	CHF	1,572	1,625,550	1,639,276	13,726	—
Expiring 06/17/20	Citibank, N.A.	CHF	956	1,005,462	997,406	—	(8,056)
Expiring 06/17/20	Citibank, N.A.	CHF	950	998,757	990,164	—	(8,593)
Expiring 06/17/20	Citibank, N.A.	CHF	396	403,088	412,948	9,860	—
Expiring 06/17/20	Citibank, N.A.	CHF	294	310,767	306,582	—	(4,185)
Expiring 06/17/20	Citibank, N.A.	CHF	230	240,945	239,843	—	(1,102)
Expiring 06/17/20	Citibank, N.A.	CHF	223	230,146	232,544	2,398	—
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/17/20	Citibank, N.A.	CHF	210	$ 220,534	$ 218,988	$ —	$ (1,546)
Expiring 06/17/20	Citibank, N.A.	CHF	168	177,458	175,189	—	(2,269)
Expiring 06/17/20	Citibank, N.A.	CHF	164	176,242	171,019	—	(5,223)
Expiring 06/17/20	Citibank, N.A.	CHF	152	165,049	158,505	—	(6,544)
Expiring 06/17/20	Citibank, N.A.	CHF	43	46,007	44,840	—	(1,167)
Expiring 06/17/20	Citibank, N.A.	CHF	39	39,925	40,669	744	—
Expiring 06/17/20	Citibank, N.A.	CHF	20	20,715	20,856	141	—
Expiring 06/17/20	Citibank, N.A.	CHF	14	14,856	14,599	—	(257)
Expiring 06/17/20	Citibank, N.A.	CHF	6	6,177	6,257	80	—
Expiring 06/17/20	Citibank, N.A.	CHF	1	1,070	1,043	—	(27)
Expiring 06/17/20	UBS AG	CHF	500	589,425	521,397	—	(68,028)
Expiring 06/18/20	UBS AG	CHF	680	710,818	709,358	—	(1,460)
Expiring 06/18/20	UBS AG	CHF	598	614,736	623,199	8,463	—
Thai Baht,
Expiring 06/18/20	Citibank, N.A.	THB	158	4,907	4,817	—	(90)
Turkish Lira,
Expiring 04/17/20	Barclays Capital	TRY	528	85,983	79,384	—	(6,599)
				$1,084,173,250	$1,064,252,903	8,715,184	(28,635,531)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	BNP Paribas S.A.	AUD	733	$ 485,467	$ 450,872	$ 34,595	$ —
Expiring 04/02/20	BNP Paribas S.A.	AUD	574	335,153	353,071	—	(17,918)
Expiring 04/02/20	Citibank, N.A.	AUD	407	266,021	250,348	15,673	—
Expiring 04/02/20	Citibank, N.A.	AUD	204	135,283	125,482	9,801	—
Expiring 04/02/20	Citibank, N.A.	AUD	128	84,533	78,734	5,799	—
Expiring 04/02/20	Citibank, N.A.	AUD	17	11,227	10,457	770	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	6,108	4,017,892	3,757,066	260,826	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	3,211	2,112,221	1,975,104	137,117	—
Expiring 04/02/20	Standard Chartered Bank, London	AUD	20	13,120	12,302	818	—
Expiring 04/03/20	Citibank, N.A.	AUD	308	201,458	189,453	12,005	—
Expiring 04/17/20	Citibank, N.A.	AUD	1,025	626,884	630,538	—	(3,654)
Expiring 04/17/20	Citibank, N.A.	AUD	270	187,766	166,093	21,673	—
Expiring 04/17/20	Citibank, N.A.	AUD	149	85,695	91,512	—	(5,817)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	2,747	1,891,368	1,689,625	201,743	—
Expiring 05/04/20	BNP Paribas S.A.	AUD	18	11,004	11,074	—	(70)
Expiring 05/04/20	Goldman Sachs Bank USA	AUD	3,228	1,966,820	1,985,902	—	(19,082)
Expiring 06/17/20	Barclays Capital	AUD	10,257	6,083,171	6,310,170	—	(226,999)
Expiring 06/17/20	Barclays Capital	AUD	1,632	1,005,029	1,004,149	880	—
Expiring 06/17/20	Barclays Capital	AUD	1,362	835,696	837,755	—	(2,059)
Expiring 06/17/20	Barclays Capital	AUD	128	85,488	78,844	6,644	—
Expiring 06/17/20	Citibank, N.A.	AUD	598	334,444	367,905	—	(33,461)
Expiring 06/17/20	Citibank, N.A.	AUD	504	298,379	310,074	—	(11,695)
Expiring 06/17/20	Citibank, N.A.	AUD	491	309,826	302,076	7,750	—
Expiring 06/17/20	Citibank, N.A.	AUD	382	223,368	235,016	—	(11,648)
Expiring 06/17/20	Citibank, N.A.	AUD	287	165,204	176,570	—	(11,366)
Expiring 06/17/20	Citibank, N.A.	AUD	204	135,899	125,506	10,393	—
Expiring 06/17/20	Citibank, N.A.	AUD	204	134,950	125,506	9,444	—
Expiring 06/17/20	Citibank, N.A.	AUD	204	135,205	125,506	9,699	—
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/17/20	Citibank, N.A.	AUD	204	$ 134,348	$ 125,506	$ 8,842	$ —
Expiring 06/17/20	Citibank, N.A.	AUD	183	112,318	112,586	—	(268)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	115,458	71,081,640	71,032,647	48,993	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	21,502	14,251,519	13,228,341	1,023,178	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	11,880	7,879,349	7,308,705	570,644	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	10,437	6,024,042	6,421,283	—	(397,241)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	6,956	4,172,247	4,279,561	—	(107,314)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	5,343	3,482,370	3,287,103	195,267	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	2,143	1,250,274	1,318,280	—	(68,006)
Expiring 06/17/20	UBS AG	AUD	500	341,015	307,612	33,403	—
Expiring 06/18/20	UBS AG	AUD	28	16,717	17,212	—	(495)
Brazilian Real,
Expiring 04/02/20	BNP Paribas S.A.	BRL	1,263	286,000	243,001	42,999	—
Expiring 04/02/20	Citibank, N.A.	BRL	2,069	454,000	398,212	55,788	—
Expiring 04/02/20	Citibank, N.A.	BRL	638	141,000	122,718	18,282	—
Expiring 04/02/20	Citibank, N.A.	BRL	398	86,000	76,620	9,380	—
Expiring 04/02/20	Citibank, N.A.	BRL	254	51,000	48,892	2,108	—
Expiring 04/02/20	Deutsche Bank AG	BRL	1,972	384,357	379,415	4,942	—
Expiring 04/02/20	Deutsche Bank AG	BRL	32	7,000	6,207	793	—
Expiring 04/02/20	Goldman Sachs Bank USA	BRL	3,048	680,000	586,598	93,402	—
Expiring 04/02/20	Goldman Sachs Bank USA	BRL	505	109,000	97,252	11,748	—
Expiring 04/02/20	Goldman Sachs Bank USA	BRL	267	60,000	51,470	8,530	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	1,263	279,000	243,032	35,968	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	1,243	275,000	239,159	35,841	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	703	158,000	135,355	22,645	—
Expiring 04/13/20	Goldman Sachs Bank USA	BRL	2,750	592,799	528,712	64,087	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	9,829	2,406,908	1,889,676	517,232	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	4,812	1,070,047	925,123	144,924	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	BRL	6,771	1,630,000	1,301,751	328,249	—
Expiring 04/17/20	Citibank, N.A.	BRL	5,306	1,034,737	1,019,881	14,856	—
Expiring 04/17/20	Citibank, N.A.	BRL	1,840	361,825	353,697	8,128	—
Expiring 04/17/20	Goldman Sachs Bank USA	BRL	3,764	727,981	723,495	4,486	—
Expiring 04/17/20	Goldman Sachs Bank USA	BRL	3,289	726,673	632,205	94,468	—
Expiring 04/17/20	Goldman Sachs Bank USA	BRL	2,200	462,667	422,899	39,768	—
Expiring 04/17/20	Goldman Sachs Bank USA	BRL	2,013	417,087	386,953	30,134	—
Expiring 04/17/20	Goldman Sachs Bank USA	BRL	1,800	384,041	346,008	38,033	—
Expiring 04/23/20	BNP Paribas S.A.	BRL	1,658	393,422	318,580	74,842	—
Expiring 04/23/20	BNP Paribas S.A.	BRL	820	194,576	157,561	37,015	—
Expiring 04/24/20	JPMorgan Chase Bank, N.A.	BRL	865	205,536	166,196	39,340	—
Expiring 04/27/20	Goldman Sachs Bank USA	BRL	2,013	391,879	386,601	5,278	—
Expiring 05/05/20	Deutsche Bank AG	BRL	180	35,101	34,615	486	—
Expiring 05/15/20	Morgan Stanley & Co. International PLC	BRL	3,677	846,049	705,470	140,579	—
Expiring 05/18/20	Goldman Sachs Bank USA	BRL	3,762	862,479	721,674	140,805	—
Expiring 06/03/20	JPMorgan Chase Bank, N.A.	BRL	2,413	534,559	462,413	72,146	—
Expiring 06/08/20	Morgan Stanley & Co. International PLC	BRL	3,522	772,719	674,864	97,855	—
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/12/20	Morgan Stanley & Co. International PLC	BRL	4,756	$ 1,011,333	$ 911,090	$100,243	$ —
Expiring 06/15/20	Goldman Sachs Bank USA	BRL	2,946	621,599	564,147	57,452	—
Expiring 06/18/20	BNP Paribas S.A.	BRL	14	2,871	2,706	165	—
Expiring 07/02/20	Citibank, N.A.	BRL	974	233,120	186,398	46,722	—
British Pound,
Expiring 04/01/20	Citibank, N.A.	GBP	575	713,052	714,217	—	(1,165)
Expiring 04/02/20	Bank of America, N.A.	GBP	3,803	4,903,585	4,723,826	179,759	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	981	1,254,472	1,218,531	35,941	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	94	112,605	116,760	—	(4,155)
Expiring 04/02/20	Citibank, N.A.	GBP	947	1,234,908	1,176,298	58,610	—
Expiring 04/02/20	Citibank, N.A.	GBP	813	1,049,770	1,009,853	39,917	—
Expiring 04/02/20	Citibank, N.A.	GBP	113	131,554	140,361	—	(8,807)
Expiring 04/02/20	Citibank, N.A.	GBP	90	117,163	111,792	5,371	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	9,593	12,382,840	11,915,767	467,073	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	1,309	1,525,256	1,625,950	—	(100,694)
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	123	144,941	152,782	—	(7,841)
Expiring 04/17/20	BNP Paribas S.A.	GBP	862	1,107,335	1,071,070	36,265	—
Expiring 04/17/20	BNP Paribas S.A.	GBP	239	306,629	297,446	9,183	—
Expiring 04/17/20	BNP Paribas S.A.	GBP	186	243,841	231,112	12,729	—
Expiring 04/17/20	BNP Paribas S.A.	GBP	170	222,012	211,232	10,780	—
Expiring 04/17/20	Citibank, N.A.	GBP	705	925,382	875,697	49,685	—
Expiring 04/17/20	Citibank, N.A.	GBP	644	741,050	800,338	—	(59,288)
Expiring 04/17/20	Citibank, N.A.	GBP	600	737,178	745,524	—	(8,346)
Expiring 04/17/20	Citibank, N.A.	GBP	370	474,859	459,740	15,119	—
Expiring 04/17/20	Citibank, N.A.	GBP	225	288,322	279,572	8,750	—
Expiring 04/17/20	Citibank, N.A.	GBP	145	190,158	180,168	9,990	—
Expiring 04/17/20	Citibank, N.A.	GBP	125	160,340	155,318	5,022	—
Expiring 04/17/20	Goldman Sachs Bank USA	GBP	225	293,078	279,572	13,506	—
Expiring 04/17/20	Goldman Sachs Bank USA	GBP	195	229,388	242,295	—	(12,907)
Expiring 04/17/20	Goldman Sachs Bank USA	GBP	145	187,206	180,168	7,038	—
Expiring 04/17/20	Goldman Sachs Bank USA	GBP	108	126,612	134,194	—	(7,582)
Expiring 04/17/20	Goldman Sachs Bank USA	GBP	20	24,119	24,851	—	(732)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	GBP	155	202,090	192,594	9,496	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	GBP	150	193,975	186,381	7,594	—
Expiring 05/04/20	Barclays Capital	GBP	5,858	7,166,533	7,281,244	—	(114,711)
Expiring 05/04/20	Barclays Capital	GBP	3,603	4,408,123	4,478,681	—	(70,558)
Expiring 06/17/20	Barclays Capital	GBP	8,897	11,559,574	11,065,879	493,695	—
Expiring 06/17/20	Barclays Capital	GBP	3,621	4,191,013	4,503,375	—	(312,362)
Expiring 06/17/20	Barclays Capital	GBP	3,365	3,930,128	4,185,706	—	(255,578)
Expiring 06/17/20	Barclays Capital	GBP	1,919	2,300,789	2,386,550	—	(85,761)
Expiring 06/17/20	Barclays Capital	GBP	1,795	2,227,110	2,232,133	—	(5,023)
Expiring 06/17/20	Citibank, N.A.	GBP	5,074	6,497,828	6,310,965	186,863	—
Expiring 06/17/20	Citibank, N.A.	GBP	3,866	5,020,244	4,808,473	211,771	—
Expiring 06/17/20	Citibank, N.A.	GBP	1,552	1,961,342	1,930,354	30,988	—
Expiring 06/17/20	Citibank, N.A.	GBP	913	1,062,963	1,135,576	—	(72,613)
Expiring 06/17/20	Citibank, N.A.	GBP	305	372,736	379,354	—	(6,618)
Expiring 06/17/20	Citibank, N.A.	GBP	94	120,361	116,916	3,445	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33,069	41,064,033	41,131,328	—	(67,295)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	3,508	4,300,540	4,363,616	—	(63,076)
Expiring 06/18/20	BNP Paribas S.A.	GBP	102	122,455	126,596	—	(4,141)
Expiring 06/18/20	UBS AG	GBP	428	494,026	532,600	—	(38,574)
Expiring 06/18/20	UBS AG	GBP	311	388,186	387,433	753	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/02/20	BNP Paribas S.A.	CAD	389	$ 271,048	$ 276,421	$ —	$ (5,373)
Expiring 04/02/20	BNP Paribas S.A.	CAD	288	199,209	204,651	—	(5,442)
Expiring 04/02/20	Citibank, N.A.	CAD	4,808	3,608,251	3,416,537	191,714	—
Expiring 04/02/20	Citibank, N.A.	CAD	1,183	887,803	840,632	47,171	—
Expiring 04/02/20	Citibank, N.A.	CAD	522	368,635	370,930	—	(2,295)
Expiring 04/02/20	Goldman Sachs Bank USA	CAD	2,604	1,806,034	1,850,386	—	(44,352)
Expiring 04/02/20	Goldman Sachs Bank USA	CAD	1,158	804,488	822,867	—	(18,379)
Expiring 04/02/20	Goldman Sachs Bank USA	CAD	292	204,118	207,493	—	(3,375)
Expiring 04/02/20	UBS AG	CAD	571	417,793	405,749	12,044	—
Expiring 04/02/20	UBS AG	CAD	466	338,498	331,137	7,361	—
Expiring 04/03/20	UBS AG	CAD	267	200,139	189,730	10,409	—
Expiring 04/17/20	BNP Paribas S.A.	CAD	42	31,551	29,985	1,566	—
Expiring 04/17/20	Citibank, N.A.	CAD	673	519,013	478,201	40,812	—
Expiring 04/17/20	Citibank, N.A.	CAD	271	193,556	192,606	950	—
Expiring 04/17/20	Citibank, N.A.	CAD	200	137,388	141,917	—	(4,529)
Expiring 05/04/20	Citibank, N.A.	CAD	2,919	2,070,660	2,074,757	—	(4,097)
Expiring 06/17/20	Barclays Capital	CAD	22,447	16,146,653	15,962,008	184,645	—
Expiring 06/17/20	Barclays Capital	CAD	19,022	13,673,869	13,526,293	147,576	—
Expiring 06/17/20	Barclays Capital	CAD	9,894	7,369,930	7,035,606	334,324	—
Expiring 06/17/20	Barclays Capital	CAD	5,707	3,932,074	4,057,955	—	(125,881)
Expiring 06/17/20	Barclays Capital	CAD	2,933	2,183,787	2,085,832	97,955	—
Expiring 06/17/20	Barclays Capital	CAD	2,922	2,019,905	2,077,764	—	(57,859)
Expiring 06/17/20	Barclays Capital	CAD	732	518,212	520,832	—	(2,620)
Expiring 06/17/20	Citibank, N.A.	CAD	5,179	3,736,522	3,682,802	53,720	—
Expiring 06/17/20	Citibank, N.A.	CAD	4,548	3,297,767	3,234,096	63,671	—
Expiring 06/17/20	Citibank, N.A.	CAD	4,511	3,372,804	3,207,785	165,019	—
Expiring 06/17/20	Citibank, N.A.	CAD	2,243	1,549,306	1,595,004	—	(45,698)
Expiring 06/17/20	Citibank, N.A.	CAD	2,015	1,501,159	1,432,872	68,287	—
Expiring 06/17/20	Citibank, N.A.	CAD	320	230,026	227,553	2,473	—
Expiring 06/17/20	Citibank, N.A.	CAD	52	35,903	36,977	—	(1,074)
Expiring 06/17/20	Citibank, N.A.	CAD	40	27,702	28,444	—	(742)
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,437	20,623	814	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,919	20,622	1,297	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,898	20,621	1,277	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,932	20,622	1,310	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,833	20,622	1,211	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,826	20,622	1,204	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,842	20,622	1,220	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,729	20,622	1,107	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,653	20,622	1,031	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,587	20,622	965	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,574	20,622	952	—
Expiring 06/17/20	Citibank, N.A.	CAD	29	21,741	20,622	1,119	—
Expiring 06/17/20	Citibank, N.A.	CAD	20	13,849	14,222	—	(373)
Expiring 06/17/20	Citibank, N.A.	CAD	15	11,070	10,667	403	—
Expiring 06/17/20	Citibank, N.A.	CAD	13	9,678	9,244	434	—
Expiring 06/17/20	Citibank, N.A.	CAD	12	8,690	8,533	157	—
Expiring 06/17/20	Citibank, N.A.	CAD	11	7,984	7,822	162	—
Expiring 06/17/20	Citibank, N.A.	CAD	6	4,533	4,267	266	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	41,137	29,954,901	29,252,393	702,508	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	16,954	12,265,576	12,056,184	209,392	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	5,809	4,040,491	4,131,146	—	(90,655)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	77	$ 54,812	$ 54,932	$ —	$ (120)
Expiring 06/18/20	BNP Paribas S.A.	CAD	25	17,861	18,004	—	(143)
Chilean Peso,
Expiring 06/18/20	Citibank, N.A.	CLP	9,459	11,149	11,074	75	—
China Yuan,
Expiring 06/17/20	HSBC Bank USA, N.A.	CNY	1,517	216,000	213,685	2,315	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CNY	1,994	283,000	280,960	2,040	—
Chinese Renminbi,
Expiring 04/17/20	BNP Paribas S.A.	CNH	13,253	1,903,792	1,868,256	35,536	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CNH	1,491	213,567	210,177	3,390	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CNH	682	95,730	96,141	—	(411)
Expiring 06/17/20	Citibank, N.A.	CNH	3,059	433,927	430,895	3,032	—
Expiring 06/17/20	Citibank, N.A.	CNH	3,058	433,258	430,754	2,504	—
Expiring 06/17/20	Citibank, N.A.	CNH	986	141,118	138,889	2,229	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CNH	26,550	3,790,783	3,739,851	50,932	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CNH	4,471	637,367	629,791	7,576	—
Expiring 06/18/20	Bank of America, N.A.	CNH	37	5,204	5,149	55	—
Colombian Peso,
Expiring 04/17/20	Citibank, N.A.	COP	1,811,430	446,165	445,392	773	—
Expiring 04/17/20	Goldman Sachs Bank USA	COP	1,174,880	282,739	288,878	—	(6,139)
Expiring 04/17/20	Goldman Sachs Bank USA	COP	469,923	135,230	115,544	19,686	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	COP	1,855,763	452,754	456,292	—	(3,538)
Expiring 04/24/20	Citibank, N.A.	COP	51,039	14,939	12,543	2,396	—
Expiring 04/24/20	Citibank, N.A.	COP	10,347	3,029	2,543	486	—
Czech Koruna,
Expiring 06/18/20	Citibank, N.A.	CZK	367	14,859	14,763	96	—
Danish Krone,
Expiring 04/01/20	BNP Paribas S.A.	DKK	445	66,562	65,743	819	—
Expiring 04/01/20	Goldman Sachs Bank USA	DKK	81,127	12,121,892	11,985,411	136,481	—
Expiring 04/01/20	Goldman Sachs Bank USA	DKK	52,112	7,786,532	7,698,863	87,669	—
Expiring 04/02/20	Citibank, N.A.	DKK	1,565	233,233	231,217	2,016	—
Expiring 06/17/20	Citibank, N.A.	DKK	4,361	635,069	646,099	—	(11,030)
Expiring 06/17/20	Citibank, N.A.	DKK	171	24,831	25,334	—	(503)
Expiring 06/17/20	Citibank, N.A.	DKK	165	24,030	24,445	—	(415)
Expiring 06/17/20	Citibank, N.A.	DKK	129	18,698	19,112	—	(414)
Expiring 06/17/20	Citibank, N.A.	DKK	20	3,058	2,963	95	—
Expiring 06/18/20	BNP Paribas S.A.	DKK	8	1,221	1,226	—	(5)
Expiring 07/01/20	Bank of America, N.A.	DKK	52,427	7,645,845	7,770,955	—	(125,110)
Euro,
Expiring 04/01/20	Citibank, N.A.	EUR	1,668	1,842,040	1,839,690	2,350	—
Expiring 04/02/20	Citibank, N.A.	EUR	35,788	39,234,237	39,472,398	—	(238,161)
Expiring 04/02/20	Citibank, N.A.	EUR	4,851	5,318,190	5,350,473	—	(32,283)
Expiring 04/02/20	Citibank, N.A.	EUR	1,099	1,215,522	1,212,156	3,366	—
Expiring 04/02/20	Citibank, N.A.	EUR	738	843,757	813,987	29,770	—
Expiring 04/02/20	Citibank, N.A.	EUR	269	290,843	296,697	—	(5,854)
Expiring 04/02/20	Citibank, N.A.	EUR	123	137,411	135,664	1,747	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	873	959,408	962,887	—	(3,479)
Expiring 04/02/20	Natwest Markets PLC	EUR	589	630,511	649,645	—	(19,134)
Expiring 04/02/20	UBS AG	EUR	6,105	6,611,300	6,733,588	—	(122,288)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	913	1,021,695	1,007,034	14,661	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	8,189	9,142,387	9,037,396	104,991	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	4,030	4,498,633	4,447,570	51,063	—
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/20	BNP Paribas S.A.	EUR	1,495	$ 1,708,209	$ 1,649,905	$ 58,304	$ —
Expiring 04/17/20	BNP Paribas S.A.	EUR	1,361	1,516,127	1,502,021	14,106	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	880	993,828	971,182	22,646	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	480	529,529	529,735	—	(206)
Expiring 04/17/20	BNP Paribas S.A.	EUR	450	504,074	497,077	6,997	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	170	189,038	187,615	1,423	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	162	176,755	178,786	—	(2,031)
Expiring 04/17/20	BNP Paribas S.A.	EUR	155	171,983	171,060	923	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	120	133,828	132,434	1,394	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	105	116,876	115,880	996	—
Expiring 04/17/20	BNP Paribas S.A.	EUR	56	61,562	61,614	—	(52)
Expiring 04/17/20	Citibank, N.A.	EUR	745	807,845	822,193	—	(14,348)
Expiring 04/17/20	Citibank, N.A.	EUR	505	564,729	557,233	7,496	—
Expiring 04/17/20	Citibank, N.A.	EUR	333	366,670	367,504	—	(834)
Expiring 04/17/20	Citibank, N.A.	EUR	265	292,981	292,458	523	—
Expiring 04/17/20	Citibank, N.A.	EUR	170	187,345	187,615	—	(270)
Expiring 04/17/20	Citibank, N.A.	EUR	145	161,862	160,024	1,838	—
Expiring 04/17/20	Citibank, N.A.	EUR	113	126,514	124,709	1,805	—
Expiring 04/17/20	Citibank, N.A.	EUR	90	97,997	99,325	—	(1,328)
Expiring 04/17/20	Citibank, N.A.	EUR	80	89,607	88,289	1,318	—
Expiring 04/17/20	Goldman Sachs Bank USA	EUR	2,026	2,263,188	2,235,549	27,639	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	883	985,669	974,492	11,177	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	405	453,820	446,964	6,856	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	302	329,720	333,395	—	(3,675)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	175	193,539	193,133	406	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	170	184,923	187,615	—	(2,692)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	EUR	165	183,089	182,097	992	—
Expiring 05/05/20	Standard Chartered Bank, London	EUR	11,255	12,364,840	12,430,377	—	(65,537)
Expiring 05/05/20	Standard Chartered Bank, London	EUR	2,004	2,201,667	2,213,337	—	(11,670)
Expiring 06/17/20	Barclays Capital	EUR	17,106	19,087,160	18,922,691	164,469	—
Expiring 06/17/20	Barclays Capital	EUR	14,511	16,319,195	16,051,978	267,217	—
Expiring 06/17/20	Barclays Capital	EUR	10,679	11,655,298	11,812,978	—	(157,680)
Expiring 06/17/20	Barclays Capital	EUR	9,303	9,992,856	10,290,663	—	(297,807)
Expiring 06/17/20	Barclays Capital	EUR	4,531	4,864,413	5,012,036	—	(147,623)
Expiring 06/17/20	Barclays Capital	EUR	3,566	3,870,424	3,944,287	—	(73,863)
Expiring 06/17/20	Barclays Capital	EUR	1,025	1,132,908	1,133,792	—	(884)
Expiring 06/17/20	Barclays Capital	EUR	928	1,022,693	1,026,110	—	(3,417)
Expiring 06/17/20	Barclays Capital	EUR	898	987,512	993,274	—	(5,762)
Expiring 06/17/20	Barclays Capital	EUR	477	546,810	527,121	19,689	—
Expiring 06/17/20	Citibank, N.A.	EUR	3,056	3,377,659	3,380,502	—	(2,843)
Expiring 06/17/20	Citibank, N.A.	EUR	2,350	2,635,105	2,599,536	35,569	—
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,068,573	1,087,379	—	(18,806)
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,068,318	1,087,379	—	(19,061)
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,069,364	1,087,379	—	(18,015)
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,071,067	1,087,379	—	(16,312)
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,076,165	1,087,380	—	(11,215)
Expiring 06/17/20	Citibank, N.A.	EUR	983	1,099,415	1,087,381	12,034	—
Expiring 06/17/20	Citibank, N.A.	EUR	665	733,097	735,112	—	(2,015)
Expiring 06/17/20	Citibank, N.A.	EUR	665	742,411	735,112	7,299	—
Expiring 06/17/20	Citibank, N.A.	EUR	665	756,077	735,112	20,965	—
Expiring 06/17/20	Citibank, N.A.	EUR	540	589,033	597,098	—	(8,065)
Expiring 06/17/20	Citibank, N.A.	EUR	498	560,401	551,334	9,067	—
Expiring 06/17/20	Citibank, N.A.	EUR	189	205,220	209,069	—	(3,849)
Expiring 06/17/20	Citibank, N.A.	EUR	178	193,489	196,901	—	(3,412)
Expiring 06/17/20	Citibank, N.A.	EUR	166	183,594	183,777	—	(183)
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/17/20	Citibank, N.A.	EUR	166	$ 185,897	$ 183,778	$ 2,119	$ —
Expiring 06/17/20	Citibank, N.A.	EUR	166	186,727	183,778	2,949	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	186,545	183,778	2,767	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	189,007	183,778	5,229	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	185,746	183,778	1,968	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	185,353	183,778	1,575	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	186,007	183,778	2,229	—
Expiring 06/17/20	Citibank, N.A.	EUR	166	185,203	183,779	1,424	—
Expiring 06/17/20	Citibank, N.A.	EUR	162	181,303	179,182	2,121	—
Expiring 06/17/20	Citibank, N.A.	EUR	158	172,578	174,534	—	(1,956)
Expiring 06/17/20	Citibank, N.A.	EUR	156	174,902	173,084	1,818	—
Expiring 06/17/20	Citibank, N.A.	EUR	153	166,413	168,771	—	(2,358)
Expiring 06/17/20	Citibank, N.A.	EUR	152	167,769	168,491	—	(722)
Expiring 06/17/20	Citibank, N.A.	EUR	152	170,654	168,491	2,163	—
Expiring 06/17/20	Citibank, N.A.	EUR	152	171,179	168,491	2,688	—
Expiring 06/17/20	Citibank, N.A.	EUR	152	173,058	168,491	4,567	—
Expiring 06/17/20	Citibank, N.A.	EUR	133	145,038	146,978	—	(1,940)
Expiring 06/17/20	Citibank, N.A.	EUR	90	101,780	99,557	2,223	—
Expiring 06/17/20	Citibank, N.A.	EUR	87	94,154	96,238	—	(2,084)
Expiring 06/17/20	Citibank, N.A.	EUR	31	35,397	34,292	1,105	—
Expiring 06/17/20	Citibank, N.A.	EUR	2	2,176	2,212	—	(36)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	12,322	13,594,968	13,630,811	—	(35,843)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	8,877	10,218,211	9,819,508	398,703	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	5,007	5,602,419	5,538,776	63,643	—
Expiring 06/17/20	UBS AG	EUR	2,250	2,622,835	2,488,916	133,919	—
Expiring 06/18/20	Goldman Sachs Bank USA	EUR	318	351,005	352,331	—	(1,326)
Expiring 06/18/20	The Bank of New York Mellon	EUR	35	38,319	38,475	—	(156)
Expiring 06/18/20	UBS AG	EUR	1,353	1,491,099	1,496,640	—	(5,541)
Expiring 06/18/20	UBS AG	EUR	468	508,383	517,347	—	(8,964)
Expiring 06/18/20	UBS AG	EUR	246	265,846	271,783	—	(5,937)
Expiring 06/18/20	UBS AG	EUR	201	221,996	222,067	—	(71)
Hong Kong Dollar,
Expiring 06/18/20	UBS AG	HKD	86	11,131	11,127	4	—
Expiring 09/03/20	BNP Paribas S.A.	HKD	990	126,000	127,631	—	(1,631)
Expiring 09/03/20	Standard Chartered Bank, London	HKD	9,981	1,270,000	1,286,688	—	(16,688)
Hungarian Forint,
Expiring 06/18/20	UBS AG	HUF	150	474	458	16	—
Indian Rupee,
Expiring 04/15/20	Barclays Capital	INR	15,549	208,375	205,134	3,241	—
Expiring 04/17/20	Citibank, N.A.	INR	19,050	252,820	251,266	1,554	—
Expiring 04/17/20	Citibank, N.A.	INR	390	5,160	5,144	16	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	100,070	1,339,267	1,313,956	25,311	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	71,913	929,470	944,245	—	(14,775)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	50,095	665,555	657,766	7,789	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	25,001	338,446	328,272	10,174	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	16,510	218,251	216,782	1,469	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	16,320	214,829	214,288	541	—
Expiring 04/27/20	Goldman Sachs Bank USA	INR	153,144	2,110,876	2,009,799	101,077	—
Expiring 05/04/20	HSBC Bank USA, N.A.	INR	76,291	1,061,931	1,000,156	61,775	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	INR	76,159	1,056,883	998,422	58,461	—
Expiring 06/15/20	Barclays Capital	INR	46,929	618,056	615,079	2,977	—
Expiring 06/15/20	JPMorgan Chase Bank, N.A.	INR	22,961	305,535	298,552	6,983	—
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/18/20	BNP Paribas S.A.	INR	276	$ 3,617	$ 3,589	$ 28	$ —
Indonesian Rupiah,
Expiring 04/15/20	Barclays Capital	IDR	22,748,116	1,523,244	1,392,767	130,477	—
Expiring 04/15/20	Barclays Capital	IDR	22,316,364	1,620,415	1,366,332	254,083	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	12,267,555	878,575	753,211	125,364	—
Expiring 04/17/20	Barclays Capital	IDR	63,677,643	4,525,774	3,897,922	627,852	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	IDR	11,657,980	761,511	715,345	46,166	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	IDR	5,848,210	394,683	358,852	35,831	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	IDR	5,263,490	337,815	322,973	14,842	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	IDR	2,604,242	190,257	159,799	30,458	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	4,496,452	290,581	272,176	18,405	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,281,727	154,000	138,116	15,884	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,371,476	91,000	83,017	7,983	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,251,341	77,000	75,745	1,255	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,118,363	73,000	67,696	5,304	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	795,984	56,000	48,182	7,818	—
Expiring 06/17/20	Citibank, N.A.	IDR	21,608,165	1,503,000	1,307,971	195,029	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	133,349	9,000	8,072	928	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	14,230	1,000	861	139	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	2,291,030	161,000	138,679	22,321	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	933,030	63,000	56,478	6,522	—
Expiring 06/18/20	BNP Paribas S.A.	IDR	170,801	11,348	10,337	1,011	—
Israeli Shekel,
Expiring 04/16/20	BNP Paribas S.A.	ILS	208	57,213	58,762	—	(1,549)
Expiring 04/16/20	HSBC Bank USA, N.A.	ILS	228	61,937	64,403	—	(2,466)
Expiring 06/18/20	Bank of America, N.A.	ILS	56	14,707	15,830	—	(1,123)
Japanese Yen,
Expiring 04/01/20	Citibank, N.A.	JPY	31,500	291,900	292,964	—	(1,064)
Expiring 04/02/20	Barclays Capital	JPY	56,400	513,118	524,559	—	(11,441)
Expiring 04/02/20	BNP Paribas S.A.	JPY	172,600	1,569,868	1,605,300	—	(35,432)
Expiring 04/02/20	Goldman Sachs Bank USA	JPY	85,100	796,969	791,489	5,480	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	110,500	1,044,173	1,027,727	16,446	—
Expiring 04/03/20	Goldman Sachs Bank USA	JPY	21,553	199,922	200,464	—	(542)
Expiring 04/17/20	BNP Paribas S.A.	JPY	82,557	771,852	768,426	3,426	—
Expiring 04/17/20	BNP Paribas S.A.	JPY	20,000	185,064	186,156	—	(1,092)
Expiring 04/17/20	BNP Paribas S.A.	JPY	20,000	182,279	186,156	—	(3,877)
Expiring 04/17/20	Citibank, N.A.	JPY	44,021	416,969	409,738	7,231	—
Expiring 04/17/20	Citibank, N.A.	JPY	22,000	210,367	204,771	5,596	—
Expiring 04/17/20	Goldman Sachs Bank USA	JPY	155,100	1,438,721	1,443,638	—	(4,917)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	JPY	8,619	80,565	80,224	341	—
Expiring 05/07/20	HSBC Bank USA, N.A.	JPY	55,100	512,321	513,392	—	(1,071)
Expiring 06/17/20	Barclays Capital	JPY	855,578	7,947,213	7,983,463	—	(36,250)
Expiring 06/17/20	Barclays Capital	JPY	683,170	6,569,507	6,374,708	194,799	—
Expiring 06/17/20	Barclays Capital	JPY	657,301	6,145,319	6,133,325	11,994	—
Expiring 06/17/20	Barclays Capital	JPY	271,165	2,526,784	2,530,265	—	(3,481)
Expiring 06/17/20	Barclays Capital	JPY	70,106	651,974	654,162	—	(2,188)
Expiring 06/17/20	Barclays Capital	JPY	41,822	410,399	390,243	20,156	—
Expiring 06/17/20	Citibank, N.A.	JPY	383,801	3,643,258	3,581,276	61,982	—
Expiring 06/17/20	Citibank, N.A.	JPY	342,568	3,303,820	3,196,528	107,292	—
Expiring 06/17/20	Citibank, N.A.	JPY	208,168	1,921,766	1,942,432	—	(20,666)
Expiring 06/17/20	Citibank, N.A.	JPY	196,819	1,854,446	1,836,533	17,913	—
Expiring 06/17/20	Citibank, N.A.	JPY	109,509	1,021,461	1,021,837	—	(376)
Expiring 06/17/20	Citibank, N.A.	JPY	81,159	740,394	757,301	—	(16,907)
Expiring 06/17/20	Citibank, N.A.	JPY	8,105	73,921	75,628	—	(1,707)
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	802,024	$7,639,353	$7,483,743	$155,610	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	722,784	6,615,145	6,744,348	—	(129,203)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	710,842	6,987,950	6,632,923	355,027	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	571,808	5,424,505	5,335,582	88,923	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	569,847	5,350,278	5,317,286	32,992	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	464,657	4,195,631	4,335,746	—	(140,115)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	209,713	1,920,013	1,956,850	—	(36,837)
Expiring 06/18/20	BNP Paribas S.A.	JPY	136,882	1,280,875	1,277,309	3,566	—
Expiring 06/18/20	BNP Paribas S.A.	JPY	94,104	849,585	878,129	—	(28,544)
Expiring 06/18/20	UBS AG	JPY	55,076	510,056	513,939	—	(3,883)
Expiring 06/18/20	UBS AG	JPY	23,643	220,465	220,626	—	(161)
Expiring 06/18/20	UBS AG	JPY	17,637	159,198	164,582	—	(5,384)
Mexican Peso,
Expiring 04/13/20	Citibank, N.A.	MXN	11,721	515,515	492,924	22,591	—
Expiring 04/13/20	Citibank, N.A.	MXN	1,812	77,965	76,203	1,762	—
Expiring 04/13/20	Goldman Sachs Bank USA	MXN	546	24,888	22,962	1,926	—
Expiring 04/13/20	HSBC Bank USA, N.A.	MXN	29,517	1,294,946	1,241,331	53,615	—
Expiring 04/13/20	HSBC Bank USA, N.A.	MXN	2,279	99,971	95,832	4,139	—
Expiring 04/13/20	UBS AG	MXN	1,721	71,777	72,376	—	(599)
Expiring 04/15/20	Goldman Sachs Bank USA	MXN	12,320	512,763	517,979	—	(5,216)
Expiring 04/17/20	BNP Paribas S.A.	MXN	13,607	698,542	571,944	126,598	—
Expiring 04/17/20	Citibank, N.A.	MXN	23,060	1,214,432	969,275	245,157	—
Expiring 04/17/20	Citibank, N.A.	MXN	17,231	709,274	724,271	—	(14,997)
Expiring 04/17/20	Citibank, N.A.	MXN	16,057	725,006	674,920	50,086	—
Expiring 04/17/20	Citibank, N.A.	MXN	9,561	414,650	401,875	12,775	—
Expiring 04/17/20	Citibank, N.A.	MXN	7,000	325,674	294,229	31,445	—
Expiring 04/17/20	Citibank, N.A.	MXN	6,050	262,297	254,298	7,999	—
Expiring 04/17/20	Citibank, N.A.	MXN	4,920	258,868	206,801	52,067	—
Expiring 04/17/20	Goldman Sachs Bank USA	MXN	399	20,967	16,771	4,196	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	MXN	19,863	979,103	834,907	144,196	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	MXN	7,960	380,009	334,581	45,428	—
Expiring 04/22/20	Goldman Sachs Bank USA	MXN	927	37,314	38,939	—	(1,625)
Expiring 04/27/20	JPMorgan Chase Bank, N.A.	MXN	8,459	335,769	355,079	—	(19,310)
Expiring 05/26/20	Morgan Stanley & Co. International PLC	MXN	33,418	1,738,240	1,397,011	341,229	—
Expiring 06/04/20	Morgan Stanley & Co. International PLC	MXN	17,650	885,600	736,889	148,711	—
Expiring 06/12/20	Goldman Sachs Bank USA	MXN	21,675	1,021,200	903,872	117,328	—
Expiring 06/15/20	Citibank, N.A.	MXN	12,116	561,413	505,036	56,377	—
Expiring 06/18/20	UBS AG	MXN	10,700	456,116	445,831	10,285	—
New Taiwanese Dollar,
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	TWD	0	13	13	—	—
Expiring 06/17/20	Citibank, N.A.	TWD	2,039	68,453	68,203	250	—
New Zealand Dollar,
Expiring 04/02/20	BNP Paribas S.A.	NZD	1,858	1,174,395	1,108,637	65,758	—
Expiring 04/02/20	BNP Paribas S.A.	NZD	807	510,084	481,523	28,561	—
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NZD	2,268	$ 1,436,191	$ 1,353,277	$ 82,914	$ —
Expiring 05/04/20	Morgan Stanley & Co. International PLC	NZD	1,858	1,117,056	1,108,375	8,681	—
Expiring 05/04/20	UBS AG	NZD	2,293	1,357,798	1,367,871	—	(10,073)
Expiring 06/17/20	Barclays Capital	NZD	63,327	38,268,204	37,764,526	503,678	—
Expiring 06/17/20	Citibank, N.A.	NZD	2,842	1,742,858	1,694,816	48,042	—
Expiring 06/17/20	Citibank, N.A.	NZD	1,441	801,451	859,335	—	(57,884)
Expiring 06/17/20	Citibank, N.A.	NZD	656	378,750	391,203	—	(12,453)
Expiring 06/17/20	Citibank, N.A.	NZD	605	347,183	360,790	—	(13,607)
Expiring 06/17/20	Citibank, N.A.	NZD	272	153,374	162,206	—	(8,832)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	9,289	5,395,723	5,539,703	—	(143,980)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	6,198	3,728,580	3,695,890	32,690	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	5,764	3,472,835	3,437,352	35,483	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	3,405	2,011,678	2,030,704	—	(19,026)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	2,358	1,424,394	1,406,412	17,982	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	353	210,089	210,411	—	(322)
Expiring 06/18/20	Commonwealth Bank of Australia	NZD	67	39,509	39,730	—	(221)
Norwegian Krone,
Expiring 04/02/20	Barclays Capital	NOK	1,165	113,664	112,060	1,604	—
Expiring 04/02/20	Barclays Capital	NOK	920	88,687	88,493	194	—
Expiring 04/02/20	Citibank, N.A.	NOK	3,890	369,466	374,173	—	(4,707)
Expiring 04/02/20	HSBC Bank USA, N.A.	NOK	1,045	94,862	100,517	—	(5,655)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NOK	940	101,748	90,417	11,331	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NOK	905	94,980	87,051	7,929	—
Expiring 04/02/20	Natwest Markets PLC	NOK	620	52,869	59,637	—	(6,768)
Expiring 04/17/20	Citibank, N.A.	NOK	6,034	586,475	580,465	6,010	—
Expiring 04/17/20	Citibank, N.A.	NOK	5,788	511,259	556,817	—	(45,558)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	NOK	2,451	264,464	235,809	28,655	—
Expiring 06/17/20	Barclays Capital	NOK	856,959	89,886,355	82,452,031	7,434,324	—
Expiring 06/17/20	Barclays Capital	NOK	7,494	807,748	720,988	86,760	—
Expiring 06/17/20	Citibank, N.A.	NOK	20,511	2,044,879	1,973,460	71,419	—
Expiring 06/17/20	Citibank, N.A.	NOK	12,177	1,056,752	1,171,607	—	(114,855)
Expiring 06/17/20	Citibank, N.A.	NOK	8,885	957,820	854,832	102,988	—
Expiring 06/17/20	Citibank, N.A.	NOK	8,885	952,122	854,832	97,290	—
Expiring 06/17/20	Citibank, N.A.	NOK	8,885	947,291	854,832	92,459	—
Expiring 06/17/20	Citibank, N.A.	NOK	8,885	956,150	854,832	101,318	—
Expiring 06/17/20	Citibank, N.A.	NOK	8,885	958,170	854,832	103,338	—
Expiring 06/17/20	Citibank, N.A.	NOK	6,982	737,471	671,754	65,717	—
Expiring 06/17/20	Citibank, N.A.	NOK	4,987	537,809	479,824	57,985	—
Expiring 06/17/20	Citibank, N.A.	NOK	4,029	365,503	387,649	—	(22,146)
Expiring 06/17/20	Citibank, N.A.	NOK	3,650	331,706	351,184	—	(19,478)
Expiring 06/17/20	Citibank, N.A.	NOK	3,429	302,949	329,920	—	(26,971)
Expiring 06/17/20	Citibank, N.A.	NOK	1,995	215,108	191,930	23,178	—
Expiring 06/17/20	Citibank, N.A.	NOK	1,995	215,516	191,930	23,586	—
Expiring 06/17/20	Citibank, N.A.	NOK	1,903	205,608	183,078	22,530	—
Expiring 06/17/20	Citibank, N.A.	NOK	1,903	201,819	183,078	18,741	—
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/17/20	Citibank, N.A.	NOK	1,870	$ 202,080	$ 179,934	$ 22,146	$ —
Expiring 06/17/20	Citibank, N.A.	NOK	1,745	188,440	167,938	20,502	—
Expiring 06/17/20	Citibank, N.A.	NOK	1,653	178,580	159,087	19,493	—
Expiring 06/17/20	Citibank, N.A.	NOK	1,621	174,982	155,943	19,039	—
Expiring 06/17/20	Citibank, N.A.	NOK	766	72,613	73,700	—	(1,087)
Expiring 06/17/20	Citibank, N.A.	NOK	204	17,892	19,628	—	(1,736)
Expiring 06/17/20	Citibank, N.A.	NOK	203	21,881	19,532	2,349	—
Expiring 06/17/20	Citibank, N.A.	NOK	25	2,688	2,405	283	—
Expiring 06/17/20	Citibank, N.A.	NOK	24	2,590	2,309	281	—
Expiring 06/17/20	Citibank, N.A.	NOK	23	2,426	2,213	213	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	48,863	4,657,382	4,701,348	—	(43,966)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	40,603	3,688,668	3,906,588	—	(217,920)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	31,035	3,233,630	2,986,001	247,629	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	30,677	2,866,208	2,951,589	—	(85,381)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	2,861	307,836	275,268	32,568	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	2,708	284,573	260,557	24,016	—
Expiring 06/18/20	UBS AG	NOK	162	15,578	15,625	—	(47)
Peruvian Nuevo Sol,
Expiring 05/08/20	Citibank, N.A.	PEN	2,796	832,500	813,336	19,164	—
Expiring 05/15/20	Citibank, N.A.	PEN	804	237,110	233,933	3,177	—
Expiring 05/18/20	Citibank, N.A.	PEN	1,555	455,967	452,040	3,927	—
Expiring 05/18/20	Citibank, N.A.	PEN	1,519	445,379	441,543	3,836	—
Expiring 05/29/20	Goldman Sachs Bank USA	PEN	610	172,182	177,199	—	(5,017)
Expiring 06/18/20	Barclays Capital	PEN	24	6,704	6,951	—	(247)
Expiring 07/13/20	Citibank, N.A.	PEN	2,909	836,397	844,023	—	(7,626)
Polish Zloty,
Expiring 06/10/20	BNP Paribas S.A.	PLN	29	7,447	7,008	439	—
Expiring 06/10/20	Citibank, N.A.	PLN	49	12,548	11,841	707	—
Expiring 06/18/20	Bank of America, N.A.	PLN	34	8,319	8,208	111	—
Romanian Leu,
Expiring 04/16/20	UBS AG	RON	19	4,419	4,329	90	—
Russian Ruble,
Expiring 04/15/20	Bank of America, N.A.	RUB	97,916	1,563,820	1,243,492	320,328	—
Expiring 04/15/20	Bank of America, N.A.	RUB	44,159	547,403	560,799	—	(13,396)
Expiring 04/15/20	Goldman Sachs Bank USA	RUB	102,000	1,524,980	1,298,761	226,219	—
Expiring 04/15/20	Goldman Sachs Bank USA	RUB	30,483	455,750	388,143	67,607	—
Expiring 04/15/20	Goldman Sachs Bank USA	RUB	14,103	180,093	179,569	524	—
Expiring 04/15/20	Goldman Sachs Bank USA	RUB	712	9,058	9,069	—	(11)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	RUB	8,374	105,000	106,624	—	(1,624)
Expiring 04/15/20	Standard Chartered Bank, London	RUB	33,674	430,172	428,774	1,398	—
Expiring 04/15/20	UBS AG	RUB	748	9,407	9,519	—	(112)
Expiring 04/17/20	Citibank, N.A.	RUB	28,150	389,243	357,357	31,886	—
Expiring 04/17/20	Goldman Sachs Bank USA	RUB	41,000	662,123	520,484	141,639	—
Expiring 04/17/20	Goldman Sachs Bank USA	RUB	26,069	420,725	330,941	89,784	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	48,204	753,475	613,944	139,531	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	44,304	665,922	564,275	101,647	—
Expiring 04/24/20	JPMorgan Chase Bank, N.A.	RUB	31,456	390,722	401,028	—	(10,306)
Expiring 05/14/20	Citibank, N.A.	RUB	58,673	904,800	741,663	163,137	—
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 05/27/20	Citibank, N.A.	RUB	113,844	$ 1,747,200	$ 1,436,621	$ 310,579	$ —
Expiring 06/11/20	Citibank, N.A.	RUB	71,678	986,667	902,548	84,119	—
Expiring 06/15/20	Goldman Sachs Bank USA	RUB	44,376	601,872	558,434	43,438	—
Expiring 06/18/20	BNP Paribas S.A.	RUB	1,342	17,560	16,980	580	—
Saudi Arabian Riyal,
Expiring 05/14/20	Bank of America, N.A.	SAR	14,472	3,858,480	3,853,707	4,773	—
Expiring 09/15/20	Goldman Sachs Bank USA	SAR	3,745	995,746	997,187	—	(1,441)
Expiring 09/24/20	Goldman Sachs Bank USA	SAR	2,490	661,442	663,023	—	(1,581)
Expiring 09/24/20	Goldman Sachs Bank USA	SAR	2,490	662,498	663,023	—	(525)
Expiring 09/24/20	Morgan Stanley & Co. International PLC	SAR	4,890	1,299,927	1,302,081	—	(2,154)
Expiring 09/24/20	Morgan Stanley & Co. International PLC	SAR	2,440	649,195	649,709	—	(514)
Singapore Dollar,
Expiring 06/17/20	Barclays Capital	SGD	7,267	5,245,153	5,118,827	126,326	—
Expiring 06/17/20	Citibank, N.A.	SGD	117	83,420	82,062	1,358	—
Expiring 06/17/20	Citibank, N.A.	SGD	117	84,095	82,063	2,032	—
Expiring 06/17/20	Citibank, N.A.	SGD	117	83,834	82,062	1,772	—
Expiring 06/17/20	Citibank, N.A.	SGD	116	83,544	82,061	1,483	—
Expiring 06/17/20	Citibank, N.A.	SGD	54	37,403	38,037	—	(634)
Expiring 06/17/20	Citibank, N.A.	SGD	31	21,915	21,836	79	—
Expiring 06/17/20	Goldman Sachs Bank USA	SGD	10	6,999	7,044	—	(45)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	60,349	43,592,425	42,509,673	1,082,752	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	22,124	15,925,866	15,584,024	341,842	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	1,327	919,258	935,058	—	(15,800)
Expiring 06/18/20	Barclays Capital	SGD	6	4,168	4,192	—	(24)
South African Rand,
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	ZAR	1,146	72,909	64,015	8,894	—
Expiring 04/06/20	Standard Chartered Bank, London	ZAR	1,747	115,974	97,601	18,373	—
Expiring 04/17/20	BNP Paribas S.A.	ZAR	185	12,807	10,311	2,496	—
Expiring 04/17/20	Citibank, N.A.	ZAR	3,951	219,594	220,290	—	(696)
Expiring 04/17/20	Goldman Sachs Bank USA	ZAR	2,170	127,030	121,000	6,030	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	ZAR	4,250	254,858	236,981	17,877	—
Expiring 06/18/20	UBS AG	ZAR	218	12,971	12,067	904	—
Expiring 07/22/20	HSBC Bank USA, N.A.	ZAR	4,500	303,643	248,086	55,557	—
South Korean Won,
Expiring 04/17/20	Barclays Capital	KRW	5,258,746	4,509,726	4,322,185	187,541	—
Expiring 06/17/20	BNP Paribas S.A.	KRW	196,162	164,470	161,373	3,097	—
Expiring 06/18/20	Citibank, N.A.	KRW	25,397	21,059	20,894	165	—
Swedish Krona,
Expiring 04/02/20	Goldman Sachs Bank USA	SEK	11,985	1,243,431	1,211,575	31,856	—
Expiring 04/02/20	Goldman Sachs Bank USA	SEK	1,701	170,966	171,954	—	(988)
Expiring 04/03/20	HSBC Bank USA, N.A.	SEK	1,745	183,569	176,408	7,161	—
Expiring 04/17/20	Citibank, N.A.	SEK	5,570	570,271	563,285	6,986	—
Expiring 04/17/20	Citibank, N.A.	SEK	5,568	541,114	563,088	—	(21,974)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	SEK	2,245	238,032	227,057	10,975	—
Expiring 06/17/20	Barclays Capital	SEK	437,094	46,191,789	44,260,028	1,931,761	—
Expiring 06/17/20	Barclays Capital	SEK	59,817	5,884,125	6,057,073	—	(172,948)
Expiring 06/17/20	Barclays Capital	SEK	33,428	3,580,213	3,384,957	195,256	—
Expiring 06/17/20	Barclays Capital	SEK	6,011	601,417	608,684	—	(7,267)
Expiring 06/17/20	Barclays Capital	SEK	5,894	594,395	596,832	—	(2,437)
Expiring 06/17/20	Citibank, N.A.	SEK	6,926	715,501	701,299	14,202	—
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/17/20	Citibank, N.A.	SEK	5,272	$ 545,160	$ 533,834	$11,326	$ —
Expiring 06/17/20	Citibank, N.A.	SEK	5,246	538,453	531,219	7,234	—
Expiring 06/17/20	Citibank, N.A.	SEK	3,515	371,103	355,889	15,214	—
Expiring 06/17/20	Citibank, N.A.	SEK	2,257	231,800	228,543	3,257	—
Expiring 06/17/20	Citibank, N.A.	SEK	1,680	172,409	170,080	2,329	—
Expiring 06/17/20	Citibank, N.A.	SEK	1,654	171,093	167,465	3,628	—
Expiring 06/17/20	Citibank, N.A.	SEK	1,230	130,251	124,561	5,690	—
Expiring 06/17/20	Citibank, N.A.	SEK	1,127	119,513	114,081	5,432	—
Expiring 06/17/20	Citibank, N.A.	SEK	1,054	111,675	106,767	4,908	—
Expiring 06/17/20	Citibank, N.A.	SEK	560	57,446	56,705	741	—
Expiring 06/17/20	Citibank, N.A.	SEK	286	27,994	28,960	—	(966)
Expiring 06/17/20	Citibank, N.A.	SEK	33	3,214	3,342	—	(128)
Expiring 06/17/20	Citibank, N.A.	SEK	13	1,334	1,316	18	—
Expiring 06/17/20	Citibank, N.A.	SEK	7	718	709	9	—
Expiring 06/17/20	Citibank, N.A.	SEK	6	635	608	27	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	76,907	7,572,655	7,787,610	—	(214,955)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	35,568	3,640,344	3,601,619	38,725	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	15,164	1,529,233	1,535,515	—	(6,282)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	769	81,875	77,834	4,041	—
Expiring 06/17/20	UBS AG	SEK	2,000	243,311	202,518	40,793	—
Expiring 06/18/20	UBS AG	SEK	0	39	39	—	—
Swiss Franc,
Expiring 04/02/20	Citibank, N.A.	CHF	1,798	1,865,835	1,868,668	—	(2,833)
Expiring 04/02/20	Credit Suisse International	CHF	79	83,435	82,084	1,351	—
Expiring 04/02/20	Goldman Sachs Bank USA	CHF	189	192,219	196,379	—	(4,160)
Expiring 04/02/20	UBS AG	CHF	1,306	1,350,657	1,356,525	—	(5,868)
Expiring 04/03/20	UBS AG	CHF	772	808,661	802,174	6,487	—
Expiring 06/17/20	Citibank, N.A.	CHF	3,211	3,292,872	3,348,289	—	(55,417)
Expiring 06/17/20	Citibank, N.A.	CHF	3,211	3,294,407	3,348,289	—	(53,882)
Expiring 06/17/20	Citibank, N.A.	CHF	3,211	3,304,021	3,348,289	—	(44,268)
Expiring 06/17/20	Citibank, N.A.	CHF	3,211	3,313,588	3,348,289	—	(34,701)
Expiring 06/17/20	Citibank, N.A.	CHF	1,102	1,163,134	1,149,504	13,630	—
Expiring 06/17/20	Citibank, N.A.	CHF	1,102	1,164,348	1,149,504	14,844	—
Expiring 06/17/20	Citibank, N.A.	CHF	1,006	1,061,659	1,049,282	12,377	—
Expiring 06/17/20	Citibank, N.A.	CHF	882	914,742	919,602	—	(4,860)
Expiring 06/17/20	Citibank, N.A.	CHF	859	904,171	896,014	8,157	—
Expiring 06/17/20	Citibank, N.A.	CHF	859	923,085	896,014	27,071	—
Expiring 06/17/20	Citibank, N.A.	CHF	833	865,708	868,514	—	(2,806)
Expiring 06/17/20	Citibank, N.A.	CHF	833	894,345	868,514	25,831	—
Expiring 06/17/20	Citibank, N.A.	CHF	808	850,197	842,969	7,228	—
Expiring 06/17/20	Citibank, N.A.	CHF	808	870,952	842,969	27,983	—
Expiring 06/17/20	Citibank, N.A.	CHF	784	823,893	817,424	6,469	—
Expiring 06/17/20	Citibank, N.A.	CHF	761	789,958	793,835	—	(3,877)
Expiring 06/17/20	Citibank, N.A.	CHF	759	798,074	791,881	6,193	—
Expiring 06/17/20	Citibank, N.A.	CHF	735	764,337	766,337	—	(2,000)
Expiring 06/17/20	Citibank, N.A.	CHF	710	765,984	740,791	25,193	—
Expiring 06/17/20	Citibank, N.A.	CHF	17	17,419	17,728	—	(309)
Expiring 06/17/20	Citibank, N.A.	CHF	9	9,712	9,385	327	—
Expiring 06/17/20	Citibank, N.A.	CHF	2	2,124	2,086	38	—
Expiring 06/18/20	Goldman Sachs Bank USA	CHF	88	92,276	92,196	80	—
Expiring 06/18/20	UBS AG	CHF	494	510,148	514,829	—	(4,681)
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/18/20	UBS AG	CHF	105	$ 109,550	$ 109,633	$ —	$ (83)
Turkish Lira,
Expiring 04/17/20	Goldman Sachs Bank USA	TRY	528	85,624	79,440	6,184	—
Expiring 06/18/20	UBS AG	TRY	11	1,638	1,585	53	—
				$1,167,657,829	$1,142,612,121	31,350,021	(6,304,313)
						$40,065,205	$(34,939,844)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
04/24/20	Buy	EUR	976	GBP	827	$50,224	$—	Goldman Sachs & Co.
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	1,300	$40,913	$11,244	$(29,669)
State of Qatar	12/20/24	1.000%(Q)	1,300	42,056	11,814	(30,242)
				$82,969	$23,058	$(59,911)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.604%	$ 2,469	$ 534	$ (1,935)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.604%	1,646	356	(1,290)
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		200	8.858%	34,623	(14,195)	(48,818)
General Electric Co.	12/20/20	1.000%(Q)		100	1.362%	(2,899)	(229)	2,670
General Electric Co.	12/20/23	1.000%(Q)		100	1.948%	(6,657)	(3,316)	3,341
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR	300	3.698%	(8,988)	(26,902)	(17,914)
						$20,194	$(43,752)	$(63,946)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$ (22,895)	$ (43,077)	$20,182	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(19,080)	(35,067)	15,987	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(15,264)	(27,863)	12,599	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(9,540)	(17,295)	7,755	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(1,908)	(3,457)	1,549	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(21,634)	(17,376)	(4,258)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(9,615)	(7,629)	(1,986)	Barclays Bank PLC
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	$ (42,293)	$ (41,217)	$ (1,076)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(19,902)	(20,477)	575	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(9,951)	(9,978)	27	HSBC Bank USA, N.A.
				$(172,082)	$(223,436)	$51,354

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of South Africa	06/20/23	1.000%(Q)	200	3.617%	$(15,745)	$(10,045)	$ (5,700)	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	400	3.864%	(43,951)	(17,703)	(26,248)	Goldman Sachs International
					$(59,696)	$(27,748)	$(31,948)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.32.V1	12/20/24	1.000%(Q)		637	$ 34,227	$ 73,804	$ 39,577
CDX.EM.32.V1	12/20/24	1.000%(Q)		400	40,400	46,345	5,945
CDX.NA.HY.33.V3	12/20/24	5.000%(Q)		5,586	(337,891)	339,044	676,935
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		1,800	71,640	111,831	40,191
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)		4,900	411	139,700	139,289
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		23,400	81,772	772,433	690,661
iTraxx Europe Crossover S32.V1	06/20/29	1.000%(Q)	EUR	4,800	(28,910)	93,742	122,652
					$(138,351)	$1,576,899	$1,715,250

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)		1,527	6.640%	$(108,661)	$ (92,672)	$ 15,989
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		11,801	1.080%	(33,201)	(38,932)	(5,731)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		7,000	1.137%	(26,179)	(45,217)	(19,038)
iTraxx Europe Crossover S32.V1	12/20/24	5.000%(Q)	EUR	1,300	5.516%	191,785	(26,451)	(218,236)
iTraxx Europe Series 32.V1	12/20/24	1.000%(Q)	EUR	3,000	0.955%	39,421	7,962	(31,459)
iTraxx Europe Series 32.V1	12/20/24	1.000%(Q)	EUR	3,900	0.955%	49,645	10,350	(39,295)
						$ 112,810	$(184,960)	$(297,770)

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$(3,275)	$(63,017)	$59,742	Goldman Sachs International
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	1,500	3 Month BBSW plus 42bps(Q)	0	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$ 7,204	$—	$ 7,204
AUD	1,500	3 Month BBSW plus 42.25bps(Q)	0	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	7,315	—	7,315
EUR	1,200	3 Month EURIBOR minus 17.20bps(Q)	0	3 Month LIBOR(Q)	Citibank, N.A.	01/23/30	(16,157)	—	(16,157)
EUR	600	3 Month EURIBOR minus 16.20bps(Q)	0	(Q)	Morgan Stanley Capital Services LLC	03/18/30	(4,562)	—	(4,562)
							$ (6,200)	$—	$ (6,200)

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Inflation swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$ 1,854	$ (38,923)	$ (40,777)
EUR	500	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(29)	(22,286)	(22,257)
EUR	690	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	43	85,658	85,615
EUR	300	11/15/34	1.280%(T)	France CPI ex Tobacco Household(2)(T)	—	27,925	27,925
EUR	50	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	405	13,106	12,701
EUR	360	08/15/39	1.243%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	29,842	29,842
EUR	200	11/15/39	1.410%(T)	France CPI ex Tobacco Household(2)(T)	—	25,402	25,402
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,008	129,216	128,208
GBP	1,900	09/15/24	3.850%(T)	U.K. Retail Price Index(2)(T)	—	120,024	120,024
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	15,451	15,451
GBP	100	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	7,533	7,533
GBP	2,800	01/15/30	3.438%(T)	U.K. Retail Price Index(1)(T)	—	62,096	62,096
GBP	300	01/15/30	3.386%(T)	U.K. Retail Price Index(1)(T)	—	4,108	4,108
GBP	2,000	01/15/30	3.480%(T)	U.K. Retail Price Index(1)(T)	27,183	58,116	30,933
GBP	1,000	02/15/30	3.453%(T)	U.K. Retail Price Index(1)(T)	—	19,838	19,838
GBP	200	02/15/30	3.436%(T)	U.K. Retail Price Index(1)(T)	—	3,412	3,412
GBP	500	02/15/30	3.450%(T)	U.K. Retail Price Index(1)(T)	694	9,673	8,979
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	17,673	40,452	22,779
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(8,478)	(1,782)	6,696
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(488,894)	(155,434)	333,460
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,911	5,816	3,905
GBP	310	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	242	30,208	29,966
GBP	500	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	63,507	63,507
GBP	2,630	09/15/34	3.598%(T)	U.K. Retail Price Index(1)(T)	1,702	(326,409)	(328,111)
GBP	800	01/15/35	3.370%(T)	U.K. Retail Price Index(2)(T)	(3,353)	(42,064)	(38,711)
GBP	290	04/15/35	3.358%(T)	U.K. Retail Price Index(2)(T)	(9,080)	37,870	46,950
GBP	330	06/15/39	3.600%(T)	U.K. Retail Price Index(2)(T)	702	75,577	74,875
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,806)	(12,806)
	1,700	02/27/21	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	35,260	35,260
	300	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,425)	(7,425)
	9,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(257,076)	(257,076)
	600	07/25/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(14,569)	(14,569)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	20,308	(5,221)	(25,529)
	1,100	08/06/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(26,774)	(26,774)
	10,680	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(265,302)	(265,302)
	460	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	13,855	(6,667)	(20,522)
	2,100	09/20/21	1.580%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(59,337)	(59,337)
	1,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(375)	(54,149)	(53,774)
	1,200	10/01/21	1.488%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(32,467)	(32,467)
	600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(28,717)	(28,717)
	3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(213,138)	(213,138)
	1,255	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(87,078)	(87,078)
	1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	111,284	111,284
	570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	63,360	63,360
	600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	64,484	64,484
	1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,645	230,208	226,563
	750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	107,366	107,366
	760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	109,109	109,109
	200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(38)	28,559	28,597
	2,400	11/04/29	1.760%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,124)	166,935	169,059
	281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(6,292)	(6,292)
	1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,766)	(21,766)
	281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(4,416)	(4,416)
	468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(4,486)	(4,486)
					$(421,146)	$ 86,811	$ 507,957

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Inflation swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(132,536)	$—	$(132,536)	Deutsche Bank AG
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,751)	—	(3,751)	Bank of America, N.A.
				$(136,287)	$—	$(136,287)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$ 394	$ 6,716	$ 6,322
CAD	1,400	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	9,596	9,596
CAD	500	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	2,203	5,875	3,672
CAD	900	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	7,735	7,735
CAD	1,100	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(8,860)	21,221	30,081
CAD	400	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	13,719	35,954	22,235
CAD	500	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	53	19,288	19,235
CAD	1,400	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	10,632	72,702	62,070
CAD	1,800	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(32,696)	45,663	78,359
CAD	1,400	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	46,140	322,294	276,154
CAD	1,600	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	(16)	315,961	315,977
CAD	600	03/18/50	1.390%(S)	3 Month CDOR(1)(S)	—	8,900	8,900
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	24,411	24,411
EUR	700	06/17/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	252	(345)	(597)
EUR	3,500	03/18/25	(0.500)%(A)	6 Month EURIBOR(2)(S)	(33,187)	(48,881)	(15,694)
EUR	3,400	06/17/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	(138)	13,528	13,666
EUR	1,300	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	43,017	87,417	44,400
EUR	850	03/18/30	(0.150)%(A)	6 Month EURIBOR(2)(S)	(8,885)	(11,508)	(2,623)
EUR	4,700	06/17/30	0.150%(A)	6 Month EURIBOR(2)(S)	46,638	83,300	36,662
EUR	443	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(1,393)	(179,524)	(178,131)
EUR	200	03/18/50	0.250%(A)	6 Month EURIBOR(2)(S)	3,965	5,072	1,107
EUR	500	06/17/50	0.500%(A)	6 Month EURIBOR(2)(S)	47,560	53,467	5,907
GBP	2,400	03/18/22	0.750%(S)	6 Month GBP LIBOR(2)(S)	(2,796)	15,919	18,715
GBP	4,500	02/14/24	0.737%(S)	6 Month GBP LIBOR(2)(S)	—	10,939	10,939
GBP	6,800	02/17/24	0.745%(S)	6 Month GBP LIBOR(2)(S)	—	17,236	17,236
GBP	700	03/18/25	0.750%(S)	6 Month GBP LIBOR(1)(S)	(5,216)	(10,056)	(4,840)
GBP	3,600	06/17/25	1.000%(S)	6 Month GBP LIBOR(2)(S)	29,180	106,410	77,230
GBP	900	02/14/28	0.803%(S)	6 Month GBP LIBOR(1)(S)	—	(10,800)	(10,800)
GBP	1,400	02/17/28	0.811%(S)	6 Month GBP LIBOR(1)(S)	—	(17,466)	(17,466)
GBP	300	03/18/30	0.750%(S)	6 Month GBP LIBOR(2)(S)	807	6,051	5,244
GBP	3,200	03/18/30	0.750%(S)	6 Month GBP LIBOR(2)(S)	(18,958)	64,542	83,500
GBP	50	06/17/30	1.000%(S)	6 Month GBP LIBOR(1)(S)	(191)	(2,514)	(2,323)
GBP	8,352	12/07/30	0.550%(S)	6 Month GBP LIBOR(1)(S)	186,415	43,695	(142,720)
GBP	200	02/26/31	0.672%(S)	6 Month GBP LIBOR(1)(S)	—	(1,775)	(1,775)
GBP	500	12/03/39	0.905%(Q)	1 Day SONIA(1)(Q)	—	(30,397)	(30,397)
GBP	500	12/03/39	1.080%(Q)	3 Month GBP LIBOR(2)(Q)	—	28,885	28,885
GBP	350	03/18/50	0.750%(S)	6 Month GBP LIBOR(2)(S)	(7,662)	18,674	26,336
GBP	250	06/17/50	1.000%(S)	6 Month GBP LIBOR(2)(S)	4,698	35,564	30,866
GBP	1,200	06/17/50	1.000%(S)	6 Month GBP LIBOR(1)(S)	(47,616)	(170,708)	(123,092)
GBP	130	02/26/51	0.722%(S)	6 Month GBP LIBOR(2)(S)	—	5,798	5,798
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	3,171	6,930	3,759
JPY	1,440,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(21,989)	(28,185)	(6,196)
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	$ 102	$ (61,080)	$ (61,182)
JPY	710,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(94,061)	(116,738)	(22,677)
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(384,910)	(408,964)	(24,054)
JPY	540,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(9,667)	248,889	258,556
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	(344,616)	(342,711)
JPY	410,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(10,706)	331,044	341,750
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(1,945)	160,468
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(80,170)	(82,307)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	45,728	45,728
	50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	(301,177)	(1,224,609)
	82,290	03/12/21	1.500%(S)	3 Month LIBOR(2)(Q)	—	809,180	809,180
	10,600	06/17/21	1.250%(S)	3 Month LIBOR(2)(Q)	34,775	92,277	57,502
	82,400	06/17/21	1.250%(S)	3 Month LIBOR(1)(Q)	(407,730)	(717,321)	(309,591)
	6,500	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	5,251	(96,337)	(101,588)
	3,900	12/18/21	1.500%(S)	3 Month LIBOR(1)(Q)	14,184	(88,026)	(102,210)
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(121,294)	(370,783)	(249,489)
	4,600	02/26/22	1.540%(S)	3 Month LIBOR(1)(Q)	—	(91,789)	(91,789)
	5,700	02/27/22	1.570%(S)	3 Month LIBOR(1)(Q)	—	(117,474)	(117,474)
	42,900	03/18/22	—(8)	—(8)	1,011	(9,923)	(10,934)
	15,500	04/26/22	—(3)	—(3)	—	(3,057)	(3,057)
	3,400	06/12/22	—(4)	—(4)	—	2,544	2,544
	2,500	06/12/22	—(10)	—(10)	—	2,660	2,660
	21,200	06/17/22	1.000%(S)	3 Month LIBOR(2)(Q)	149,653	279,419	129,766
	20,000	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,277,647)	(1,069,635)	208,012
	13,000	06/19/22	—(5)	—(5)	(975)	17,964	18,939
	9,000	04/27/23	—(6)	—(6)	—	(2,292)	(2,292)
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(74,483)	(74,483)
	1,500	03/07/24	—(9)	—(9)	—	1,367	1,367
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(52,571)	(52,571)
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(57,765)	(57,765)
	5,600	09/06/24	—(7)	—(7)	543	(5,599)	(6,142)
	1,650	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(43,896)	(43,896)
	1,600	10/04/24	—(11)	—(11)	—	1,236	1,236
	3,600	12/18/24	2.500%(S)	3 Month LIBOR(1)(Q)	(195,379)	(367,204)	(171,825)
	17,460	03/12/25	1.404%(S)	3 Month LIBOR(1)(Q)	—	(797,922)	(797,922)
	500	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(16)	(62,792)	(62,776)
	600	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(77,305)	(77,305)
	600	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(77,826)	(77,826)
	1,200	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(19)	(157,618)	(157,599)
	4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(654,620)	(654,620)
	2,700	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(364,773)	(364,773)
	4,600	06/17/25	1.250%(S)	3 Month LIBOR(2)(Q)	147,130	175,718	28,588
	17,500	06/17/25	1.250%(S)	3 Month LIBOR(2)(Q)	357,813	668,490	310,677
	882	09/18/25	0.645%(S)	3 Month LIBOR(2)(Q)	—	6,571	6,571
	684	09/18/25	0.658%(S)	3 Month LIBOR(2)(Q)	—	5,538	5,538
	33,875	04/30/26	2.100%(S)	3 Month LIBOR(1)(Q)	294	(3,335,592)	(3,335,886)
	1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	(86,470)	(86,470)
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(51,442)	(286,353)	(234,911)
	38,952	06/30/26	1.550%(S)	3 Month LIBOR(1)(Q)	123,051	(2,523,341)	(2,646,392)
	5,680	11/15/26	1.650%(S)	3 Month LIBOR(1)(Q)	23,206	(398,624)	(421,830)
	9,573	02/15/27	0.300%(A)	1 Day USOIS(1)(A)	16,573	22,577	6,004
	3,794	02/15/27	0.750%(S)	3 Month LIBOR(1)(Q)	702	(47,172)	(47,874)
	2,750	03/24/27	0.770%(S)	3 Month LIBOR(2)(Q)	36,422	32,946	(3,476)
	1,000	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	72,583	(136,781)	(209,364)
	1,200	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(26,010)	(156,789)	(130,779)
	800	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	6,130	(65,228)	(71,358)
	2,100	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	37,577	(171,223)	(208,800)
A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,500	01/06/30	1.625%(S)	3 Month LIBOR(1)(Q)	$ (97,698)	$ (483,004)	$ (385,306)
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(15,108)	(400,006)	(384,898)
	1,400	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(63,285)	(75,823)	(12,538)
	1,419	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	1,542	(561,630)	(563,172)
	7,907	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	18,856	(1,796,303)	(1,815,159)
	1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	(419,263)	(421,473)
	200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	(92,808)	(92,808)
	547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	(261,387)	(264,207)
	200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	(96,689)	(96,689)
	800	02/03/50	1.625%(S)	3 Month LIBOR(1)(Q)	10,771	(159,497)	(170,268)
	400	02/07/50	1.875%(S)	3 Month LIBOR(1)(Q)	722	(107,314)	(108,036)
	200	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(367)	(74,892)	(74,525)
	500	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(1,246)	(187,229)	(185,983)
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	(1,409)	(9,603)
	179	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	4,826	4,826
	186	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	3,801	3,801
	100	03/20/50	2.000%(S)	3 Month LIBOR(1)(Q)	(1,916)	(30,491)	(28,575)
	1,600	06/17/50	1.500%(S)	3 Month LIBOR(2)(Q)	30,209	268,323	238,114
	161	09/18/50	0.838%(S)	3 Month LIBOR(1)(Q)	—	2,405	2,405
	124	09/18/50	0.855%(S)	3 Month LIBOR(1)(Q)	(243)	1,258	1,501
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,002	15,783	13,781
					$ (644,901)	$(14,602,891)	$(13,957,990)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	5,200	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 22,486	$ —	$ 22,486	Goldman Sachs Bank USA
CNH	5,800	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rates(2)(Q)	25,247	—	25,247	Citibank, N.A.
CNH	6,900	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	32,589	—	32,589	BNP Paribas S.A.
CNH	5,400	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	25,659	—	25,659	Goldman Sachs International
CNH	13,000	06/19/24	3.025%(Q)	7 Day China Fixing Repo Rates(2)(Q)	62,890	—	62,890	Goldman Sachs International
CNH	20,000	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	116,815	—	116,815	Morgan Stanley & Co. International PLC
CNH	2,900	07/01/24	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)	12,371	—	12,371	Citibank, N.A.
CNH	14,900	07/05/24	2.785%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53,349	—	53,349	JPMorgan Chase Bank, N.A.
CNH	26,300	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rates(2)(Q)	103,845	(18)	103,863	Citibank, N.A.
CNH	15,000	03/17/25	2.510%(Q)	7 Day China Fixing Repo Rates(1)(Q)	(28,614)	—	(28,614)	Bank of America, N.A.
ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(1,498)	126	(1,624)	Goldman Sachs Bank USA
ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(1,191)	—	(1,191)	HSBC Bank USA, N.A.
ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	(1,946)	—	(1,946)	Barclays Bank PLC
ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	(2,142)	—	(2,142)	JPMorgan Chase Bank, N.A.
A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	2,400	01/30/24	1.180%(A)	3 Month TELBOR(2)(Q)	$ 20,879	$ (83)	$ 20,962	BNP Paribas S.A.
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	22,456	(62)	22,518	Goldman Sachs Bank USA
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	12,577	—	12,577	Goldman Sachs Bank USA
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	13,879	—	13,879	Barclays Bank PLC
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	11,286	—	11,286	Goldman Sachs Bank USA
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	8,777	18	8,759	HSBC Bank USA, N.A.
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	14,671	—	14,671	JPMorgan Chase Bank, N.A.
ILS	800	04/22/29	1.780%(A)	3 Month TELBOR(2)(Q)	21,895	(28)	21,923	Goldman Sachs Bank USA
ILS	900	04/29/29	1.755%(A)	3 Month TELBOR(2)(Q)	23,953	20	23,933	Citibank, N.A.
ILS	800	04/30/29	1.779%(A)	3 Month TELBOR(2)(Q)	21,807	18	21,789	Goldman Sachs Bank USA
ILS	600	05/01/29	1.786%(A)	3 Month TELBOR(2)(Q)	16,466	34	16,432	BNP Paribas S.A.
KRW	604,200	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	13,579	—	13,579	Bank of America, N.A.
KRW	1,735,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	88,559	—	88,559	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	22,549	—	22,549	Standard Chartered Bank, London
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	20,566	—	20,566	Goldman Sachs Bank USA
RUB	383,500	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	46,857	—	46,857	Goldman Sachs Bank USA
RUB	328,700	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	40,161	1,954	38,207	Goldman Sachs Bank USA
RUB	197,200	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	24,094	(1,401)	25,495	Goldman Sachs Bank USA
					$864,871	$ 578	$864,293

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating of 1 Month LIBOR plus 7.25 bps quarterly and rceeives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(10)	The Portfolio pays the floating of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(11)	The Portfolio pays the floating of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Canadian Bond Futures(M)	–	Bank of America, N.A.	6/19/20	CAD (1,825)	$ (62,441)	$—	$ (62,441)
10 Year Euro Bund Futures(M)	–	Bank of America, N.A.	6/08/20	EUR 6	29,396	—	29,396
10 Year Japan Futures(M)	–	Bank of America, N.A.	6/15/20	JPY 1,237,149	(154,280)	—	(154,280)
10 Year U.S. Treasury Notes Futures(M)	–	Bank of America, N.A.	6/19/20	20	25,079	—	25,079
2U, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(90)	19,499	—	19,499
3M Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	(2,942)	—	(2,942)
A.O. Smith Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(40)	2,389	—	2,389
Aaron’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	41	(12,182)	—	(12,182)
AbbVie, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	161	(17,143)	—	(17,143)
ABC-Mart, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,686	(599)	—	(599)
ABIOMED, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	23	(1,614)	—	(1,614)
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(46)	14,457	—	14,457
Accenture PLC (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	40	(205)	—	(205)
Ace Hardware Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	12	(1,914)	—	(1,914)
ACOM(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,923)	(4,304)	—	(4,304)
Acuity Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	117	(15,458)	—	(15,458)
Adient PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	4	1,271	—	1,271
Adobe Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	697	—	697
ADT, Inc.(M)	1 Day USOIS -288.70 bps(M)	Goldman Sachs International	4/17/20	(29)	4,712	—	4,712
Adtalem Global Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	43	(3,430)	—	(3,430)
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(61)	$ (2,609)	$—	$ (2,609)
AECOM Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(19)	865	—	865
Aeon Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (11,451)	(26,623)	—	(26,623)
AEON Financial Services Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (7,177)	9,211	—	9,211
Afterpay Touch Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (177)	27,568	—	27,568
AGCO Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	72	(12,299)	—	(12,299)
Aggreko PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 58	(9,121)	—	(9,121)
Agios Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(114)	22,592	—	22,592
AGL Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 365	(13,627)	—	(13,627)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (1,114)	3,153	—	3,153
Air Lease Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	49	(14,832)	—	(14,832)
Akamai Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	3,122	—	3,122
Alaska Air Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	62	(21,436)	—	(21,436)
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(54)	13,621	—	13,621
Alcoa Corp. (M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(90)	25,483	—	25,483
Alexion Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	136	7,202	—	7,202
Alfresa Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,585	6,323	—	6,323
Align Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	37	(7,377)	—	(7,377)
Alkermes PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(1,689)	—	(1,689)
A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Alliance Data Systems Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	59	$(27,461)	$—	$(27,461)
Alliant Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(67)	7,267	—	7,267
Allison Transmission Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	60	(4,148)	—	(4,148)
Allstate Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	167	(6,767)	—	(6,767)
Ally Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	78	(24,425)	—	(24,425)
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	161	—	161
Alphabet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	165	(7,467)	—	(7,467)
Alps Alpine Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,470	(9,385)	—	(9,385)
Alteryx, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(43)	6,029	—	6,029
Altice USA, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(382)	6,744	—	6,744
Altria Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	3	691	—	691
Alumina Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 19	(818)	—	(818)
Amada Holdings(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 9,752	(3,616)	—	(3,616)
Amazon.com, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	36	2,817	—	2,817
AMC Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	55	(3,573)	—	(3,573)
Amcor PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(227)	17,161	—	17,161
Amdocs Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	152	(18,143)	—	(18,143)
Amedisys, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	(2,661)	—	(2,661)
AMERCO(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	27	(1,763)	—	(1,763)
A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(78)	$ 13,473	$—	$ 13,473
American Eagle Outfitters, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	44	(11,936)	—	(11,936)
American Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	23	(3,894)	—	(3,894)
American Water Works(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	42	(5,377)	—	(5,377)
Ameriprise Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	110	(6,710)	—	(6,710)
AmerisourceBergen Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	67	4,205	—	4,205
Ametek, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(17)	(3,627)	—	(3,627)
Amgen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	112	2,184	—	2,184
Analog Devices, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	44	(3,187)	—	(3,187)
Anglo American PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 28	(260)	—	(260)
Anthem, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	126	(18,616)	—	(18,616)
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP 3	909	—	909
AON(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(30)	2,347	—	2,347
Aozora Bank, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,381	(5,323)	—	(5,323)
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (255)	9,636	—	9,636
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(260)	139,592	—	139,592
Apergy Corp.(M)	1 Day USOIS -74.2 bps(M)	Goldman Sachs International	4/17/20	39	27,401	—	27,401
Applied Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	92	(11,087)	—	(11,087)
AptarGroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	(80)	—	(80)
A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Aptiv PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(167)	$ 47,680	$—	$ 47,680
Aramark Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	(10,054)	—	(10,054)
Arch Capital Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	40	(8,853)	—	(8,853)
Arista Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(72)	(6,134)	—	(6,134)
Arrow Electronics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	57	(8,323)	—	(8,323)
Arrowhead Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	8	1,427	—	1,427
Asahi Glass Co. Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 5,730	(4,197)	—	(4,197)
Asahi Intecc, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (12,290)	75	—	75
Asahi Kasei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,993	(950)	—	(950)
ASGN, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	30	(3,278)	—	(3,278)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(109)	16,818	—	16,818
Ashmore Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (10)	1,370	—	1,370
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (53)	6,595	—	6,595
Asics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,524)	4,402	—	4,402
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (192)	3,528	—	3,528
ASOS PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 10	(4,060)	—	(4,060)
Aspen Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	43	2,047	—	2,047
Assurant, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	97	(4,451)	—	(4,451)
Assured Guaranty Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	131	(39,942)	—	(39,942)
A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Astellas Pharma, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,811	$ 3,949	$—	$ 3,949
AT&T, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	99	(15,883)	—	(15,883)
Athene Holding Ltd. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	300	(73,730)	—	(73,730)
Atlas Arteria Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (155)	23,878	—	23,878
Atlassian Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	(524)	—	(524)
Aurizon Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 134	(6,161)	—	(6,161)
Auto Trader Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 59	(6,125)	—	(6,125)
Autoliv, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(50)	10,191	—	10,191
Autonation, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	143	(42,999)	—	(42,999)
Avalara, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	(673)	—	(673)
Avanos Medical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(68)	10,461	—	10,461
Avast PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 22	1,132	—	1,132
Avery Dennison Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(31)	3,243	—	3,243
Avis Budget Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	144	(959)	—	(959)
Aviva PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 14	(2,447)	—	(2,447)
Avnet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	139	(14,022)	—	(14,022)
AXA Equitable Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(1,019)	—	(1,019)
Axon Enterprise, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(111)	(7,829)	—	(7,829)
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (105)	18,413	—	18,413
A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Babcock International Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 71	$ (2,290)	$—	$ (2,290)
BAE Systems PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 54	(4,281)	—	(4,281)
Baker Hughes, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(203)	32,927	—	32,927
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(234)	23,891	—	23,891
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	2,944	—	2,944
Bank of Kyoto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (5,457)	(2,596)	—	(2,596)
Bank Of New York Mellon (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	531	—	531
Barclays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 12	(3,215)	—	(3,215)
Barratt Developments PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 16	(7,078)	—	(7,078)
Baxter International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	43	1,518	—	1,518
BBA Aviation PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (40)	15,468	—	15,468
Beach Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 158	(14,854)	—	(14,854)
Beazley PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (75)	17,313	—	17,313
Bellway PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 109	(48,655)	—	(48,655)
Berry Global Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(126)	(8,512)	—	(8,512)
Best Buy Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	64	(7,515)	—	(7,515)
BGC Partners, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(89)	32,504	—	32,504
BHP Billiton PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 26	5,177	—	5,177
Bio Rad Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	150	(333)	—	(333)
A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Biogen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	190	$ 12,389	$—	$ 12,389
Biomarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(30)	102	—	102
Bio-Techne Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	18	90	—	90
BJ’s Wholesale Club Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(15)	(2,000)	—	(2,000)
Bloomberg Commodity Total Return Index(M)	–	Merrill Lynch International	3/30/21	15,000	(49,882)	—	(49,882)
Bluebird Bio, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(86)	23,470	—	23,470
BlueScope Steel Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 88	(5,222)	—	(5,222)
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/13/20	(365)	(44,987)	—	(44,987)
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/16/20	116	(14,345)	—	(14,345)
BOC Hong Kong Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 359	(6,258)	—	(6,258)
Boeing Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(471)	151,880	—	151,880
Booking Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	116	(13,825)	—	(13,825)
Booz Allen Hamilton Holding Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	62	(3,338)	—	(3,338)
Boral Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 41	(11,484)	—	(11,484)
Borgwarner, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	19	(1,231)	—	(1,231)
Boston Beer Co., Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	96	5,617	—	5,617
BP PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (28)	(1,934)	—	(1,934)
Bridgestone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,312	70	—	70
Bright Horizons Family Solutions(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(39)	9,907	—	9,907
Brighthouse Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	11	241	—	241
A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(127)	$ 33,040	$—	$ 33,040
Brinker International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	52	(25,742)	—	(25,742)
Bristol-Myers Squibb Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	(165)	—	(165)
British American Tobacco PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 16	(1,230)	—	(1,230)
Britvic PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 72	(13,633)	—	(13,633)
Broadcom, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	20	(387)	—	(387)
Brother Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 12,513	(2,067)	—	(2,067)
Brown-Forman Corp. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(43)	2,210	—	2,210
Brunswick Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	134	(21,507)	—	(21,507)
BT Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 42	(1,465)	—	(1,465)
Budweiser Brewing Co., APAC Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (965)	19,241	—	19,241
Bunge Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	(415)	—	(415)
Burberry Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (78)	12,937	—	12,937
C.H. Robinson Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	23	1,045	—	1,045
Cabot Oil&Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(114)	(5,584)	—	(5,584)
Caci International, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	100	(5,011)	—	(5,011)
Cadence Design Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	50	5,302	—	5,302
Canon, Inc,(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,600)	2,731	—	2,731
Cantel Medical Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	4,642	—	4,642
A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (40)	$ 17,195	$—	$ 17,195
Capital One Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	130	(40,362)	—	(40,362)
Capri Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	9	(3,912)	—	(3,912)
Carlisle Cos, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	72	(7,454)	—	(7,454)
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(48)	13,726	—	13,726
Carnival Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	58	(23,001)	—	(23,001)
Carter’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	49	(9,508)	—	(9,508)
Carvana Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(210)	10,850	—	10,850
Casey’s General Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	51	(11,655)	—	(11,655)
Casio Computer Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (954)	639	—	639
Catalent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(11)	(1,896)	—	(1,896)
CDK Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	73	(14,125)	—	(14,125)
CDW Corp. (M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	52	(2,618)	—	(2,618)
Centene Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(9)	(111)	—	(111)
Centennial Resource Development, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	15	(7,881)	—	(7,881)
CenterPoint Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(43)	6,174	—	6,174
Central Japan Railway Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,536	5,189	—	5,189
Centrica PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (36)	10,726	—	10,726
CenturyLink, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(56)	4,641	—	4,641
A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Ceridian HCM Holding, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(56)	$ 10,644	$—	$ 10,644
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (225)	62,126	—	62,126
Charles River Laboratories International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	203	(23,539)	—	(23,539)
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(8)	(881)	—	(881)
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(91)	5,299	—	5,299
Cheesecake Factory, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(9,690)	—	(9,690)
Chemours Co.(The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(40)	6,416	—	6,416
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(184)	21,744	—	21,744
Chevron Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(135)	16,796	—	16,796
Chipotle Mexican Grill, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(9)	(1,111)	—	(1,111)
Chubu Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,003	6,026	—	6,026
Chugoku Electric Power Co., Inc. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,446)	(2,065)	—	(2,065)
Church & Dwight Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	48	1,352	—	1,352
Church & Dwight Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	86	(7,360)	—	(7,360)
Cigna Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	22	3,223	—	3,223
Cimarex Energy Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(12)	(1,188)	—	(1,188)
Cinemark Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	61	(25,435)	—	(25,435)
Cintas Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	37	(11,410)	—	(11,410)
Cirrus Logic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	102	4,755	—	4,755
A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CIT Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	19	$ 1,925	$—	$ 1,925
Citizens Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(3,374)	—	(3,374)
Citrix Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	7,782	—	7,782
CK Asset Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 705	(3,507)	—	(3,507)
CK Hutchison Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 1,536	(37,261)	—	(37,261)
Clorox Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	58	(544)	—	(544)
Close Brothers Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 16	181	—	181
CLP Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 770	(12,167)	—	(12,167)
CMS Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(107)	10,899	—	10,899
CNX Resources Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	(64)	7,242	—	7,242
Coca-Cola Amatil Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 96	(11,112)	—	(11,112)
Coca-Cola Bottlers Japan Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (12,437)	(5,662)	—	(5,662)
Coca-Cola Co. (The)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 32	(6,204)	—	(6,204)
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(51)	(3,228)	—	(3,228)
Cognizant Technology Solutions Corp. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	72	(9,992)	—	(9,992)
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(128)	16,909	—	16,909
Colfax Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(30)	7,422	—	7,422
Colgate-Palmolive Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	127	(6,603)	—	(6,603)
Columbia Sportswear Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	16	221	—	221
A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Comerica, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	$ 285	$—	$ 285
Commercial Metals Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	168	14,543	—	14,543
CommScope Holding Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(43)	(4,627)	—	(4,627)
CommVault Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(15)	(2,538)	—	(2,538)
Compass Minerals International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(81)	15,486	—	15,486
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(138)	11,681	—	11,681
Conocophillips(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(95)	9,104	—	9,104
Cooper Cos., Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	34	(4,476)	—	(4,476)
Copa Holdings SA (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	5,154	—	5,154
Core Laboratories NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(48)	11,206	—	11,206
Corning, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(9)	(1,201)	—	(1,201)
Corteva, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(34)	(636)	—	(636)
COSMOS Pharmaceutical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,292)	(2,647)	—	(2,647)
Costco Wholesale Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	37	(2,056)	—	(2,056)
Coty, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	17	607	—	607
Coupa Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(32)	(3,945)	—	(3,945)
Covetrus, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(178)	24,751	—	24,751
Cracker Barrel Old Country Store, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	83	(21,887)	—	(21,887)
Crane Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	27	(4,250)	—	(4,250)
A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Credit Saison Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,897)	$ 12,715	$—	$ 12,715
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(73)	6,454	—	6,454
Croda International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (22)	782	—	782
CSX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(70)	3,584	—	3,584
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(21)	(646)	—	(646)
Cummins, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	109	(3,609)	—	(3,609)
Curtiss-Wright Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	106	(16,022)	—	(16,022)
CVS Health Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	88	(2,829)	—	(2,829)
Cyber Agent, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,776)	(9,933)	—	(9,933)
CYBG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (61)	33,807	—	33,807
D.R. Horton, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	104	(31,888)	—	(31,888)
Dai Nippon Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,136	252	—	252
Daicel Chemical Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,125	(1,356)	—	(1,356)
Daifuku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,040)	(16,229)	—	(16,229)
Daiichi Sankyo Co., Ltd.(m)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,557	(1,889)	—	(1,889)
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,379)	(7,141)	—	(7,141)
Daikin Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (14,465)	1,538	—	1,538
Dainippon SCREEN Mfg. Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (14,442)	28,546	—	28,546
Daiwa Securities Group(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,765)	779	—	779
A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	88	$(20,859)	$—	$(20,859)
Danaher Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	28	(588)	—	(588)
DaVita HealthCare Partners, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	95	(71)	—	(71)
Deckers Outdoor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	98	(16,946)	—	(16,946)
Deluxe Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	21	(1,882)	—	(1,882)
DeNa Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,038	(6,598)	—	(6,598)
Dentsply Sirona(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	(2,644)	—	(2,644)
Dentsu, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,746)	5,616	—	5,616
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(83)	16,418	—	16,418
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(33)	(335)	—	(335)
Dick’s Sporting Goods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	(12,872)	—	(12,872)
Dillards, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	148	(35,531)	—	(35,531)
Discover Financial Services(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	130	(45,186)	—	(45,186)
Discovery, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	34	(5,978)	—	(5,978)
Docusign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	(4,933)	—	(4,933)
Dollar General Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	34	(1,778)	—	(1,778)
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(101)	13,191	—	13,191
Dominion Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(105)	11,809	—	11,809
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (20)	977	—	977
A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Domtar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	54	$ (10,191)	$—	$ (10,191)
Dropbox, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	3	154	—	154
DS Smith PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (39)	4,750	—	4,750
Dunelm Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 41	(14,239)	—	(14,239)
Dunkin’ Brands Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(4)	(930)	—	(930)
Dycom Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(112)	(43,808)	—	(43,808)
Eagle Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	1,772	—	1,772
East Japan Railway Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 5,450	2,822	—	2,822
Easyjet PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (228)	118,379	—	118,379
Eaton Corp. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	73	(1,521)	—	(1,521)
eBay, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	112	(17,248)	—	(17,248)
EchoStar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	48	810	—	810
Edgewell Personal Care Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(105)	29,073	—	29,073
Edison International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(147)	18,060	—	18,060
Edwards Lifesciences Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	53	(673)	—	(673)
Eisai Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,816)	1,097	—	1,097
Elanco Animal Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(39)	2,427	—	2,427
Elastic NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	(705)	—	(705)
Electronic Arts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	82	(619)	—	(619)
A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
EMCOR Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	127	$(15,577)	$—	$(15,577)
Emerson Electric Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	37	(3,253)	—	(3,253)
Encompass Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(36)	3,141	—	3,141
Energizer Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(52)	15,953	—	15,953
Entegris, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(1,277)	—	(1,277)
EOG Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	3,167	—	3,167
EQT Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(90)	(1,055)	—	(1,055)
Equifax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(128)	20,127	—	20,127
Equitrans Midstream Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(115)	9,300	—	9,300
Erie Indemnity Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	275	—	275
Estee Lauder Cos., Inc. (The)(Class)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	85	(8,872)	—	(8,872)
Etsy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(10)	3,490	—	3,490
Euronet Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	14	(1,741)	—	(1,741)
Evercore, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(3,957)	—	(3,957)
Everest Re Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	174	(31,381)	—	(31,381)
Eversource Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	775	—	775
Evraz PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 55	(880)	—	(880)
Exact Sciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	2,229	—	2,229
Exelixis, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	107	(2,955)	—	(2,955)
A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Exelon Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	30	$ (3,708)	$—	$ (3,708)
Expedia, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	149	(51,982)	—	(51,982)
Exxon Mobil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(115)	11,009	—	11,009
F.N.B. Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(7)	691	—	691
F5 Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	71	(3,213)	—	(3,213)
Facebook, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	133	(2,528)	—	(2,528)
Fair Isaac Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	42	(1,087)	—	(1,087)
FamilyMart UNY Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (13,038)	14,169	—	14,169
FANCL Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (511)	288	—	288
Fanuc Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (8,078)	8,002	—	8,002
Fast Retailing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (5,312)	8,473	—	8,473
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	(45)	—	(45)
Federated Investors, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	117	(19,497)	—	(19,497)
FedEx Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(196)	(11,187)	—	(11,187)
Fidelity National Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	36	(12,650)	—	(12,650)
Fifth Third Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	58	(9,876)	—	(9,876)
Fireeye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(49)	7,622	—	7,622
First American Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	177	(50,754)	—	(50,754)
First Citizens BancShares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	82	(7,734)	—	(7,734)
A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
First Financial Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(54)	$ (5,733)	$—	$ (5,733)
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(47)	2,202	—	2,202
Five Below(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(156)	10,370	—	10,370
Five Below, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(153)	34,693	—	34,693
Floor & Decor Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(123)	36,247	—	36,247
Flowers Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	12	(614)	—	(614)
Fluor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(124)	7,773	—	7,773
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	(651)	—	(651)
Foot Locker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	53	(12,796)	—	(12,796)
Fortinet, Inc.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 298	29,962	—	29,962
Fortinet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	4,967	—	4,967
Fortive Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(13)	1,405	—	1,405
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	179	(41,137)	—	(41,137)
Fox Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(2,325)	—	(2,325)
Freeport-McMoRan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	16	23,504	—	23,504
FTI Consulting, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	86	5,654	—	5,654
Fuji Electric Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,450)	671	—	671
Fujitsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,366	(4,303)	—	(4,303)
Fukuoka Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,488	771	—	771
A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Gap, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	39	$(15,094)	$—	$(15,094)
Garmin Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(6)	(1,129)	—	(1,129)
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(48)	4,631	—	4,631
GATX Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	12	117	—	117
GCI Liberty, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(236)	20,249	—	20,249
General Dynamics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(3,365)	—	(3,365)
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(131)	4,293	—	4,293
General Mills, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	57	(1,436)	—	(1,436)
General Motors Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(2,714)	—	(2,714)
Gilead Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	111	6,815	—	6,815
GlaxoSmithKline PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 26	(636)	—	(636)
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (14)	3,433	—	3,433
Global Payments, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(32)	4,698	—	4,698
Globus Medical, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	65	5,594	—	5,594
GMO Payment Gateway, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,242)	(2,668)	—	(2,668)
GoDaddy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(27)	1,161	—	1,161
Graftech International Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	(3)	(851)	—	(851)
Graham Holdings Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	166	(41,481)	—	(41,481)
Graphic Packaging Holding Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	33	(2,471)	—	(2,471)
A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Green Dot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(92)	$ 13,483	$—	$ 13,483
GrubHub, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(56)	9,263	—	9,263
Guardant Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(89)	(3,263)	—	(3,263)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(50)	2,418	—	2,418
Gungho Online Entertainment, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 14,265	(8,385)	—	(8,385)
GVC Holdings PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 15	(3,647)	—	(3,647)
H&R Block, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	71	(18,229)	—	(18,229)
Hain Celestial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(55)	(9,628)	—	(9,628)
Hakuhodo DY Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,226	(317)	—	(317)
Halliburton Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(51)	8,129	—	8,129
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (71)	2,944	—	2,944
Hamamatsu Photonics K.K. (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,734)	(4,926)	—	(4,926)
Hanesbrands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	30	(8,933)	—	(8,933)
Hang Lung Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 183	(1,194)	—	(1,194)
Hanover Insurance Group, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	55	(9,736)	—	(9,736)
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (48)	(4,671)	—	(4,671)
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	7,378	—	7,378
Hartford Financial Services Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	90	(21,451)	—	(21,451)
Harvey Norman Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 147	(11,438)	—	(11,438)
A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hasbro, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	13	$ 1,064	$—	$ 1,064
Haseko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,416	(4,762)	—	(4,762)
Hawaiian Electric Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	7	(36)	—	(36)
Hays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 42	(1,720)	—	(1,720)
HCA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	87	(20,033)	—	(20,033)
HD Supply, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(6)	(1,035)	—	(1,035)
HealthEquity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(193)	15,545	—	15,545
Helen of Troy(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/21/25	32	486	—	486
Helmerich & Payne, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	8	691	—	691
Henderson Land Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 446	(9,354)	—	(9,354)
Henry Schein, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	109	(9,979)	—	(9,979)
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(166)	1,352	—	1,352
Hikari Tsushin, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,933)	1,280	—	1,280
Hill-Rom Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	44	5,811	—	5,811
Hilton Grand Vacations, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	(4)	(791)	—	(791)
Hilton Worldwide Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(7)	(493)	—	(493)
Hino Motors, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 5,195	(10,449)	—	(10,449)
Hisamitsu Pharmaceutical Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (867)	(1,278)	—	(1,278)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (113)	25,358	—	25,358
A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hitachi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,941	$ (5,398)	$—	$ (5,398)
Hitachi Metals Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,690)	2,195	—	2,195
HKT Trust and HKT Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 206	(3,471)	—	(3,471)
Hollyfrontier Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	98	3,572	—	3,572
Home Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(21)	3,193	—	3,193
Hong Kong & China Gas Co. Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (1,590)	30,447	—	30,447
Horizon Therapeutics PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(2,327)	—	(2,327)
Howden Joinery Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 76	(12,873)	—	(12,873)
Howmet Aerospace, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	47	(13,920)	—	(13,920)
Hoya Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,726	(427)	—	(427)
Hubbell, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	62	(3,726)	—	(3,726)
HubSpot, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(35)	2,310	—	2,310
Humana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	173	(11,571)	—	(11,571)
Huntington Ingalls Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	95	(6,130)	—	(6,130)
Hysan Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 227	(92)	—	(92)
IAA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(186)	41,921	—	41,921
Ibiden Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,486)	(4,490)	—	(4,490)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/21/20	(4,400)	(496,739)	—	(496,739)
Idemitsu Kosan Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY (482)	73	—	73
A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
IHI Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,169)	$ 30,564	$—	$ 30,564
II-VI, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(135)	(26,193)	—	(26,193)
Illumina, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(63)	(3,223)	—	(3,223)
Inchcape PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 41	(11,545)	—	(11,545)
Incyte Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	2,326	—	2,326
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (10)	2,781	—	2,781
Ingersoll Rand, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	(894)	—	(894)
Ingevity Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	2,246	—	2,246
Ingredion, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	123	(5,958)	—	(5,958)
Inpex Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,822	(8,093)	—	(8,093)
Insperity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(164)	63,414	—	63,414
Insulet Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(110)	4,106	—	4,106
Insurance Australia Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (156)	2,971	—	2,971
Intel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	123	7,796	—	7,796
Interdigital, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(130)	9,224	—	9,224
intermediate Capital Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (17)	7,181	—	7,181
International Business Machines Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	79	(4,589)	—	(4,589)
International Game Technology(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(4)	2,015	—	2,015
International Paper Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	45	(1,620)	—	(1,620)
A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Interpublic Group of Companies, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	24	$ (2,711)	$—	$ (2,711)
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (23)	911	—	911
Intuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	46	(5,317)	—	(5,317)
Investec PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 69	(35,756)	—	(35,756)
Ionis Pharmacruticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	1,895	—	1,895
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(85)	4,835	—	4,835
IQVIA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	(7,399)	—	(7,399)
Isetan Mitsukoshi Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (8,787)	(2,189)	—	(2,189)
Isuzu Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 9,306	(13,494)	—	(13,494)
Itochu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 18,845	998	—	998
Itochu Techno-Solutions Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 555	609	—	609
ITT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	48	(2,212)	—	(2,212)
J Sainsbury PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (22)	(503)	—	(503)
J.B. Hunt Transport Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(23)	(1,755)	—	(1,755)
J.M. Smucker Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	66	2,014	—	2,014
j2 Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	117	(15,150)	—	(15,150)
Jabil Circuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	131	(20,381)	—	(20,381)
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (35)	5,965	—	5,965
Janus Henderson Group PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	23	(3,151)	—	(3,151)
A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Japan Airlines Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 12,572	$ (18,135)	$—	$ (18,135)
Japan Airport Terminal Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (16,840)	2,939	—	2,939
Jazz Pharmaceuticals PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	114	(11,074)	—	(11,074)
JD Sports Fashion PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 67	(24,832)	—	(24,832)
Jefferies Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(31)	6,674	—	6,674
JetBlue Airways Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	181	(59,977)	—	(59,977)
JFE Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 553	(618)	—	(618)
JGC Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 13,565	(12,020)	—	(12,020)
John Wiley & Sons, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	33	89	—	89
John Wood Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 8	(4,061)	—	(4,061)
Johnson & Johnson(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	57	(2,236)	—	(2,236)
Johnson Controls International PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	6	(678)	—	(678)
JPMorgan Chase & Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	15	(1,145)	—	(1,145)
JPMorgan Long EMU Value Index(Q)	3 Month EURIBOR -14bps(Q)	JPMorgan Chase Bank, N.A.	7/27/20	EUR 924	(256,452)	—	(256,452)
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	7/27/20	852	(219,092)	—	(219,092)
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	7/27/20	1,113	(315,029)	—	(315,029)
JPMorgan Short European Low Volatility Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/27/20	EUR (596)	103,169	—	103,169
JPMorgan Short European Low Volatility Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/27/20	EUR (242)	33,407	—	33,407
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	9/11/20	(433)	35,895	—	35,895
A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	9/11/20	(380)	$ 31,540	$—	$ 31,540
JPMorgan Short U.S. Momentum Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	2/01/21	(464)	86,754	—	86,754
JPMorgan Short U.S. Momentum Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	2/01/21	(414)	68,624	—	68,624
Juniper Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	30	(1,194)	—	(1,194)
Kamigumi Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,197	(2,695)	—	(2,695)
Kansai Electric Power Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (5,728)	(3,964)	—	(3,964)
Kansai Paint Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,634)	1,927	—	1,927
Kansas City Southern Railway Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	(749)	—	(749)
KDDI Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 23,018	(315)	—	(315)
Keihan Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (3,252)	(5,191)	—	(5,191)
Keikyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,606)	(10,788)	—	(10,788)
Keio Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (11,223)	(25,171)	—	(25,171)
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(77)	(4,409)	—	(4,409)
Kerry Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 412	(3,297)	—	(3,297)
Keyence Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,384)	(4,451)	—	(4,451)
Kikkoman Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (12,852)	627	—	627
Kimberly-Clay Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	193	(18,070)	—	(18,070)
Kinden Morgan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,669	4,228	—	4,228
Kinder Morgan, Inc. (Class P)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(84)	11,308	—	11,308
A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kingfisher PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 20	$ (3,101)	$—	$ (3,101)
Kintetsu Group Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (8,480)	(12,903)	—	(12,903)
Kirby Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(146)	14,918	—	14,918
KLA Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	19	(153)	—	(153)
Knight-Swift Transportation Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(103)	(5,076)	—	(5,076)
Kobe Bussan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (11,097)	(2,968)	—	(2,968)
Kobe Steel, Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,866)	100	—	100
Kohl’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	70	(36,012)	—	(36,012)
Koito Manufacturing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,690	1,336	—	1,336
Komatsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,359	(881)	—	(881)
Konami Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,476	(1,440)	—	(1,440)
Kose Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (14,246)	(1,049)	—	(1,049)
Kosmos Energy Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	27	16,169	—	16,169
Kraft Foods, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	14	(922)	—	(922)
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(15)	2,897	—	2,897
Kroger Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	110	(3,972)	—	(3,972)
Kyocera Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,621	(1,282)	—	(1,282)
Kyushu Electric Power Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,676)	(6,054)	—	(6,054)
Kyushu Railway Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 9,966	3,345	—	3,345
A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
L Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	$ 10,550	$—	$ 10,550
L3Harris Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	(4)	(579)	—	(579)
Laboratory Corp. of America Holdings(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	44	(12,425)	—	(12,425)
Lam Research Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	78	(7,750)	—	(7,750)
Lamb Weston Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	(16,161)	—	(16,161)
Lasertec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,530)	(4,519)	—	(4,519)
Lear Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	47	(5,625)	—	(5,625)
LendingTree, Inc.(M)	1 Day USOIS -36.90 bps(M)	Goldman Sachs International	4/17/20	(254)	68,498	—	68,498
Lennar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	60	(18,505)	—	(18,505)
Lennox International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(106)	25,778	—	25,778
Liberty Broadband Corp. (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(137)	4,162	—	4,162
Liberty Global PLC (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(66)	4,067	—	4,067
Lincoln National Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	32	(5,439)	—	(5,439)
Lions Gate Entertainment Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(66)	2,308	—	2,308
Livanova PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(98)	31,514	—	31,514
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	2,165	—	2,165
LiveRamp Holdings Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(123)	(6,241)	—	(6,241)
Lixil Group Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,112)	2,505	—	2,505
LKQ Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	39	(8,796)	—	(8,796)
A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Lockheed Martin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	93	$ (3,453)	$—	$ (3,453)
LogMeIn, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	52	810	—	810
Louisiana-Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(81)	22,175	—	22,175
Lowes Cos, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(67)	7,734	—	7,734
LPL Financial Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	24	(539)	—	(539)
Lululemon Athletica, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	(276)	—	(276)
Lumentum Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(35)	(123)	—	(123)
LyondellBasell Industries NV (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	98	(14,320)	—	(14,320)
M&G PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 93	(27,895)	—	(27,895)
Mabuchi Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,501	(8,510)	—	(8,510)
Macy’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	183	(84,542)	—	(84,542)
Madison Square Garden Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(98)	4,676	—	4,676
Makita Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (3,685)	1,166	—	1,166
Manhattan Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	87	(17,017)	—	(17,017)
Manpowergroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	208	(44,751)	—	(44,751)
Marathon Petroleum Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	54	(16,187)	—	(16,187)
MarketAxess Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(3)	(534)	—	(534)
Marriott International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(74)	20,145	—	20,145
Marsh & Mclennan(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(93)	12,521	—	12,521
A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(36)	$ (5,714)	$—	$ (5,714)
Marubeni Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 14,796	(13,882)	—	(13,882)
Marui Group Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (5,341)	5,328	—	5,328
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(25)	(360)	—	(360)
Masco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	68	(7,747)	—	(7,747)
MasTec, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	135	(15,078)	—	(15,078)
Matador Resources Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	53	18,078	—	18,078
Match Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	916	—	916
Mattel, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(89)	9,610	—	9,610
Maximus, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	40	(1,722)	—	(1,722)
MAXorgan.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(525)	—	(525)
Mazda Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,333	(4,027)	—	(4,027)
McDonald’s Corp.(Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (964)	(58)	—	(58)
McKesson Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	1,385	—	1,385
Mebuki Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,119	2,745	—	2,745
Medibank Private(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (133)	2,232	—	2,232
Medipal Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,334	8,061	—	8,061
MEDNAX, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	2,801	—	2,801
Medtronic PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	94	(1,704)	—	(1,704)
A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Meggitt PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 23	$ (8,482)	$—	$ (8,482)
Melco International Development Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 193	(6,190)	—	(6,190)
Melrose Industries PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 30	(17,946)	—	(17,946)
Mercari, Inc.(M)	1 Day TONAT -500 bps(M)	Goldman Sachs International	4/17/20	JPY (6,995)	3,171	—	3,171
Merck & Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	60	896	—	896
Meredith Corp.(M)	1 Day USOIS -31.9 bps(M)	Goldman Sachs International	4/17/20	(24)	10,724	—	10,724
Metlife, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	160	(10,212)	—	(10,212)
Mettler Toledo International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	10	311	—	311
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(15)	4,961	—	4,961
Micro Focus International PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 86	(35,211)	—	(35,211)
Micron Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	72	(5,682)	—	(5,682)
Microsoft Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	59	2,793	—	2,793
Miller Herman, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	229	(42,182)	—	(42,182)
Minth Group Ltd.(M)	1 Day HONIX -75 bps(M)	Goldman Sachs International	4/17/20	HKD (486)	24,500	—	24,500
MISUMI Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (11,524)	(9,795)	—	(9,795)
Mitsubishi Chemical Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,497	265	—	265
Mitsubishi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,966	(1,497)	—	(1,497)
Mitsubishi Electric Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,978	3,827	—	3,827
Mitsubishi Gas Chemical Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 10,180	(11,524)	—	(11,524)
A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mitsubishi Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,242	$ (3,370)	$—	$ (3,370)
Mitsubishi Logistics, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (688)	433	—	433
Mitsubishi Motors Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,440)	1,044	—	1,044
Mitsubishi UFJ Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,903	(910)	—	(910)
Mitsui & Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 9,055	(4,849)	—	(4,849)
Mitsui Chemicals, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,603	(4,645)	—	(4,645)
Mitsui OSK Lines Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,813	(3,847)	—	(3,847)
Mitsui Trust Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,392	1,400	—	1,400
Moderna, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(40)	(9,407)	—	(9,407)
Mohawk Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	(24,756)	—	(24,756)
Molina Healthcare, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	92	4,802	—	4,802
Molson Coors Brewing Co. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	100	(9,304)	—	(9,304)
Mondi PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (83)	8,914	—	8,914
Moneysupermarket.com Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 73	2,960	—	2,960
MongoDB, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(77)	(5,266)	—	(5,266)
Monotaro Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (13,145)	(18,097)	—	(18,097)
Monster Beverage Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(2,582)	—	(2,582)
Morgan Stanley Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	101	(9,436)	—	(9,436)
Mosaic Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(67)	5,822	—	5,822
A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Motorola Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	$ 5,212	$—	$ 5,212
MS&AD Insurance Group Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 12,646	(598)	—	(598)
MSCI Canadian Net Return Index(T)	–	Goldman Sachs International	6/17/20	CAD (341)	12,654	—	12,654
MSCI Index(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	22	2,707	—	2,707
MSCI Italy Net Return Index(T)	–	Goldman Sachs International	4/17/20	EUR 7	(1,365)	—	(1,365)
MSCI Spain Net Return Index(T)	–	Goldman Sachs International	4/17/20	EUR 995	(203,816)	—	(203,816)
MSCI Switzerland Net Return Index(M)	–	Goldman Sachs International	6/19/20	CHF 973	30,289	—	30,289
MSCI United Kingdom Net Return Index(T)	–	Goldman Sachs International	6/17/20	GBP (256)	(11,604)	—	(11,604)
MTR Corp. Ltd.(C)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (249)	1,255	—	1,255
Murphy Oil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	7,225	—	7,225
Murphy USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	23	(5,674)	—	(5,674)
My Travel Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (21)	4,034	—	4,034
Mylan NV(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	94	2,689	—	2,689
Nankai Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,049)	(5,385)	—	(5,385)
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(251)	8,556	—	8,556
National Grid PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP (3)	(508)	—	(508)
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(144)	16,562	—	16,562
Navient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	82	(13,464)	—	(13,464)
NCR Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	7	3,450	—	3,450
A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nektar Therapeutics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(119)	$ (2,263)	$—	$ (2,263)
NetApp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(27)	(1,447)	—	(1,447)
Netflix, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(91)	(7,601)	—	(7,601)
Neurocrine Biosciences, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	112	—	112
New Jersey Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(125)	2,981	—	2,981
New Relic, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(25)	153	—	153
New World Development Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 216	(2,081)	—	(2,081)
New York Times Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(39)	3,648	—	3,648
Newcrest Mining Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (40)	3,501	—	3,501
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(83)	2,437	—	2,437
NewMarket Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	52	(2,479)	—	(2,479)
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(74)	3,858	—	3,858
News Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(80)	9,227	—	9,227
Nexon Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,445	9,736	—	9,736
Next PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 111	(32,684)	—	(32,684)
NextEra Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(6)	475	—	475
NGK Spark Plug Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (3,803)	1,242	—	1,242
NH Foods Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 9,312	(1,618)	—	(1,618)
NHK Spring Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,273	54	—	54
A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nidec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (33,696)	$ 34,722	$—	$ 34,722
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(115)	15,150	—	15,150
Nikon Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,582	432	—	432
Ninety One PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 17	6,837	—	6,837
Nippon Express Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,024	9,661	—	9,661
Nippon Paint Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,220)	(9,905)	—	(9,905)
Nippon Shinyaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,372)	(11,405)	—	(11,405)
Nippon Shokubai Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,116	(1,180)	—	(1,180)
Nippon Telegraph & Telephone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 14,268	8,431	—	8,431
Nippon Yusen KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,494)	10,249	—	10,249
Nisource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(188)	18,388	—	18,388
Nissin Foods Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,866)	(4,204)	—	(4,204)
Nitto Denko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 5,030	(1,584)	—	(1,584)
NMC Health PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 91	(100,304)	—	(100,304)
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(264)	82,260	—	82,260
Nomura Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,817)	(1,417)	—	(1,417)
Nomura Research Institute Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,149	1,335	—	1,335
Nordstrom, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	80	(29,963)	—	(29,963)
Norfolk Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(76)	4,208	—	4,208
A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Northrop Grumman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	51	$ (1,749)	$—	$ (1,749)
NorthWestern Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	71	(12,497)	—	(12,497)
Norwegian Cruise Line Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	46	(20,488)	—	(20,488)
Now, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(23)	6,312	—	6,312
NRG Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(118)	11,380	—	11,380
NSK Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,601	(234)	—	(234)
NTT Data Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,765	(3,384)	—	(3,384)
Nu Skin Enterprises, Inc. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	163	(8,746)	—	(8,746)
Nuance Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	73	(9,891)	—	(9,891)
Nucor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	48	2,365	—	2,365
Nutanix, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(27)	589	—	589
NuVasive, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	78	(1,778)	—	(1,778)
NVR, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	47	(13,822)	—	(13,822)
NWS Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 89	(740)	—	(740)
Obayashi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 22,939	(8,305)	—	(8,305)
OBIC Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,744)	(591)	—	(591)
Ocado Group(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (46)	(6,895)	—	(6,895)
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(144)	9,253	—	9,253
Odakyu Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (13,083)	(27,488)	—	(27,488)
A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Oji Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,846	$ 9,744	$—	$ 9,744
Okta, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(36)	(2,279)	—	(2,279)
Old Dominion Freight Line, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	(2,035)	—	(2,035)
Old Republic International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	27	(4,913)	—	(4,913)
OLIN Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(70)	(5,555)	—	(5,555)
Ollie’S Bargain Outlet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(170)	2,386	—	2,386
Olympus Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (757)	1,271	—	1,271
Omnicom Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	(5,397)	—	(5,397)
OneMain Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	32	(11,912)	—	(11,912)
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(70)	29,746	—	29,746
Oracle Corp. Japan(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	84	4,229	—	4,229
Oracle Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 790	1,373	—	1,373
Oriental Land Co., Ltd(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,357)	(4,395)	—	(4,395)
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (115)	17,046	—	17,046
Orix Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,319	(11,190)	—	(11,190)
Osaka Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 12,323	26,804	—	26,804
Oshkosh Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	89	2,352	—	2,352
Otsuka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,210	(99)	—	(99)
Otsuka Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,104	1,495	—	1,495
A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Owens Corning, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	244	$(41,986)	$—	$(41,986)
Owens-Illinois, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(141)	(10,221)	—	(10,221)
Paccar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	79	285	—	285
Packaging Corp. of America(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	93	3,863	—	3,863
Papa John’s Intl, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(26)	386	—	386
Park24 Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (23,556)	44,953	—	44,953
Patterson Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	7	(1,971)	—	(1,971)
Patterson-UTI Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	10	(124)	—	(124)
PayPal Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	1,640	—	1,640
PBF Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	118	(56,150)	—	(56,150)
Pegasystems(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	1,805	—	1,805
Penn National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	19	(2,783)	—	(2,783)
Pennon Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 103	2,159	—	2,159
Penske Automotive Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	(11,226)	—	(11,226)
Pentair PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(25)	4,104	—	4,104
Penumbra, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(126)	7,466	—	7,466
PepsiCo., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	75	(5,784)	—	(5,784)
Peptidream, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,425)	6,352	—	6,352
Persimmon PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 32	(9,145)	—	(9,145)
A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Persol Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (15,052)	$ 20,898	$—	$ 20,898
Perspecta, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	13	(2,162)	—	(2,162)
Pfizer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	617	(20,476)	—	(20,476)
Philip Morris International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	82	(7,508)	—	(7,508)
Pigeon Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,005)	(22,495)	—	(22,495)
Pilgrim’s Pride Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	132	(13,078)	—	(13,078)
Planet Fitness (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(54)	8,215	—	8,215
Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	1,248	—	1,248
Pluralsight, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(100)	19,877	—	19,877
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(111)	21,696	—	21,696
Polaris Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	78	(26,927)	—	(26,927)
Polyone Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	4	903	—	903
Pool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	70	(4,258)	—	(4,258)
Popular, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	75	(6,131)	—	(6,131)
Power Assets Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 326	(6,439)	—	(6,439)
Pra Health Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	(6,662)	—	(6,662)
Premier, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	(2,007)	—	(2,007)
Prestige Consumer Healthcare, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	312	—	312
Primerica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(73)	7,934	—	7,934
A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Procter & Gamble Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	210	$(10,956)	$—	$(10,956)
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(39)	968	—	968
PulteGroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	143	(59,001)	—	(59,001)
Pure Storage, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(182)	18,012	—	18,012
PVH Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	118	(44,539)	—	(44,539)
Qantas Airways Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (15)	(3,314)	—	(3,314)
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (131)	16,614	—	16,614
Qorvo, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	51	(5,322)	—	(5,322)
QUALCOMM, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	59	(4,087)	—	(4,087)
Quanta Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	19	(837)	—	(837)
Qube Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (6)	(728)	—	(728)
Quest Diagnostics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	88	(19,944)	—	(19,944)
Quilter PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (6)	(1,203)	—	(1,203)
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	19,855	—	19,855
Rakuten, Inc. NPV(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (14,352)	(4,817)	—	(4,817)
Ralph Lauren Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	25	(7,308)	—	(7,308)
Ramsay Health Care Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (67)	3,205	—	3,205
Range Resources Corp.(M)	1 Day USOIS -93.6 bps(M)	Goldman Sachs International	4/17/20	(79)	2,357	—	2,357
Raymond James Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	(992)	—	(992)
A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (144)	$(13,772)	$—	$(13,772)
Recruit Holdings, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (5,426)	9,085	—	9,085
Regal Beloit Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	156	(11,764)	—	(11,764)
Regeneron Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	92	2,687	—	2,687
Reinsurance Group of America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	30	(4,712)	—	(4,712)
Reliance Steel & Aluminum Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	108	(6,784)	—	(6,784)
RELX PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 37	(138)	—	(138)
RenaissanceRe Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	57	(4,276)	—	(4,276)
Renesas Electronics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,983)	16,882	—	16,882
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (5)	1,094	—	1,094
Repligen Corp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(86)	(5,328)	—	(5,328)
Resideo Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(144)	60,333	—	60,333
Resona Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 13,529	(1,229)	—	(1,229)
Ricoh, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,621)	8,073	—	8,073
Rightmove PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 30	(5,514)	—	(5,514)
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(23)	(262)	—	(262)
Rio Tinto PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 6	1,460	—	1,460
Robert Half International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	123	(19,127)	—	(19,127)
Rockwell Automation, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(30)	339	—	339
A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Rohm Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 520	$ 675	$—	$ 675
Rohto Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 604	(133)	—	(133)
Roku, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(75)	6,822	—	6,822
Rollins, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(87)	4,856	—	4,856
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (138)	69,260	—	69,260
Roper Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	(8)	(1,506)	—	(1,506)
Ross Store, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	6	(594)	—	(594)
Royal Caribbean Cruises Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	(10,737)	—	(10,737)
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(90)	7,100	—	7,100
Royal Mail PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 106	(25,679)	—	(25,679)
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (76)	10,724	—	10,724
Ryder System, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(98)	14,433	—	14,433
Ryohin Keikaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (11,885)	8,145	—	8,145
Sage Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(64)	22,486	—	22,486
Sally Beauty Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	64	(19,889)	—	(19,889)
Sanderson Farms, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	20	(1,028)	—	(1,028)
Sands China Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 79	(1,464)	—	(1,464)
Sankyu, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,862	68	—	68
Santander Consumer USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	(9,442)	—	(9,442)
A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Santos Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 9	$ (1,791)	$—	$ (1,791)
Sawai Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 11,020	5,202	—	5,202
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(296)	66,771	—	66,771
Schneider National, Inc	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(10)	(1,214)	—	(1,214)
Schroders PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (9)	(342)	—	(342)
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	201	—	201
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	69	(3,897)	—	(3,897)
Scientific Games International, Inc.(M)	1 Day USOIS -35 bps(M)	Goldman Sachs International	4/17/20	(56)	7,002	—	7,002
SCSK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,128	(1,892)	—	(1,892)
Seagate Technology PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	47	4,256	—	4,256
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(118)	15,445	—	15,445
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (161)	22,490	—	22,490
Sega Sammy Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,314)	273	—	273
Sekisui House Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 19,236	(12,005)	—	(12,005)
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(83)	10,319	—	10,319
Semtech Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	(550)	—	(550)
Sensata Technologies Holding NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	5,891	—	5,891
Service Corp. International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(19)	4,279	—	4,279
ServiceMaster Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(170)	33,630	—	33,630
A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Seven & i Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,007	$ (1,301)	$—	$ (1,301)
Seven Bank Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,865)	(1,368)	—	(1,368)
Severn Trent PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (42)	3,471	—	3,471
SG Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,643)	(3,778)	—	(3,778)
Sharp Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (14,100)	1,987	—	1,987
Shimadzu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,529)	(6,834)	—	(6,834)
Shimamura Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 10,170	(3,979)	—	(3,979)
Shimano, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (4,467)	(1,391)	—	(1,391)
Shimizu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 21,933	(1,613)	—	(1,613)
Shin-Etsu Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,111	(354)	—	(354)
Shinsei Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,429	11,167	—	11,167
Shionogi, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,606	(1,211)	—	(1,211)
Shiseido Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (17,101)	(204)	—	(204)
Showa Denko KK(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 4,299	5,181	—	5,181
Silgan Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	81	1,039	—	1,039
Sinclair Broadcast Group, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	10	(1,920)	—	(1,920)
Sinclair Broadcast Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	12,891	—	12,891
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	23,631	—	23,631
SJM Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 356	(8,659)	—	(8,659)
A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Skechers USA, Inc. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	67	$ (9,684)	$—	$ (9,684)
Skyworks Solutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	79	952	—	952
Smartsheet, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(54)	(3,160)	—	(3,160)
SMC Corp./Japan(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (3,882)	(5,757)	—	(5,757)
Smith & Nephew PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 8	(70)	—	(70)
Snap, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(108)	(6,280)	—	(6,280)
Snap-on, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	80	(13,988)	—	(13,988)
SoftBank Group (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (6,426)	6,618	—	6,618
Sojitz Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 10,665	(6,041)	—	(6,041)
SolarEdge Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	55	(13,847)	—	(13,847)
Sompo Japan Insurance, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,400	(69)	—	(69)
Sonoco Products Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	22	(725)	—	(725)
Sony Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (12,480)	11,954	—	11,954
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(60)	6,192	—	6,192
Southwest Gas Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(65)	(5,383)	—	(5,383)
Spectris PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 8	(390)	—	(390)
Spectrum Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	107	(32,063)	—	(32,063)
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (18)	492	—	492
Spirit AeroSystems Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	155	(66,776)	—	(66,776)
A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(72)	$ 1,124	$—	$ 1,124
Spotify Technology SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(86)	10,602	—	10,602
Sprouts Farmers Market, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	75	9,728	—	9,728
Square, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(84)	17,035	—	17,035
SS&C Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	64	(5,280)	—	(5,280)
SSE PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (50)	6,333	—	6,333
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (105)	19,179	—	19,179
Standard Chartered PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (13)	560	—	560
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (34)	3,502	—	3,502
Stanley Electric Co, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,622	(1,214)	—	(1,214)
Star Entertainment Group Ltd. (The)(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 21	(4,259)	—	(4,259)
State Street Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	127	468	—	468
Steel Dynamics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	127	9,353	—	9,353
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(154)	17,516	—	17,516
Steris Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	65	(2,567)	—	(2,567)
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(23)	5,045	—	5,045
Stifel Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	74	(2,442)	—	(2,442)
Sugi Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,560	3,055	—	3,055
Sumitomo Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,096	(5,850)	—	(5,850)
A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Sumitomo Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,360	$ (1,718)	$—	$ (1,718)
Sumitomo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,710	(6,951)	—	(6,951)
Sumitomo Dainippon Pharma Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,556	(1,320)	—	(1,320)
Sumitomo Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,615	(5,111)	—	(5,111)
Sun Hung Kai Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 748	(2,234)	—	(2,234)
Sundrug Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 609	830	—	830
Suntory Beverage & Food Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 5,194	780	—	780
Suzuken Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,775	10,079	—	10,079
Suzuki Motor Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,103)	3,181	—	3,181
Swire Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (598)	2,083	—	2,083
Switch, Inc. (Class A)(M)	1 Day USOIS -39 bps(M)	Goldman Sachs International	4/17/20	(89)	(6,671)	—	(6,671)
Symantec Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	150	11,559	—	11,559
Synaptics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	68	(8,297)	—	(8,297)
Synchrony Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	151	(53,794)	—	(53,794)
Syneos Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	(6,653)	—	(6,653)
SYNNEX Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	225	(69,242)	—	(69,242)
Synopsys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	45	383	—	383
Synovus Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(10)	3,460	—	3,460
Sysco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	32	(6,958)	—	(6,958)
A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Sysmex Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (3,781)	$ (7,867)	$—	$ (7,867)
T&D Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (8,036)	(2,710)	—	(2,710)
T. Rowe Price Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	48	(1,999)	—	(1,999)
Taiheiyo Cement Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 907	(1,596)	—	(1,596)
Taisho Pharmaceutical Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,833	1,497	—	1,497
Takashimaya Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,278	1,328	—	1,328
Takeaway.com(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (25)	1,039	—	1,039
Takeda Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (13,248)	16,635	—	16,635
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(163)	81,106	—	81,106
Target Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	156	(16,579)	—	(16,579)
Tate & Lyle PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 104	(4,986)	—	(4,986)
Taylor Wimpey PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 96	(43,904)	—	(43,904)
TDK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,640	(8,814)	—	(8,814)
TE Connectivity Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	80	(12,245)	—	(12,245)
Tegna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	8	(3,041)	—	(3,041)
Teijin Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 10,949	6,282	—	6,282
Teledyne Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	47	(1,026)	—	(1,026)
Telephone & Data Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	42	(215)	—	(215)
Telstra Corp. Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 11	(853)	—	(853)
A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(55)	$18,760	$—	$18,760
Teradata Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	(161)	—	(161)
Teradyne, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	58	(956)	—	(956)
Terex Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	(6,352)	—	(6,352)
Terumo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,358)	(1,091)	—	(1,091)
Tesco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (102)	5,932	—	5,932
Tesla, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(205)	29,167	—	29,167
Tetra Tech, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	17	(1,177)	—	(1,177)
Texas Capital Bancshares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	394	—	394
Texas Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	66	(3,219)	—	(3,219)
Texas Roadhouse, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	34	(2,181)	—	(2,181)
Textron, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	56	(8,001)	—	(8,001)
The Chiba Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,127	651	—	651
Thor Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(29)	5,072	—	5,072
Timken Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	88	(9,995)	—	(9,995)
Toho Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 688	2,762	—	2,762
Tohoku Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,691	4,437	—	4,437
Tokyo Broadcasting System Television, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 3,138	(1,055)	—	(1,055)
Tokyo Electric Power Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 17,366	(835)	—	(835)
A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Tokyo Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 12,597	$ 19,534	$—	$ 19,534
Tokyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (2,155)	(1,850)	—	(1,850)
Toll Brothers, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	25	(10,803)	—	(10,803)
Toppan Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 20,851	(2,407)	—	(2,407)
Toshiba Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (26,336)	31,206	—	31,206
Tosoh Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 16,067	(8,646)	—	(8,646)
Toto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,904)	7,235	—	7,235
Toyo Seikan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 10,373	(17,667)	—	(17,667)
Toyo Suisan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 7,461	18,243	—	18,243
Toyoda Gosei Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,211	(876)	—	(876)
Toyota Tsusho Corp. (M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 8,573	(8,068)	—	(8,068)
Trade Desk, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(13)	1,922	—	1,922
Trane Technologies PLC	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	29	(6,138)	—	(6,138)
Transdigm Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(71)	20,828	—	20,828
Transocean Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(111)	26,362	—	26,362
Transurban Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (60)	(6,881)	—	(6,881)
Travelers Companies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	44	(6,437)	—	(6,437)
Treasury Wine Estates(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/17/20	AUD 107	4,412	—	4,412
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(60)	(15,827)	—	(15,827)
A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Trex Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(92)	$ 12,333	$—	$ 12,333
TRI Pointe Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	67	(22,367)	—	(22,367)
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(13)	1,526	—	1,526
Trinity Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(63)	4,019	—	4,019
TripAdvisor, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	(10,400)	—	(10,400)
Tsuruha Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (1,230)	(1,806)	—	(1,806)
Tui Group(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 13	(4,146)	—	(4,146)
Twilio, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(100)	1,465	—	1,465
Twitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	49	(11,897)	—	(11,897)
Tyson Foods, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	129	(5,611)	—	(5,611)
Ubiquiti Networks(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(83)	(8,734)	—	(8,734)
UGI Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(48)	13,040	—	13,040
Umpqua Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	13	(196)	—	(196)
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(60)	10,702	—	10,702
Unicharm Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (9,692)	(14,983)	—	(14,983)
Union Pac Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(68)	(2,600)	—	(2,600)
United Airlines Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	115	(38,927)	—	(38,927)
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(53)	3,493	—	3,493
United Parcel Service, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(135)	(8,971)	—	(8,971)
A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
United States Cellular Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	12	$ 866	$—	$ 866
United States Steel Corp.(M)	1 Day USOIS -80 bps(M)	Goldman Sachs International	4/17/20	(32)	(1,487)	—	(1,487)
United Technologies Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	36	(6,645)	—	(6,645)
United Therapeutics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	114	2,128	—	2,128
United Utilities Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP 150	(3,865)	—	(3,865)
UnitedHealth Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	16	(1,379)	—	(1,379)
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(255)	40,368	—	40,368
Universal Display Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(14)	1,508	—	1,508
Universal Health Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	136	(18,364)	—	(18,364)
Unum Group(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	118	(15,255)	—	(15,255)
Urban Outfitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	11	(1,252)	—	(1,252)
US Foods Holding Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	162	(57,201)	—	(57,201)
Valero Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	70	(15,635)	—	(15,635)
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(27)	1,084	—	1,084
Valmont Inds(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	251	—	251
VeriSign, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	35	646	—	646
Verizon Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	96	(3,618)	—	(3,618)
Vertex Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	53	4,392	—	4,392
ViaSat Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(76)	18,800	—	18,800
A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Virtu Financial, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(137)	$17,735	$—	$17,735
Vishay Intertechnology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	100	(7,812)	—	(7,812)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(163)	21,057	—	21,057
Vitasoy International Holdings Ltd.(M)	1 Day HONIX -375 bps(M)	Goldman Sachs International	4/17/20	HKD (281)	5,921	—	5,921
Viva Energy Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (25)	1,838	—	1,838
VMware, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	54	5,697	—	5,697
Vodafone Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (95)	11,834	—	11,834
Voya Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	5	(721)	—	(721)
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(202)	17,250	—	17,250
W.R. Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(79)	17,671	—	17,671
W.W. Grainger, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(8)	242	—	242
Walgreens Boots Alliance, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	31	(1,732)	—	(1,732)
Wal-Mart Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	50	(1,146)	—	(1,146)
Washington H. Soul Pattinson and Co., Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD (19)	1,079	—	1,079
Waste Management, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	14	(2,419)	—	(2,419)
Wayfair, Inc.(M)	1 Day USOIS -42 bps(M)	Goldman Sachs International	4/17/20	(88)	(7,466)	—	(7,466)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(29)	5,933	—	5,933
WEC Energy Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(59)	8,202	—	8,202
Weir Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (91)	39,734	—	39,734
A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Wend’ys Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	$ (1,571)	$—	$ (1,571)
Werner Enterprises, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	11,970	—	11,970
WESCO International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	77	(15,299)	—	(15,299)
West Japan Railway Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 6,052	5,946	—	5,946
West Pharmaceutical Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	24	2,154	—	2,154
Western Digital Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(133)	15,564	—	15,564
Western Union Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	32	(2,684)	—	(2,684)
Westinghouse Air Brake Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	4,614	—	4,614
WestRock Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	85	7,577	—	7,577
WH Group(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 611	(6,351)	—	(6,351)
Wharf Real Estate Investment Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (795)	8,018	—	8,018
Whirlpool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	87	(20,501)	—	(20,501)
Whitbread PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/17/20	GBP (73)	6,054	—	6,054
White Mountains Insurance Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	25	(697)	—	(697)
William Hill PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/17/20	GBP (3)	(2,562)	—	(2,562)
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(96)	13,844	—	13,844
Williams-Sonoma, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	65	(13,810)	—	(13,810)
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(149)	12,549	—	12,549
Woodward, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	80	(24,873)	—	(24,873)
A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Workday, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(5)	$ 420	$—	$ 420
World Fuel Services Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	66	7,803	—	7,803
World Wrestling Entertainment, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(60)	11,118	—	11,118
WorleyParsons Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/17/20	AUD 5	756	—	756
Worthington Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	11	525	—	525
WPX Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	10	(603)	—	(603)
Wyndham Hotels & Resorts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(9)	(2,247)	—	(2,247)
Wynn Macau Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 206	(4,878)	—	(4,878)
Wynn Resorts Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(167)	45,469	—	45,469
Xerox Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	247	(75,101)	—	(75,101)
Xilinx, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	19	1,108	—	1,108
Xinyi Glass Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/17/20	HKD (235)	459	—	459
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(139)	23,653	—	23,653
Yakult Honsha Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (10,058)	(18,565)	—	(18,565)
Yamada Denki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 13,225	(8,758)	—	(8,758)
Yamaguchi Financial Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,309	4,809	—	4,809
Yamaha Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 2,213	(2,516)	—	(2,516)
Yamato Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (19,795)	(11,377)	—	(11,377)
Yaskawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/17/20	JPY (17,110)	723	—	723
A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Yelp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	41	$ (12,516)	$—	$ (12,516)
Yokohama Rubber Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/17/20	JPY 1,199	(1,242)	—	(1,242)
Yue Yuen Industrial Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/17/20	HKD 357	(14,640)	—	(14,640)
Zendesk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(54)	3,212	—	3,212
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(88)	17,506	—	17,506
Zimmer Biomet Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/17/20	54	(5,763)	—	(5,763)
Zions Bancorporation NA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(38)	5,265	—	5,265
Zscaler, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(16)	(6,199)	—	(6,199)
Zynga, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/20	(24)	(1,196)	—	(1,196)
					$(1,947,842)	$—	$(1,947,842)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at March 31, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2020
BNP Paribas	(0.450)%	02/24/2020	$1,395,831	05/27/2020	$1,418,010
BNP Paribas	(0.450)%	02/24/2020	724,271	05/27/2020	727,205
BNP Paribas	(0.440)%	02/24/2020	2,434,929	05/27/2020	2,444,793
BNP Paribas	(0.430)%	02/24/2020	890,088	05/27/2020	904,230
BNP Paribas	0.830%	03/11/2020	2,164,324	05/13/2020	2,077,758
			$7,609,443		$7,571,996
The value of the Reverse Repurchase Agreements are $7,571,996. Securities with a market value of $5,998,473 have been segregated to cover the requirement for the reverse repurchase agreement outstanding as of March 31, 2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A136